   As filed with the Securities and Exchange Commission on April 12, 2005


                                                      Registration No. 033-53342
                                                                       811-07280

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 18                 [ X ]


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 19                          ( X )


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)


                                       Copy to:

Richard Choi, Esq.                               Thomas F. English, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street, N.W.                              and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, D.C.  20007-5109                     51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2005
                                    FOR THE
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 651 NEW YORK, NEW YORK 10010


                                                      INVESTING IN
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                          NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                         NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
    This Prospectus describes the individual New York Life LifeStages(R) Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.



    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a guaranteed interest option and the variable investment divisions listed below.



 -    MainStay VP Balanced--Service Class
 -    MainStay VP Basic Value (formerly MainStay VP Dreyfus
      Large Company Value)
 -    MainStay VP Bond
 -    MainStay VP Capital Appreciation
 -    MainStay VP Cash Management
 -    MainStay VP Common Stock
 -    MainStay VP Convertible
 -    MainStay VP Developing Growth (formerly MainStay VP
      Lord Abbett Developing Growth)
 -    MainStay VP Floating Rate--Service Class
 -    MainStay VP Government
 -    MainStay VP Growth (formerly MainStay VP Eagle Asset
      Management Growth Equity)
 -    MainStay VP High Yield Corporate Bond
 -    MainStay VP Income & Growth (formerly MainStay VP
      American Century Income & Growth)
 -    MainStay VP International Equity
 -    MainStay VP Mid Cap Core
 -    MainStay VP Mid Cap Growth
 -    MainStay VP Mid Cap Value
 -    MainStay VP S&P 500 Index
 -    MainStay VP Small Cap Growth
 -    MainStay VP Total Return
 -    MainStay VP Value
 -    Alger American Small Capitalization
 -    Calvert Social Balanced
 -    Colonial Small Cap Value Fund, Variable Series--Class
      B
 -    Dreyfus IP Technology Growth
 -    Fidelity(R) VIP Contrafund(R)
 -    Fidelity(R) VIP Equity-Income
 -    Fidelity(R) VIP Mid Cap--Service Class 2
 -    Janus Aspen Series Balanced
 -    Janus Aspen Series Worldwide Growth
 -    MFS(R) Investors Trust Series
 -    MFS(R) Research Series
 -    MFS(R) Utilities Series--Service Class
 -    Neuberger Berman AMT Mid-Cap Growth--Class S
 -    Royce Micro-Cap Portfolio
 -    Royce Small-Cap Portfolio
 -    T. Rowe Price Equity Income Portfolio
 -    Van Eck Worldwide Hard Assets
 -    Van Kampen UIF Emerging Markets Equity
 -    Victory VIF Diversified Stock--Class A Shares


    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust the MFS(R) Variable Insurance Trust(sm), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.



    To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3

TABLE OF FEES AND EXPENSES.............    5

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE LIFESTAGES(R) FLEXIBLE PREMIUM
  VARIABLE ANNUITY.....................   21
  How Do I Contact NYLIAC?.............   25

FINANCIAL STATEMENTS...................   25

CONDENSED FINANCIAL INFORMATION........   26

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   34
  New York Life Insurance and Annuity
     Corporation.......................   34
  The Separate Accounts................   34
  The Portfolios.......................   34
  Additions, Deletions or Substitutions
     of Investments....................   36
  Reinvestment.........................   37

THE POLICIES...........................   37
  Selecting the Variable Annuity that's
     Right for You.....................   38
  Qualified and Non-Qualified
     Policies..........................   40
  Policy Application and Premium
     Payments..........................   40
  Payments Returned for Insufficient
     Funds.............................   41
  Your Right to Cancel ("Free Look")...   41
  Issue Ages...........................   41
  Transfers............................   42
     Limits on Transfers...............   42
  Virtual Service Center and
     Interactive Voice Response
     System............................   44
  Dollar Cost Averaging................   45
  Automatic Asset Reallocation.........   46
  Interest Sweep.......................   46
  Accumulation Period..................   47
     (a) Crediting of Premium
           Payments....................   47
     (b) Valuation of Accumulation
           Units.......................   47
  Policyowner Inquiries................   47
  Records and Reports..................   47

CHARGES AND DEDUCTIONS.................   48
  Surrender Charges....................   48
  Amount of Surrender Charge...........   48
  Exceptions to Surrender Charges......   48
  Other Charges........................   49
     (a) Mortality and Expense Risk
           Charges.....................   49
     (b) Administration Fee............   49
     (c) Policy Service Charge.........   49
     (d) Fund Charges..................   49



                                         PAGE
                                         ----
     (e) Transfer Fees.................   49
     (f)  Enhanced Beneficiary Benefit
          Rider Charge (optional)......   50
  Group and Sponsored Arrangements.....   50
  Taxes................................   50

DISTRIBUTIONS UNDER THE POLICY.........   50
  Surrenders and Withdrawals...........   50
     (a) Surrenders....................   51
     (b) Partial Withdrawals...........   51
     (c) Periodic Partial
         Withdrawals...................   51
     (d) Hardship Withdrawals..........   51
  Required Minimum Distribution
     Option............................   52
  Our Right to Cancel..................   52
  Annuity Commencement Date............   52
  Death Before Annuity Commencement....   52
  Income Payments......................   53
     (a) Election of Income Payment
           Options.....................   53
     (b) Proof of Survivorship.........   54
  Delay of Payments....................   54
  Designation of Beneficiary...........   54
  Restrictions Under Code Section
     403(b)(11)........................   54
  Loans................................   55
  Riders...............................   55
     (a) Living Needs Benefit
           Rider.......................   56
     (b) Unemployment Benefit
           Rider.......................   56
     (c) Enhanced Beneficiary Benefit
         Rider (optional)..............   56
     (d) Enhanced Spousal Continuance
         Rider (optional)..............   58

THE FIXED ACCOUNT......................   59
     (a) Interest Crediting............   59
     (b) Transfers to Investment
           Divisions...................   59
     (c) Bail-Out (For Policies
         Investing in Separate
         Accounts-I and II)............   59

FEDERAL TAX MATTERS....................   60
  Introduction.........................   60
  Taxation of Annuities in General.....   60
  Qualified Policies...................   61
     (a) 403(b) Plans..................   61
     (b) Individual Retirement
           Annuities...................   62
     (c) Roth Individual Retirement
           Annuities...................   62
     (d) Deferred Compensation
           Plans.......................   62

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   62

VOTING RIGHTS..........................   63

TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   64



    THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS


ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.


ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.


ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.



BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.


BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.


CODE--The Internal Revenue Code of 1986, as amended.


ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.


FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.


FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.


FUND--An open-end management investment company.


INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.


NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.


POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.


POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.


QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.



SEPARATE ACCOUNTS--NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Accounts' Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)



 Transfer Fee                                              Current: No charge
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year.

(1) The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1-3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              Separate Accounts-I and II
                                                             Lesser of $30 or 2% of the Accumulation Value for
                                                             policies with less than $10,000 of Accumulation
                                                             Value.
                                                           Separate Account-III
                                                             $30 for policies with less than $20,000 of
                                                           Accumulation Value.



 Separate Account Annual Expenses                          Separate Accounts-I and II:
                                                             Current and Guaranteed Maximum: 1.30% (annualized) of
                                                             the daily average Variable Accumulation Value,
                                                             including mortality and expense risk and
                                                             administrative fees.
                                                           Separate Account-III
                                                             Current and Guaranteed Maximum: 1.40% (annualized) of
                                                             the daily average Variable Accumulation Value,
                                                             including mortality and expense risk and
                                                             administrative fees.



 Enhanced Beneficiary Benefit Rider Charge                 Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.



              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



 --------------------------------------------------------------------------------------------------------------------------
                                                                     MINIMUM                            MAXIMUM
 --------------------------------------------------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003:                     0.55%                              2.06%
 Expenses that are deducted from the Investment
 Division assets, including management fees, 12-b1
 fees, administration fees and other expenses as of
 12/31/04.



 For policies purchased prior to June 2, 2003:                        0.39%                              1.76%
 Expenses that are deducted from the Investment
 Division assets, including management fees, 12b-1
 fees, administration fees and other expenses as of
 12/31/04.



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



                      TOTAL ANNUAL FUND OPERATING EXPENSES



  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                        0.55%           0.20%           0.25%        0.11%(b)    1.11%
  MainStay VP Basic Value* -- Service Class                    0.60%           0.20%           0.25%        0.16%       1.21%(c)
  MainStay VP Basic Value* -- Initial Class                    0.60%           0.20%           0.00%        0.16%       0.96%(c)
  MainStay VP Bond -- Service Class                            0.25%           0.20%           0.25%        0.09%       0.79%
  MainStay VP Bond -- Initial Class                            0.25%           0.20%           0.00%        0.09%       0.54%
  MainStay VP Capital Appreciation -- Service Class            0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Capital Appreciation -- Initial Class            0.36%           0.20%           0.00%        0.09%       0.65%
  MainStay VP Cash Management                                  0.25%           0.20%           0.00%        0.10%       0.55%
  MainStay VP Common Stock -- Service Class                    0.25%           0.20%           0.25%        0.08%       0.78%
  MainStay VP Common Stock -- Initial Class                    0.25%           0.20%           0.00%        0.08%       0.53%
  MainStay VP Convertible -- Service Class                     0.36%           0.20%           0.25%        0.10%       0.91%
  MainStay VP Convertible -- Initial Class                     0.36%           0.20%           0.00%        0.10%       0.66%
  MainStay VP Developing Growth** -- Service Class             0.60%           0.20%           0.25%        0.28%       1.33%(d)
  MainStay VP Developing Growth** -- Initial Class             0.60%           0.20%           0.00%        0.28%       1.08%(d)
  MainStay VP Floating Rate -- Service Class                   0.40%           0.20%           0.25%        0.19%(b)    1.04%
  MainStay VP Government -- Service Class                      0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP Government -- Initial Class                      0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Growth*** -- Service Class                       0.50%           0.20%           0.25%        0.15%       1.10%
  MainStay VP Growth*** -- Initial Class                       0.50%           0.20%           0.00%        0.15%       0.85%
  MainStay VP High Yield Corporate Bond -- Service Class       0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP High Yield Corporate Bond -- Initial Class       0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Income & Growth**** -- Service Class             0.50%           0.20%           0.25%        0.20%       1.15%
  MainStay VP Income & Growth**** -- Initial Class             0.50%           0.20%           0.00%        0.20%       0.90%

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Service Class            0.60%           0.20%           0.25%        0.19%       1.24%
  MainStay VP International Equity -- Initial Class            0.60%           0.20%           0.00%        0.19%       0.99%
  MainStay VP Mid Cap Core -- Service Class                    0.85% (e)       0.00%           0.25%        0.19%       1.29%(f)
  MainStay VP Mid Cap Core -- Initial Class                    0.85% (e)       0.00%           0.00%        0.19%       1.04%(f)
  MainStay VP Mid Cap Growth -- Service Class                  0.75% (e)       0.00%           0.25%        0.13%       1.13%(g)
  MainStay VP Mid Cap Growth -- Initial Class                  0.75% (e)       0.00%           0.00%        0.13%       0.88%(g)
  MainStay VP Mid Cap Value -- Service Class                   0.70% (e)       0.00%           0.25%        0.11%       1.06%(h)
  MainStay VP Mid Cap Value -- Initial Class                   0.70% (e)       0.00%           0.00%        0.11%       0.81%(h)
  MainStay VP S&P 500 Index -- Service Class                   0.10%           0.20%           0.25%        0.09%       0.64%
  MainStay VP S&P 500 Index -- Initial Class                   0.10%           0.20%           0.00%        0.09%       0.39%
  MainStay VP Small Cap Growth -- Service Class                0.90% (e)       0.00%           0.25%        0.14%       1.29%(i)
  MainStay VP Small Cap Growth -- Initial Class                0.90% (e)       0.00%           0.00%        0.14%       1.04%(i)
  MainStay VP Total Return -- Service Class                    0.32%           0.20%           0.25%        0.10%       0.87%
  MainStay VP Total Return -- Initial Class                    0.32%           0.20%           0.00%        0.10%       0.62%
  MainStay VP Value -- Service Class                           0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Value -- Initial Class                           0.36%           0.20%           0.00%        0.09%       0.65%
  Alger American Small Capitalization -- Class S Shares        0.85%           0.00%           0.25%        0.12%       1.22%
  Alger American Small Capitalization -- Class O Shares        0.85%           0.00%           0.00%        0.12%       0.97%
  Calvert Social Balanced                                      0.425%          0.275%          0.00%        0.21%       0.91%
  Colonial Small Cap Value Fund, Variable Series -- Class
    B                                                          0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  Dreyfus IP Technology Growth -- Service Shares               0.75%           0.00%           0.25%        0.10%       1.10%
  Dreyfus IP Technology Growth -- Initial Shares               0.75%           0.00%           0.00%        0.10%       0.85%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2             0.57%           0.00%           0.25%        0.11%       0.93%(k)
  Fidelity(R) VIP Contrafund(R) -- Initial Class               0.57%           0.00%           0.00%        0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income -- Service Class 2             0.47%           0.00%           0.25%        0.11%       0.83%(l)
  Fidelity(R) VIP Equity-Income -- Initial Class               0.47%           0.00%           0.00%        0.11%       0.58%(l)
  Fidelity(R) VIP Mid Cap -- Service Class 2                   0.57%           0.00%           0.25%        0.14%       0.96%(m)
  Janus Aspen Series Balanced -- Service Shares                0.55%           0.00%           0.25%        0.01%       0.81%(n)
  Janus Aspen Series Balanced -- Institutional Shares          0.55%           0.00%           0.00%        0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth -- Service Shares        0.60%           0.00%           0.25%        0.03%       0.88%(n)
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares                                                     0.60%           0.00%           0.00%        0.03%       0.63%(n)
  MFS(R) Investors Trust Series -- Service Class               0.75%           0.00%           0.25%        0.11%       1.11%(o)
  MFS(R) Investors Trust Series -- Initial Class               0.75%           0.00%           0.00%        0.11%       0.86%(o)
  MFS(R) Research Series -- Service Class                      0.75%           0.00%           0.25%        0.13%       1.13%(o)
  MFS(R) Research Series -- Initial Class                      0.75%           0.00%           0.00%        0.13%       0.88%(o)
  MFS(R) Utilities Series -- Service Class                     0.75%           0.00%           0.25%        0.14%       1.14%(o)
  Neuberger Berman AMT Mid-Cap Growth -- Class S               0.84%           0.00%           0.25%        0.08%       1.17%(p)
  Royce Micro-Cap Portfolio                                    1.25%           0.00%           0.00%        0.09%       1.34%
  Royce Small-Cap Portfolio                                    1.00%           0.00%           0.00%        0.14%       1.14%
  T. Rowe Price Equity Income Portfolio -- II                  0.85%           0.00%           0.25%        0.00%       1.10%(q)
  T. Rowe Price Equity Income Portfolio                        0.85%           0.00%           0.00%        0.00%       0.85%(q)

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  ------------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                                1.00%           0.00%           0.00%        0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity -- Class II           1.25%           0.00%           0.35%        0.46%       2.06%(r)
  Van Kampen UIF Emerging Markets Equity -- Class I            1.25%           0.00%           0.00%        0.46%       1.71%(s)
  Victory VIF Diversified Stock -- Class A Shares              0.30%           0.00%           0.25%        1.21%       1.76%(t)



   * Formerly MainStay VP Dreyfus Large Company Value



  ** Formerly MainStay VP Lord Abbett Developing Growth



 *** Formerly MainStay VP Eagle Asset Management Growth Equity



**** Formerly MainStay VP American Century Income & Growth



 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.



 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.



 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.



 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.



 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.98% of average daily net assets for Initial Class Shares and 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.97% of average daily net assets for Initial Class Shares and 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.81% of average daily net assets for Initial Class Shares and 1.06% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.



 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.



 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.



 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.



 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.



 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.



 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 1.13% for Utilities Series, Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the Portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.



 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.



 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.



 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.50%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES



     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $10,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:



FOR POLICIES INVESTING IN SEPARATE ACCOUNT--I AND II:


                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.....................  $892.97   $  759.98   $1,299.22   $2,771.30   $892.97   $1,439.01   $1,809.09   $2,771.30
with EBB Rider.........................  $921.79   $  852.01   $1,452.03   $3,072.74   $921.79   $1,524.95   $1,954.30   $3,072.74

MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders.....................  $878.56   $  713.77   $1,222.10   $2,617.22   $878.56   $1,395.86   $1,735.81   $2,617.22
with EBB Rider.........................  $907.42   $  806.22   $1,376.12   $2,923.63   $907.42   $1,482.19   $1,882.17   $2,923.63

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.....................  $838.22   $  583.60   $1,003.58   $2,173.47   $838.22   $1,274.31   $1,528.15   $2,173.47
with EBB Rider.........................  $867.20   $  677.25   $1,161.00   $2,494.19   $867.20   $1,361.76   $1,677.75   $2,494.19

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.....................  $848.79   $  617.80   $1,061.19   $2,291.47   $848.79   $1,306.24   $1,582.89   $2,291.47
with EBB Rider.........................  $877.74   $  711.14   $1,217.71   $2,608.40   $877.74   $1,393.40   $1,731.63   $2,608.40

MAINSTAY VP CASH MANAGEMENT
without any Riders.....................  $839.18   $  586.72   $1,008.85   $2,184.26   $839.18   $1,277.22   $1,533.16   $2,184.26
with EBB Rider.........................  $868.17   $  680.33   $1,166.16   $2,504.62   $868.17   $1,364.64   $1,682.65   $2,504.62

MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.....................  $837.26   $  580.50   $  998.35   $2,162.70   $837.26   $1,271.41   $1,523.18   $2,162.70
with EBB Rider.........................  $866.25   $  674.16   $1,155.82   $2,483.74   $866.25   $1,358.87   $1,672.83   $2,483.74

MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.....................  $849.74   $  620.91   $1,066.42   $2,302.15   $849.74   $1,309.15   $1,587.87   $2,302.15
with EBB Rider.........................  $878.69   $  714.21   $1,222.85   $2,618.72   $878.69   $1,396.27   $1,736.52   $2,618.72

MAINSTAY VP DEVELOPING GROWTH--INITIAL
  CLASS
without any Riders.....................  $890.08   $  750.75   $1,283.83   $2,740.66   $890.08   $1,430.39   $1,794.47   $2,740.66
with EBB Rider.........................  $918.91   $  842.87   $1,436.90   $3,043.09   $918.91   $1,516.41   $1,939.92   $3,043.09

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.....................  $886.24   $  738.43   $1,263.29   $2,699.68   $886.24   $1,418.89   $1,774.95   $2,699.68
with EBB Rider.........................  $915.08   $  830.66   $1,416.67   $3,003.43   $915.08   $1,505.01   $1,920.70   $3,003.43

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.....................  $247.03   $  759.98   $1,299.22   $2,771.30
with EBB Rider.........................  $277.79   $  852.01   $1,452.03   $3,072.74
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders.....................  $231.65   $  713.77   $1,222.10   $2,617.22
with EBB Rider.........................  $262.46   $  806.22   $1,376.12   $2,923.63
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.....................  $188.60   $  583.60   $1,003.58   $2,173.47
with EBB Rider.........................  $219.53   $  677.25   $1,161.00   $2,494.19
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.....................  $199.88   $  617.80   $1,061.19   $2,291.47
with EBB Rider.........................  $230.78   $  711.14   $1,217.71   $2,608.40
MAINSTAY VP CASH MANAGEMENT
without any Riders.....................  $189.63   $  586.72   $1,008.85   $2,184.26
with EBB Rider.........................  $220.56   $  680.33   $1,166.16   $2,504.62
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.....................  $187.58   $  580.50   $  998.35   $2,162.70
with EBB Rider.........................  $218.52   $  674.16   $1,155.82   $2,483.74
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.....................  $200.90   $  620.91   $1,066.42   $2,302.15
with EBB Rider.........................  $231.80   $  714.21   $1,222.85   $2,618.72
MAINSTAY VP DEVELOPING GROWTH--INITIAL
  CLASS
without any Riders.....................  $243.95   $  750.75   $1,283.83   $2,740.66
with EBB Rider.........................  $274.72   $  842.87   $1,436.90   $3,043.09
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.....................  $239.85   $  738.43   $1,263.29   $2,699.68
with EBB Rider.........................  $270.63   $  830.66   $1,416.67   $3,003.43

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.....................  $843.03   $  599.16   $1,029.81   $2,227.28   $843.03   $1,288.84   $1,553.07   $2,227.28
with EBB Rider.........................  $872.00   $  692.66   $1,186.81   $2,546.27   $872.00   $1,376.15   $1,702.27   $2,546.27

MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.....................  $868.00   $  679.79   $1,165.25   $2,502.78   $868.00   $1,364.13   $1,681.78   $2,502.78
with EBB Rider.........................  $896.89   $  772.56   $1,320.16   $2,812.90   $896.89   $1,450.76   $1,828.99   $2,812.90

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.....................  $843.03   $  599.16   $1,029.81   $2,227.28   $843.03   $1,288.84   $1,553.07   $2,227.28
with EBB Rider.........................  $872.00   $  692.66   $1,186.81   $2,546.27   $872.00   $1,376.15   $1,702.27   $2,546.27

MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders.....................  $872.79   $  695.24   $1,191.12   $2,554.95   $872.79   $1,378.56   $1,706.37   $2,554.95
with EBB Rider.........................  $901.68   $  787.85   $1,345.61   $2,863.37   $901.68   $1,465.04   $1,853.18   $2,863.37

MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.....................  $881.44   $  723.02   $1,237.56   $2,648.21   $881.44   $1,404.50   $1,750.50   $2,648.21
with EBB Rider.........................  $910.30   $  815.39   $1,391.35   $2,953.64   $910.30   $1,490.75   $1,896.64   $2,953.64

MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.....................  $886.24   $  738.43   $1,263.29   $2,699.68   $886.24   $1,418.89   $1,774.95   $2,699.68
with EBB Rider.........................  $915.08   $  830.66   $1,416.67   $3,003.43   $915.08   $1,505.01   $1,920.70   $3,003.43

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $870.87   $  689.06   $1,180.78   $2,534.12   $870.87   $1,372.79   $1,696.54   $2,534.12
with EBB Rider.........................  $899.76   $  781.74   $1,335.44   $2,843.21   $899.76   $1,459.33   $1,843.51   $2,843.21

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.....................  $864.15   $  667.41   $1,144.50   $2,460.85   $864.15   $1,352.57   $1,662.06   $2,460.85
with EBB Rider.........................  $893.06   $  760.28   $1,299.72   $2,772.30   $893.06   $1,439.30   $1,809.57   $2,772.30

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.....................  $823.82   $  536.85   $  924.62   $2,010.50   $823.82   $1,230.65   $1,453.11   $2,010.50
with EBB Rider.........................  $852.85   $  630.92   $1,083.25   $2,336.47   $852.85   $1,318.49   $1,603.86   $2,336.47

MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $886.24   $  738.43   $1,263.29   $2,699.68   $886.24   $1,418.89   $1,774.95   $2,699.68
with EBB Rider.........................  $915.08   $  830.66   $1,416.67   $3,003.43   $915.08   $1,505.01   $1,920.70   $3,003.43

MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.....................  $845.90   $  608.48   $1,045.51   $2,259.43   $845.90   $1,297.54   $1,567.99   $2,259.43
with EBB Rider.........................  $874.86   $  701.90   $1,202.27   $2,577.38   $874.86   $1,384.77   $1,716.96   $2,577.38

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.....................  $848.79   $  617.80   $1,061.19   $2,291.47   $848.79   $1,306.24   $1,582.89   $2,291.47
with EBB Rider.........................  $877.74   $  711.14   $1,217.71   $2,608.40   $877.74   $1,393.40   $1,731.63   $2,608.40

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.....................  $879.52   $  716.85   $1,227.26   $2,627.57   $879.52   $1,398.74   $1,740.71   $2,627.57
with EBB Rider.........................  $908.38   $  809.28   $1,381.20   $2,933.64   $908.38   $1,485.05   $1,886.99   $2,933.64

CALVERT SOCIAL BALANCED
without any Riders.....................  $873.76   $  698.33   $1,196.29   $2,565.35   $873.76   $1,381.44   $1,711.28   $2,565.35
with EBB Rider.........................  $902.64   $  790.92   $1,350.71   $2,873.45   $902.64   $1,467.91   $1,858.03   $2,873.45

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.....................  $193.73   $  599.16   $1,029.81   $2,227.28
with EBB Rider.........................  $224.65   $  692.66   $1,186.81   $2,546.27
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.....................  $220.38   $  679.79   $1,165.25   $2,502.78
with EBB Rider.........................  $251.22   $  772.56   $1,320.16   $2,812.90
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.....................  $193.73   $  599.16   $1,029.81   $2,227.28
with EBB Rider.........................  $224.65   $  692.66   $1,186.81   $2,546.27
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders.....................  $225.50   $  695.24   $1,191.12   $2,554.95
with EBB Rider.........................  $256.32   $  787.85   $1,345.61   $2,863.37
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.....................  $234.73   $  723.02   $1,237.56   $2,648.21
with EBB Rider.........................  $265.53   $  815.39   $1,391.35   $2,953.64
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.....................  $239.85   $  738.43   $1,263.29   $2,699.68
with EBB Rider.........................  $270.63   $  830.66   $1,416.67   $3,003.43
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $223.45   $  689.06   $1,180.78   $2,534.12
with EBB Rider.........................  $254.28   $  781.74   $1,335.44   $2,843.21
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.....................  $216.28   $  667.41   $1,144.50   $2,460.85
with EBB Rider.........................  $247.13   $  760.28   $1,299.72   $2,772.30
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.....................  $173.23   $  536.85   $  924.62   $2,010.50
with EBB Rider.........................  $204.21   $  630.92   $1,083.25   $2,336.47
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders.....................  $239.85   $  738.43   $1,263.29   $2,699.68
with EBB Rider.........................  $270.63   $  830.66   $1,416.87   $3,003.43
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.....................  $196.80   $  608.48   $1,045.51   $2,259.43
with EBB Rider.........................  $227.71   $  701.90   $1,202.27   $2,577.38
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.....................  $199.88   $  617.80   $1,061.19   $2,291.47
with EBB Rider.........................  $230.78   $  711.14   $1,217.71   $2,608.40
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.....................  $232.68   $  716.85   $1,227.26   $2,627.57
with EBB Rider.........................  $263.48   $  809.28   $1,381.20   $2,933.64
CALVERT SOCIAL BALANCED
without any Riders.....................  $226.53   $  698.33   $1,196.29   $2,565.35
with EBB Rider.........................  $257.35   $  790.92   $1,350.71   $2,873.45

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
COLONIAL SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders.....................  $903.53   $  793.78   $1,355.46   $2,882.84   $903.53   $1,470.57   $1,862.54   $2,882.84
with EBB Rider.........................  $932.32   $  885.49   $1,507.41   $3,180.66   $932.32   $1,556.22   $2,006.92   $3,180.66

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders.....................  $868.00   $  679.79   $1,165.25   $2,502.78   $868.00   $1,364.13   $1,681.78   $2,502.78
with EBB Rider.........................  $896.89   $  772.56   $1,320.16   $2,812.90   $896.89   $1,450.76   $1,828.99   $2,812.90

FIDELITY(R) VIP CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.....................  $851.66   $  627.12   $1,076.86   $2,323.44   $851.66   $1,314.95   $1,597.79   $2,323.44
with EBB Rider.........................  $880.61   $  720.36   $1,233.12   $2,639.32   $880.61   $1,402.02   $1,746.28   $2,639.32

FIDELITY(R) VIP EQUITY-INCOME--INITIAL
  CLASS
without any Riders.....................  $842.06   $  596.05   $1,024.57   $2,216.53   $842.06   $1,285.93   $1,548.09   $2,216.53
with EBB Rider.........................  $871.03   $  689.58   $1,181.65   $2,535.86   $871.03   $1,373.28   $1,697.36   $2,535.86

FIDELITY(R) VIP MID CAP--SERVICE CLASS
  2
without any Riders.....................  $878.56   $  713.77   $1,222.10   $2,617.22   $878.56   $1,395.86   $1,735.81   $2,617.22
with EBB Rider.........................  $907.42   $  806.22   $1,376.12   $2,923.63   $907.42   $1,482.19   $1,882.17   $2,923.63

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.....................  $840.14   $  589.83   $1,014.09   $2,195.03   $840.14   $1,280.12   $1,538.13   $2,195.03
with EBB Rider.........................  $869.12   $  683.41   $1,171.32   $2,515.04   $869.12   $1,367.51   $1,687.56   $2,515.04

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.....................  $846.87   $  611.59   $1,050.74   $2,270.12   $846.87   $1,300.44   $1,572.96   $2,270.12
with EBB Rider.........................  $875.83   $  704.98   $1,207.41   $2,587.72   $875.83   $1,387.65   $1,721.85   $2,587.72

MFS(R) INVESTORS TRUST SERIES--INITIAL
  CLASS
without any Riders.....................  $868.95   $  682.88   $1,170.42   $2,513.23   $868.95   $1,367.02   $1,686.70   $2,513.23
with EBB Rider.........................  $897.84   $  775.62   $1,325.25   $2,823.00   $897.84   $1,453.62   $1,833.83   $2,823.00

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.....................  $870.87   $  689.06   $1,180.78   $2,534.12   $870.87   $1,372.79   $1,696.54   $2,534.12
with EBB Rider.........................  $899.76   $  781.74   $1,335.44   $2,843.21   $899.76   $1,459.33   $1,843.51   $2,843.21

MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $895.84   $  769.21   $1,314.58   $2,801.83   $895.84   $1,447.63   $1,823.69   $2,801.83
with EBB Rider.........................  $924.66   $  861.15   $1,467.17   $3,102.28   $924.66   $1,533.48   $1,968.68   $3,102.28

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.....................  $898.73   $  778.43   $1,329.93   $2,832.29   $898.73   $1,456.24   $1,838.28   $2,832.29
with EBB Rider.........................  $927.53   $  870.29   $1,482.27   $3,131.76   $927.53   $1,542.02   $1,983.04   $3,131.76

ROYCE MICRO-CAP PORTFOLIO
without any Riders.....................  $915.05   $  830.57   $1,416.52   $3,003.14   $915.05   $1,504.93   $1,920.56   $3,003.14
with EBB Rider.........................  $943.81   $  921.95   $1,567.51   $3,297.08   $943.81   $1,590.25   $2,064.03   $3,297.08

ROYCE SMALL-CAP PORTFOLIO
without any Riders.....................  $895.84   $  769.21   $1,314.58   $2,801.83   $895.84   $1,447.63   $1,823.69   $2,801.83
with EBB Rider.........................  $924.66   $  861.15   $1,467.17   $3,102.28   $924.66   $1,533.48   $1,968.68   $3,102.28

T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.....................  $868.00   $  679.79   $1,165.25   $2,502.78   $868.00   $1,364.13   $1,681.78   $2,502.78
with EBB Rider.........................  $896.89   $  772.56   $1,320.16   $2,812.90   $896.89   $1,450.76   $1,828.99   $2,812.90

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
COLONIAL SMALL CAP VALUE FUND, VARIABLE
  SERIES--CLASS B
without any Riders.....................  $258.30   $  793.78   $1,355.46   $2,882.84
with EBB Rider.........................  $289.03   $  885.49   $1,507.41   $3,180.66
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders.....................  $220.38   $  679.79   $1,165.25   $2,502.78
with EBB Rider.........................  $251.22   $  772.56   $1,320.16   $2,812.90
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.....................  $202.95   $  627.12   $1,076.86   $2,323.44
with EBB Rider.........................  $233.84   $  720.36   $1,233.12   $2,639.32
FIDELITY(R) VIP EQUITY-INCOME--INITIAL
  CLASS
without any Riders.....................  $192.70   $  596.05   $1,024.57   $2,216.53
with EBB Rider.........................  $223.62   $  689.58   $1,181.65   $2,535.86
FIDELITY(R) VIP MID CAP--SERVICE CLASS
  2
without any Riders.....................  $231.65   $  713.77   $1,222.10   $2,617.22
with EBB Rider.........................  $262.46   $  806.22   $1,376.12   $2,923.63
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.....................  $190.65   $  589.83   $1,014.09   $2,195.03
with EBB Rider.........................  $221.58   $  683.41   $1,171.32   $2,515.04
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.....................  $197.83   $  611.59   $1,050.74   $2,270.12
with EBB Rider.........................  $228.74   $  704.98   $1,207.41   $2,587.72
MFS(R) INVESTORS TRUST SERIES--INITIAL
  CLASS
without any Riders.....................  $221.40   $  682.88   $1,170.42   $2,513.23
with EBB Rider.........................  $252.24   $  775.62   $1,325.25   $2,823.00
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.....................  $223.45   $  689.06   $1,180.78   $2,534.12
with EBB Rider.........................  $254.28   $  781.74   $1,335.44   $2,843.21
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.....................  $250.10   $  769.21   $1,314.58   $2,801.83
with EBB Rider.........................  $280.85   $  861.15   $1,467.17   $3,102.28
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.....................  $253.18   $  778.43   $1,329.93   $2,832.29
with EBB Rider.........................  $283.92   $  870.29   $1,482.27   $3,131.76
ROYCE MICRO-CAP PORTFOLIO
without any Riders.....................  $270.60   $  830.57   $1,416.52   $3,003.14
with EBB Rider.........................  $301.29   $  921.95   $1,567.51   $3,297.08
ROYCE SMALL-CAP PORTFOLIO
without any Riders.....................  $250.10   $  769.21   $1,314.58   $2,801.83
with EBB Rider.........................  $280.85   $  861.15   $1,467.17   $3,102.28
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.....................  $220.38   $  679.79   $1,165.25   $2,502.78
with EBB Rider.........................  $251.22   $  772.56   $1,320.16   $2,812.90

                                                       EXPENSES IF YOU                               EXPENSES IF YOU
                                                    ANNUITIZE YOUR POLICY                         SURRENDER YOUR POLICY
                                         -------------------------------------------   -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------   -------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $901.61   $  787.64   $1,345.25   $2,862.65   $901.61   $1,464.84   $1,852.83   $2,862.65
with EBB Rider.........................  $930.40   $  879.41   $1,497.35   $3,161.14   $930.40   $1,550.54   $1,997.37   $3,161.14

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.....................  $950.59   $  943.41   $1,602.84   $3,365.13   $950.59   $1,610.30   $2,097.60   $3,365.13
with EBB Rider.........................  $979.24   $1,033.76   $1,750.95   $3,647.37   $979.24   $1,694.66   $2,238.34   $3,647.37

VICTORY VIF DIVERSIFIED STOCK--CLASS A
  SHARES
without any Riders.....................  $955.39   $  958.59   $1,627.79   $3,413.01   $955.39   $1,624.47   $2,121.31   $3,413.01
with EBB Rider.........................  $984.02   $1,048.80   $1,775.52   $3,693.71   $984.02   $1,708.71   $2,261.68   $3,693.71

                                                   EXPENSES IF YOU DO NOT
                                                    SURRENDER YOUR POLICY
                                         -------------------------------------------
INVESTMENT DIVISION                       1 YR       3 YR        5 YR        10 YR
-------------------                      -------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.....................  $256.25   $  787.64   $1,345.25   $2,862.65
with EBB Rider.........................  $286.98   $  879.41   $1,497.35   $3,161.14
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.....................  $308.53   $  943.41   $1,602.84   $3,365.13
with EBB Rider.........................  $339.10   $1,033.76   $1,750.95   $3,647.37
VICTORY VIF DIVERSIFIED STOCK--CLASS A
  SHARES
without any Riders.....................  $313.65   $  958.59   $1,627.79   $3,413.01
with EBB Rider.........................  $344.21   $1,048.80   $1,775.52   $3,693.71

EXAMPLES



     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.



     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:



FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003 IN SEPARATE ACCOUNT--III:


                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  931.36   $  882.46   $1,502.38   $3,170.92   $  931.36   $1,553.38   $2,002.15   $3,170.92
with EBB Rider.....................  $  960.16   $  973.64   $1,652.50   $3,460.29   $  960.16   $1,638.53   $2,144.79   $3,460.29
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $  940.94   $  912.84   $1,552.52   $3,268.12   $  940.94   $1,581.75   $2,049.79   $3,268.12
with EBB Rider.....................  $  969.70   $1,003.74   $1,701.85   $3,554.34   $  969.70   $1,666.63   $2,191.68   $3,554.34
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $  900.72   $  784.80   $1,340.53   $2,853.31   $  900.72   $1,462.19   $1,848.35   $2,853.31
with EBB Rider.....................  $  929.61   $  876.88   $1,493.17   $3,152.97   $  929.61   $1,548.18   $1,993.39   $3,152.97

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $  911.25   $  818.44   $1,396.41   $2,963.61   $  911.25   $1,493.60   $1,901.45   $2,963.61
with EBB Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,045.66   $3,259.73

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  877.74   $  711.14   $1,217.71   $2,608.40   $  877.74   $1,393.40   $1,731.63   $2,608.40
with EBB Rider.....................  $  906.69   $  803.90   $1,372.26   $2,916.00   $  906.69   $1,480.02   $1,878.50   $2,916.00

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $  899.76   $  781.74   $1,335.44   $2,843.21   $  899.76   $1,459.33   $1,843.51   $2,843.21
with EBB Rider.....................  $  928.65   $  873.84   $1,488.14   $3,143.20   $  928.65   $1,545.33   $1,988.62   $3,143.20

MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $  952.43   $  949.23   $1,612.40   $3,383.48   $  952.43   $1,615.73   $2,106.69   $3,383.48
with EBB Rider.....................  $  981.16   $1,039.79   $1,760.79   $3,665.95   $  981.16   $1,700.29   $2,247.69   $3,665.95
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  924.66   $  861.15   $1,467.17   $3,102.28   $  924.66   $1,533.48   $1,968.68   $3,102.28
with EBB Rider.....................  $  953.47   $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,111.83   $3,393.89

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $288.01   $  882.46   $1,502.38   $3,170.92
with EBB Rider.....................  $318.74   $  973.64   $1,652.50   $3,460.29
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $298.23   $  912.84   $1,552.52   $3,268.12
with EBB Rider.....................  $328.92   $1,003.74   $1,701.85   $3,554.34
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $255.31   $  784.80   $1,340.53   $2,853.31
with EBB Rider.....................  $286.13   $  876.88   $1,493.17   $3,152.97
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $266.54   $  818.44   $1,396.41   $2,963.61
with EBB Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $230.78   $  711.14   $1,217.71   $2,608.40
with EBB Rider.....................  $261.68   $  803.90   $1,372.26   $2,916.00
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $254.28   $  781.74   $1,335.44   $2,843.21
with EBB Rider.....................  $285.11   $  873.84   $1,488.14   $3,143.20
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $310.49   $  949.23   $1,612.40   $3,383.48
with EBB Rider.....................  $341.15   $1,039.79   $1,760.79   $3,665.95
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $280.85   $  861.15   $1,467.17   $3,102.28
with EBB Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $  905.51   $  800.10   $1,365.96   $2,903.59   $  905.51   $1,476.47   $1,872.51   $2,903.59
with EBB Rider.....................  $  934.38   $  892.03   $1,518.19   $3,201.62   $  934.38   $1,562.32   $2,017.17   $3,201.62

MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders.................  $  930.40   $  879.41   $1,497.35   $3,161.14   $  930.40   $1,550.54   $1,997.37   $3,161.14
with EBB Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,140.08   $3,450.82

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $  905.51   $  800.10   $1,365.96   $2,903.59   $  905.51   $1,476.47   $1,872.51   $2,903.59
with EBB Rider.....................  $  934.38   $  892.03   $1,518.19   $3,201.62   $  934.38   $1,562.32   $2,017.17   $3,201.62

MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $  935.19   $  894.63   $1,522.47   $3,209.91   $  935.19   $1,564.74   $2,021.23   $3,209.91
with EBB Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,163.57   $3,498.03

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $  943.81   $  921.95   $1,567.51   $3,297.08   $  943.81   $1,590.25   $2,064.03   $3,297.08
with EBB Rider.....................  $  972.56   $1,012.76   $1,716.61   $3,582.36   $  972.56   $1,675.05   $2,205.71   $3,582.36

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $  948.60   $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17
with EBB Rider.....................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88

MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $  933.28   $  888.54   $1,512.43   $3,190.43   $  933.28   $1,559.06   $2,011.69   $3,190.43
with EBB Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,154.17   $3,479.15

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $  926.57   $  867.24   $1,477.23   $3,121.94   $  926.57   $1,539.17   $1,978.25   $3,121.94
with EBB Rider.....................  $  955.38   $  958.56   $1,627.74   $3,412.91   $  955.38   $1,624.44   $2,121.26   $3,412.91

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $  886.35   $  738.81   $1,263.91   $2,700.92   $  886.35   $1,419.24   $1,775.54   $2,700.92
with EBB Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $1,921.71   $3,005.53

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $948.60...  $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17
with EBB Rider.....................  $977.34...  $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $  908.38   $  809.28   $1,381.20   $2,933.64   $  908.38   $1,485.05   $1,886.99   $2,933.64
with EBB Rider.....................  $  937.24   $  901.13   $1,533.20   $3,230.71   $  937.24   $1,570.82   $2,031.43   $3,230.71

MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $  911.25   $  818.44   $1,396.41   $2,963.61   $  911.25   $1,493.60   $1,901.45   $2,963.61
with EBB Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,045.66   $3,259.73

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

CALVERT SOCIAL BALANCED
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $260.41   $  800.10   $1,365.96   $2,903.59
with EBB Rider.....................  $291.22   $  892.03   $1,518.19   $3,201.62
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders.................  $286.98   $  879.41   $1,497.35   $3,161.14
with EBB Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $260.41   $  800.10   $1,365.96   $2,903.59
with EBB Rider.....................  $291.22   $  892.03   $1,518.19   $3,201.62
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $292.10   $  894.63   $1,522.47   $3,209.91
with EBB Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $301.29   $  921.95   $1,567.51   $3,297.08
with EBB Rider.....................  $331.98   $1,012.76   $1,716.61   $3,582.36
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $306.40   $  937.10   $1,592.47   $3,345.17
with EBB Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $290.05   $  888.54   $1,512.43   $3,190.43
with EBB Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $282.89   $  867.24   $1,477.23   $3,121.94
with EBB Rider.....................  $313.64   $  958.56   $1,627.74   $3,412.91
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $239.97   $  738.81   $1,263.91   $2,700.92
with EBB Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $306.40   $  937.10   $1,592.47   $3,345.17
with EBB Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $263.48   $  809.28   $1,381.20   $2,933.64
with EBB Rider.....................  $294.28   $  901.13   $1,533.20   $3,230.71
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $266.54   $  818.44   $1,396.41   $2,963.61
with EBB Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
CALVERT SOCIAL BALANCED
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

DREYFUS IP TECHNOLOGY GROWTH
  --SERVICE SHARES
without any Riders.................  $  930.40   $  879.41   $1,497.35   $3,161.14   $  930.40   $1,550.54   $1,997.37   $3,161.14
with EBB Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,140.08   $3,450.82

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $  914.13   $  827.61   $1,411.62   $2,993.49   $  914.13   $1,502.17   $1,915.90   $2,993.49
with EBB Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,059.86   $3,288.61

FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.................  $  904.55   $  797.04   $1,360.88   $2,893.54   $  904.55   $1,473.62   $1,867.68   $2,893.54
with EBB Rider.....................  $  933.43   $  889.01   $1,513.21   $3,191.93   $  933.43   $1,559.50   $2,012.43   $3,191.93

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  917.00   $  836.76   $1,426.78   $3,023.28   $  917.00   $1,510.71   $1,930.31   $3,023.28
with EBB Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,074.07   $3,317.45

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $  902.64   $  790.92   $1,350.71   $2,873.45   $  902.64   $1,467.91   $1,858.03   $2,873.45
with EBB Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,002.91   $3,172.46

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $  909.34   $  812.33   $1,386.26   $2,943.64   $  909.34   $1,487.90   $1,891.80   $2,943.64
with EBB Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,036.17   $3,240.39

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $  931.36   $  882.46   $1,502.38   $3,170.92   $  931.36   $1,553.38   $2,002.15   $3,170.92
with EBB Rider.....................  $  960.16   $  973.64   $1,652.50   $3,460.29   $  960.16   $1,638.53   $2,144.79   $3,460.29

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $  933.28   $  888.54   $1,512.43   $3,190.43   $  933.28   $1,559.06   $2,011.69   $3,190.43
with EBB Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,154.17   $3,479.15

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  934.23   $  891.58   $1,517.44   $3,200.16   $  934.23   $1,561.89   $2,016.45   $3,200.16
with EBB Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,158.87   $3,488.60

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  953.38   $  952.25   $1,617.37   $3,393.03   $  953.38   $1,618.55   $2,111.41   $3,393.03
with EBB Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,252.35   $3,675.19

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  934.23   $  891.58   $1,517.44   $3,200.16   $  934.23   $1,561.89   $2,016.45   $3,200.16
with EBB Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,158.87   $3,488.60

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $  930.40   $  879.41   $1,497.35   $3,161.14   $  930.40   $1,550.54   $1,997.37   $3,161.14
with EBB Rider.....................  $  959.20   $  970.62   $1,647.54   $3,450.82   $  959.20   $1,635.70   $2,140.08   $3,450.82

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
DREYFUS IP TECHNOLOGY GROWTH
  --SERVICE SHARES
without any Riders.................  $286.98   $  879.41   $1,497.35   $3,161.14
with EBB Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $269.61   $  827.61   $1,411.62   $2,993.49
with EBB Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.................  $259.39   $  797.04   $1,360.88   $2,893.54
with EBB Rider.....................  $290.21   $  889.01   $1,513.21   $3,191.93
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $272.67   $  836.76   $1,426.78   $3,023.28
with EBB Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $257.35   $  790.92   $1,350.71   $2,873.45
with EBB Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $264.50   $  812.33   $1,386.26   $2,943.64
with EBB Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $288.01   $  882.46   $1,502.38   $3,170.92
with EBB Rider.....................  $318.74   $  973.64   $1,652.50   $3,460.29
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $290.05   $  888.54   $1,512.43   $3,190.43
with EBB Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $291.07   $  891.58   $1,517.44   $3,200.16
with EBB Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $311.51   $  952.25   $1,617.37   $3,393.03
with EBB Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $291.07   $  891.58   $1,517.44   $3,200.16
with EBB Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $286.98   $  879.41   $1,497.35   $3,161.14
with EBB Rider.....................  $317.71   $  970.62   $1,647.54   $3,450.82

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  939.98   $  909.80   $1,547.51   $3,258.42   $  939.98   $1,578.91   $2,045.02   $3,258.42
with EBB Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,186.99   $3,544.97

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $1,022.33   $1,168.59   $1,970.20   $4,056.22   $1,022.33   $1,820.56   $2,446.65   $4,056.22
with EBB Rider.....................  $1,050.84   $1,257.13   $2,113.02   $4,316.80   $1,050.84   $1,903.23   $2,582.35   $4,316.80

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  993.60   $1,078.84   $1,824.50   $3,785.71   $  993.60   $1,736.76   $2,308.22   $3,785.71
with EBB Rider.....................  $1,022.20   $1,168.22   $1,969.59   $4,055.09   $1,022.20   $1,820.21   $2,446.08   $4,055.09

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $297.20   $  909.80   $1,547.51   $3,258.42
with EBB Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $385.09   $1,168.59   $1,970.20   $4,056.22
with EBB Rider.....................  $415.52   $1,257.13   $2,113.02   $4,316.80
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $354.43   $1,078.84   $1,824.50   $3,785.71
with EBB Rider.....................  $384.96   $1,168.22   $1,969.59   $4,055.09

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 IN SEPARATE ACCOUNT--III:


                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  931.36   $  882.46   $1,502.38   $3,170.92   $  931.36   $1,553.38   $2,002.15   $3,170.92
with EBB Rider.....................  $  960.16   $  973.64   $1,652.50   $3,460.29   $  960.16   $1,638.53   $2,144.79   $3,460.29

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $  917.00   $  836.76   $1,426.78   $3,023.28   $  917.00   $1,510.71   $1,930.31   $3,023.28
with EBB Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,074.07   $3,317.45

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $  876.78   $  708.05   $1,212.55   $2,598.05   $  876.78   $1,390.52   $1,726.73   $2,598.05
with EBB Rider.....................  $  905.74   $  800.83   $1,367.18   $2,905.99   $  905.74   $1,477.16   $1,873.67   $2,905.99

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $  887.32   $  741.88   $1,269.03   $2,711.14   $  887.32   $1,422.11   $1,780.41   $2,711.14
with EBB Rider.....................  $  916.24   $  834.35   $1,422.79   $3,015.43   $  916.24   $1,508.45   $1,926.51   $3,015.43

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  877.74   $  711.14   $1,217.71   $2,608.40   $  877.74   $1,393.40   $1,731.63   $2,608.40
with EBB Rider.....................  $  906.69   $  803.90   $1,372.26   $2,916.00   $  906.69   $1,480.02   $1,878.50   $2,916.00

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $  875.83   $  704.98   $1,207.41   $2,587.72   $  875.83   $1,387.65   $1,721.85   $2,587.72
with EBB Rider.....................  $  904.79   $  797.79   $1,362.12   $2,895.99   $  904.79   $1,474.32   $1,868.87   $2,895.99

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $  888.27   $  744.95   $1,274.16   $2,721.37   $  888.27   $1,424.98   $1,785.28   $2,721.37
with EBB Rider.....................  $  917.19   $  837.39   $1,427.83   $3,025.32   $  917.19   $1,511.29   $1,931.30   $3,025.32

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $  928.49   $  873.33   $1,487.30   $3,141.56   $  928.49   $1,544.86   $1,987.82   $3,141.56
with EBB Rider.....................  $  957.29   $  964.59   $1,637.66   $3,431.90   $  957.29   $1,630.08   $2,130.69   $3,431.90

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  924.66   $  861.15   $1,467.17   $3,102.28   $  924.66   $1,533.48   $1,968.68   $3,102.28
with EBB Rider.....................  $  953.47   $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,111.83   $3,393.89

MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $  881.57   $  723.43   $1,238.25   $2,649.60   $  881.57   $1,404.88   $1,751.15   $2,649.60
with EBB Rider.....................  $  910.51   $  816.07   $1,392.48   $2,955.89   $  910.51   $1,491.39   $1,897.72   $2,955.89

MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.................  $  906.47   $  803.17   $1,371.05   $2,913.63   $  906.47   $1,479.34   $1,877.35   $2,913.63
with EBB Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,021.94   $3,211.35

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $  881.57   $  723.43   $1,238.25   $2,649.60   $  881.57   $1,404.88   $1,751.15   $2,649.60
with EBB Rider.....................  $  910.51   $  816.07   $1,392.48   $2,955.89   $  910.51   $1,491.39   $1,897.72   $2,955.89

MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $  911.25   $  818.44   $1,396.41   $2,963.61   $  911.25   $1,493.60   $1,901.45   $2,963.61
with EBB Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,045.66   $3,259.73

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $288.01   $  882.46   $1,502.38   $3,170.92
with EBB Rider.....................  $318.74   $  973.64   $1,652.50   $3,460.29
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $272.67   $  836.76   $1,426.78   $3,023.28
with EBB Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $229.75   $  708.05   $1,212.55   $2,598.05
with EBB Rider.....................  $260.66   $  800.83   $1,367.18   $2,905.99
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $241.00   $  741.88   $1,269.03   $2,711.14
with EBB Rider.....................  $271.87   $  834.35   $1,422.79   $3,015.43
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $230.78   $  711.14   $1,217.71   $2,608.40
with EBB Rider.....................  $261.68   $  803.90   $1,372.26   $2,916.00
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $228.74   $  704.98   $1,207.41   $2,587.72
with EBB Rider.....................  $259.64   $  797.79   $1,362.12   $2,895.99
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $242.02   $  744.95   $1,274.16   $2,721.37
with EBB Rider.....................  $272.88   $  837.39   $1,427.83   $3,025.32
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $284.94   $  873.33   $1,487.30   $3,141.56
with EBB Rider.....................  $315.67   $  964.59   $1,637.66   $3,431.90
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $280.85   $  861.15   $1,467.17   $3,102.28
with EBB Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $234.87   $  723.43   $1,238.25   $2,649.60
with EBB Rider.....................  $265.76   $  816.07   $1,392.48   $2,955.89
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.................  $261.44   $  803.17   $1,371.05   $2,913.63
with EBB Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $234.87   $  723.43   $1,238.25   $2,649.60
with EBB Rider.....................  $265.76   $  816.07   $1,392.48   $2,955.89
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $266.54   $  818.44   $1,396.41   $2,963.61
with EBB Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $  919.87   $  845.92   $1,441.95   $3,052.98   $  919.87   $1,519.26   $1,944.72   $3,052.98
with EBB Rider.....................  $  948.70   $  937.44   $1,593.00   $3,346.20   $  948.70   $1,604.72   $2,088.25   $3,346.20

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $  924.66   $  861.15   $1,467.17   $3,102.28   $  924.66   $1,533.48   $1,968.68   $3,102.28
with EBB Rider.....................  $  953.47   $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,111.83   $3,393.89

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $  909.34   $  812.33   $1,386.26   $2,943.64   $  909.34   $1,487.90   $1,891.80   $2,943.64
with EBB Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,036.17   $3,240.39

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $  902.64   $  790.92   $1,350.71   $2,873.45   $  902.64   $1,467.91   $1,858.03   $2,873.45
with EBB Rider.....................  $  931.52   $  882.94   $1,503.18   $3,172.46   $  931.52   $1,553.83   $2,002.91   $3,172.46

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $  862.42   $  661.82   $1,135.13   $2,441.86   $  862.42   $1,347.35   $1,653.16   $2,441.86
with EBB Rider.....................  $  891.42   $  755.04   $1,290.97   $2,754.86   $  891.42   $1,434.40   $1,801.26   $2,754.86

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $924.66...  $  861.15   $1,467.17   $3,102.28   $  924.66   $1,533.48   $1,968.68   $3,102.28
with EBB Rider.....................  $953.47...  $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,111.83   $3,393.89

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $  884.44   $  732.66   $1,253.65   $2,680.42   $  884.44   $1,413.50   $1,765.79   $2,680.42
with EBB Rider.....................  $  913.37   $  825.21   $1,407.64   $2,985.69   $  913.37   $1,499.92   $1,912.12   $2,985.69

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $  887.32   $  741.88   $1,269.03   $2,711.14   $  887.32   $1,422.11   $1,780.41   $2,711.14
with EBB Rider.....................  $  916.24   $  834.35   $1,422.79   $3,015.43   $  916.24   $1,508.45   $1,926.51   $3,015.43

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $  917.96   $  839.81   $1,431.83   $3,033.19   $  917.96   $1,513.56   $1,935.11   $3,033.19
with EBB Rider.....................  $  946.79   $  931.38   $1,583.05   $3,327.04   $  946.79   $1,599.06   $2,078.80   $3,327.04

CALVERT SOCIAL BALANCED
without any Riders.................  $  912.21   $  821.50   $1,401.48   $2,973.59   $  912.21   $1,496.46   $1,906.27   $2,973.59
with EBB Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,050.40   $3,269.37

COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  941.89   $  915.87   $1,557.51   $3,277.78   $  941.89   $1,584.58   $2,054.53   $3,277.78
with EBB Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,196.36   $3,563.68

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $  906.47   $  803.17   $1,371.05   $2,913.63   $  906.47   $1,479.34   $1,877.35   $2,913.63
with EBB Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,021.94   $3,211.35

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $  890.18   $  751.08   $1,284.39   $2,741.77   $  890.18   $1,430.70   $1,795.00   $2,741.77
with EBB Rider.....................  $  919.10   $  843.47   $1,437.89   $3,045.06   $  919.10   $1,516.98   $1,940.87   $3,045.06

FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $  880.61   $  720.36   $1,233.12   $2,639.32   $  880.61   $1,402.02   $1,746.28   $2,639.32
with EBB Rider.....................  $  909.55   $  813.02   $1,387.41   $2,945.92   $  909.55   $1,488.54   $1,892.90   $2,945.92

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $275.75   $  845.92   $1,441.95   $3,052.98
with EBB Rider.....................  $306.51   $  937.44   $1,593.00   $3,346.20
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $280.85   $  861.15   $1,467.17   $3,102.28
with EBB Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $264.50   $  812.33   $1,386.26   $2,943.64
with EBB Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $257.35   $  790.92   $1,350.71   $2,873.45
with EBB Rider.....................  $288.17   $  882.94   $1,503.18   $3,172.46
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $214.43   $  661.82   $1,135.13   $2,441.86
with EBB Rider.....................  $245.38   $  755.04   $1,290.97   $2,754.86
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $280.85   $  861.15   $1,467.17   $3,102.28
with EBB Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $237.93   $  732.66   $1,253.65   $2,680.42
with EBB Rider.....................  $268.81   $  825.21   $1,407.64   $2,985.69
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $241.00   $  741.88   $1,269.03   $2,711.14
with EBB Rider.....................  $271.87   $  834.35   $1,422.79   $3,015.43
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $273.70   $  839.81   $1,431.83   $3,033.19
with EBB Rider.....................  $304.47   $  931.38   $1,583.05   $3,327.04
CALVERT SOCIAL BALANCED
without any Riders.................  $267.57   $  821.50   $1,401.48   $2,973.59
with EBB Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $299.24   $  915.87   $1,557.51   $3,277.78
with EBB Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $261.44   $  803.17   $1,371.05   $2,913.63
with EBB Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $244.06   $  751.08   $1,284.39   $2,741.77
with EBB Rider.....................  $274.92   $  843.47   $1,437.89   $3,045.06
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $233.84   $  720.36   $1,233.12   $2,639.32
with EBB Rider.....................  $264.73   $  813.02   $1,387.41   $2,945.92

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  917.00   $  836.76   $1,426.78   $3,023.28   $  917.00   $1,510.71   $1,930.31   $3,023.28
with EBB Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,074.07   $3,317.45

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $  878.69   $  714.21   $1,222.85   $2,618.72   $  878.69   $1,396.27   $1,736.52   $2,618.72
with EBB Rider.....................  $  907.64   $  806.94   $1,377.31   $2,925.98   $  907.64   $1,482.86   $1,883.30   $2,925.98

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $  885.40   $  735.74   $1,258.79   $2,690.68   $  885.40   $1,416.37   $1,770.68   $2,690.68
with EBB Rider.....................  $  914.33   $  828.25   $1,412.68   $2,995.62   $  914.33   $1,502.76   $1,916.91   $2,995.62

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $  907.42   $  806.22   $1,376.12   $2,923.63   $  907.42   $1,482.19   $1,882.17   $2,923.63
with EBB Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,026.68   $3,221.04

MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $  909.34   $  812.33   $1,386.26   $2,943.64   $  909.34   $1,487.90   $1,891.80   $2,943.64
with EBB Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,036.17   $3,240.39

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  934.23   $  891.58   $1,517.44   $3,200.16   $  934.23   $1,561.89   $2,016.45   $3,200.16
with EBB Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,158.87   $3,488.60

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  937.11   $  900.70   $1,532.49   $3,229.35   $  937.11   $1,570.41   $2,030.76   $3,229.35
with EBB Rider.....................  $  965.88   $  991.70   $1,682.13   $3,516.82   $  965.88   $1,655.39   $2,172.94   $3,516.82

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  953.38   $  952.25   $1,617.37   $3,393.03   $  953.38   $1,618.55   $2,111.41   $3,393.03
with EBB Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,252.35   $3,675.19

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  934.23   $  891.58   $1,517.44   $3,200.16   $  934.23   $1,561.89   $2,016.45   $3,200.16
with EBB Rider.....................  $  963.02   $  982.67   $1,667.32   $3,488.60   $  963.02   $1,646.95   $2,158.87   $3,488.60

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $  906.47   $  803.17   $1,371.05   $2,913.63   $  906.47   $1,479.34   $1,877.35   $2,913.63
with EBB Rider.....................  $  935.33   $  895.08   $1,523.21   $3,211.35   $  935.33   $1,565.16   $2,021.94   $3,211.35

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  939.98   $  909.80   $1,547.51   $3,258.42   $  939.98   $1,578.91   $2,045.02   $3,258.42
with EBB Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,186.99   $3,544.97

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  988.82   $1,063.83   $1,800.03   $3,739.82   $  988.82   $1,722.74   $2,284.97   $3,739.82
with EBB Rider.....................  $1,017.44   $1,153.33   $1,945.49   $4,010.70   $1,017.44   $1,806.31   $2,423.18   $4,010.70

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  993.60   $1,078.84   $1,824.50   $3,785.71   $  993.60   $1,736.76   $2,308.22   $3,785.71
with EBB Rider.....................  $1,022.20   $1,168.22   $1,969.59   $4,055.09   $1,022.20   $1,820.21   $2,446.08   $4,055.09

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $272.67   $  836.76   $1,426.78   $3,023.28
with EBB Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $231.80   $  714.21   $1,222.85   $2,618.72
with EBB Rider.....................  $262.69   $  806.94   $1,377.31   $2,925.98
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $238.96   $  735.74   $1,258.79   $2,690.68
with EBB Rider.....................  $269.83   $  828.25   $1,412.68   $2,995.62
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $262.46   $  806.22   $1,376.12   $2,923.63
with EBB Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $264.50   $  812.33   $1,386.26   $2,943.64
with EBB Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $291.07   $  891.58   $1,517.44   $3,200.16
with EBB Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $294.14   $  900.70   $1,532.49   $3,229.35
with EBB Rider.....................  $324.85   $  991.70   $1,682.13   $3,516.82
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $311.51   $  952.25   $1,617.37   $3,393.03
with EBB Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $291.07   $  891.58   $1,517.44   $3,200.16
with EBB Rider.....................  $321.79   $  982.67   $1,667.32   $3,488.60
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $261.44   $  803.17   $1,371.05   $2,913.63
with EBB Rider.....................  $292.25   $  895.08   $1,523.21   $3,211.35
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $297.20   $  909.80   $1,547.51   $3,258.42
with EBB Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $349.32   $1,063.83   $1,800.03   $3,739.82
with EBB Rider.....................  $379.87   $1,153.33   $1,945.49   $4,010.70
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $354.43   $1,078.84   $1,824.50   $3,785.71
with EBB Rider.....................  $384.96   $1,168.22   $1,969.59   $4,055.09

                          QUESTIONS AND ANSWERS ABOUT
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

     1. WHAT IS LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY?


     A LifeStages(R) Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 40 Investment Divisions of the Separate Account, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.


     2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS


             Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 40 Investment Divisions. They are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.



             Separate Account III currently consists of 74 Investment Divisions, 40 of which are available under this policy. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (b) FIXED ACCOUNT


             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.


     3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED
ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")


     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:


     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")


     For Policies Investing in Separate Account-III:


     Before the date We start making Income Payments to you, We will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

                        POLICY YEAR                             SURRENDER CHARGE
                        -----------                             ----------------
 1..........................................................           7%
 2..........................................................           7%
 3..........................................................           7%
 4..........................................................           6%
 5..........................................................           5%
 6..........................................................           4%
 7..........................................................           3%
 8..........................................................           2%
 9..........................................................           1%
10+.........................................................           0%

     In no event will the aggregate surrender charge applied under the policy exceed eight and one-half percent (8.5%) of the total Premium Payments.


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the policy year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult with your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:



     (a)for Code Section 403(b) Tax Sheltered Annuities ("TSAs"), $50 per month or a $2,000 single premium;


     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You can make additional premium payments of at least $50 each or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments We accept without prior approval is $1,500,000.


     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.


     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.


     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.


     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.


     6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to Our suitability standards.


     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


     8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT
        DATE?


     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")


     9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at Our discretion, where permitted by state law.


     10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:


     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or


     (c) the "reset value" (as described in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date." This feature is only available for policies investing in Separate Account-III.


     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11 below. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

     11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider ("ESC") Rider applies, see the EBB & ESC Riders.


     12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We call this the "free look period." Unless otherwise required by state law, you will then receive from Us the policy's Accumulation Value on the date We receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments.


     13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

     14. ARE POLICY LOANS AVAILABLE?


     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

     15. HOW DO I CONTACT NYLIAC?


                    GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                    --------------------------------------   ----------------------------------
REGULAR MAIL        NYLIAC Variable Products Service Center  NYLIAC
                    Madison Square Station                   75 Remittance Dr.
                    P.O. Box 922                             Suite 3021
                    New York, NY 10159                       Chicago, IL 60675-3021

EXPRESS MAIL        NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                    51 Madison Avenue                        c/o The Northern Trust Bank
                    Room 651                                 350 North Orleans St.
                    New York, NY 10010                       Receipt & Dispatch, 8th Fl.
                                                             Chicago, IL 60654

CUSTOMER SERVICE    (800) 598-2019
AND INTERACTIVE
VOICE RESPONSE
SYSTEM



     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.") Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                           SEPARATE ACCOUNTS-I AND II
                        CONDENSED FINANCIAL INFORMATION


    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.


                                                       MAINSTAY VP
                                                      BASIC VALUE--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.49     $ 8.30     $10.90     $11.57     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.53     $10.49     $ 8.30     $10.90     $11.57     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......      301        253        250        296        249        216       125

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.63     $ 8.41     $11.05     $11.72     $11.14     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.68     $10.63     $ 8.41     $11.05     $11.72     $11.14    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......      382        343        320        317        268        216        91

                                                                        MAINSTAY VP
                                                                          BOND--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $ 9.51
Accumulation Unit
 value (end of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Number of units
 outstanding (in 000s)
 (end of period)......    1,924      2,485      2,912      3,231      2,376      2,772      2,823      2,249      2,080      1,733
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10     $ 9.51
Accumulation Unit
 value (end of
 period)..............   $16.97     $16.52     $16.01     $14.81     $13.73     $12.67     $13.04     $12.10     $11.18     $11.10
Number of units
 outstanding (in 000s)
 (end of period)......    1,915      2,337      2,623      2,506      1,954      2,296      2,190      1,655      1,591      1,314

                                                                        MAINSTAY VP
                                                                  CAPITAL APPRECIATION--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07     $11.24
Accumulation Unit
 value (end of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Number of units
 outstanding (in 000s)
 (end of period)......    6,529      7,820      8,969     10,729     12,222     12,611     12,433     11,857     10,890      7,852
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07     $11.24
Accumulation Unit
 value (end of
 period)..............   $21.36     $20.77     $16.57     $24.27     $32.02     $36.34     $29.35     $21.53     $17.66     $15.07
Number of units
 outstanding (in 000s)
 (end of period)......    6,529      9,184      9,904     11,296     12,184     12,137     11,469     10,312      8,675      5,852



                                                                        MAINSTAY VP
                                                                      CASH MANAGEMENT
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04
Accumulation Unit
 value (end of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Number of units
 outstanding (in 000s)
 (end of period)......   14,156     20,884     34,967     39,115     30,612     46,932     34,013     25,689     24,436     19,554

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08     $ 1.04
Accumulation Unit
 value (end of
 period)..............   $ 1.33     $ 1.34     $ 1.34     $ 1.34     $ 1.31     $ 1.25     $ 1.21     $ 1.16     $ 1.12     $ 1.08
Number of units
 outstanding (in 000s)
 (end of period)......   18,047     23,965     33,873     34,686     26,368     47,710     32,015     27,559     20,142     15,539

                                                                        MAINSTAY VP
                                                                      COMMON STOCK--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08     $10.26
Accumulation Unit
 value (end of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Number of units
 outstanding (in 000s)
 (end of period)......    2,865      3,264      3,696      4,445      5,062      4,954      4,996      4,307      3,085      1,831
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08     $10.26
Accumulation Unit
 value (end of
 period)..............   $25.70     $23.48     $18.82     $25.17     $30.76     $32.24     $25.13     $20.11     $16.07     $13.08
Number of units
 outstanding (in 000s)
 (end of period)......    3,497      3,816      4,073      4,605      4,847      4,618      4,300      3,451      2,336      1,403



                                                                  MAINSTAY VP
                                                                 CONVERTIBLE--
                                                                 INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76     $10.32    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.67     $16.87     $13.99     $15.39     $15.93     $16.99     $12.13     $11.76    $10.32
Number of units
 outstanding (in 000s)
 (end of period)......    1,191      1,293      1,118      1,181      1,160        915        847        636       154

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73     $10.29    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.63     $16.83     $13.95     $15.34     $15.89     $16.95     $12.09     $11.73    $10.29
Number of units
 outstanding (in 000s)
 (end of period)......    1,020      1,049        912        931        891        624        610        452        74

                                                       MAINSTAY VP
                                                       DEVELOPING
                                                        GROWTH--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 9.18     $ 6.72     $ 9.58     $10.47     $13.11     $10.05    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.59     $ 9.18     $ 6.72     $ 9.58     $10.47     $13.11    $10.05
Number of units
 outstanding (in 000s)
 (end of period)......      219        248        171        222        266        198        87
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 9.20     $ 6.73     $ 9.60     $10.50     $13.14     $10.07    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.61     $ 9.20     $ 6.73     $ 9.60     $10.50     $13.14    $10.07
Number of units
 outstanding (in 000s)
 (end of period)......      284        302        225        247        303        178        59


                                                                        MAINSTAY VP
                                                                       GOVERNMENT--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit
 value (end of
 period)..............   $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units
 outstanding (in 000s)
 (end of period)......    1,963      2,819      4,144      3,307      2,677      5,186      3,288      2,749      3,177      3,281
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65     $10.11
Accumulation Unit
 value (end of
 period)..............   $17.20     $16.87     $16.77     $15.47     $14.69     $13.26     $13.68     $12.71     $11.76     $11.65
Number of units
 outstanding (in 000s)
 (end of period)......    1,756      2,373      3,121      2,241      1,784      2,873      2,233      1,904      2,122      2,020


------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period June 1, 1998 (commencement of operations) through December 31, 1998.

                                                       MAINSTAY VP
                                                        GROWTH--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.71     $10.05     $14.18     $17.22     $19.38     $11.86    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.25     $12.71     $10.05     $14.18     $17.22     $19.38    $11.86
Number of units
 outstanding (in 000s)
 (end of period)......      526        668        713        921      1,810        317        64

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.82     $10.14     $14.31     $17.37     $19.55     $11.97    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.36     $12.82     $10.14     $14.31     $17.37     $19.55    $11.97
Number of units
 outstanding (in 000s)
 (end of period)......      732        811        815        983      1,211        337       101

                                                                       MAINSTAY VP
                                                               HIGH YIELD CORPORATE BOND--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.73     $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62     $10.91    $10.00
Accumulation Unit
 value (end of
 period)..............   $23.07     $20.73     $15.40     $15.29     $14.76     $15.89     $14.26     $14.08     $12.62    $10.91
Number of units
 outstanding (in 000s)
 (end of period)......    6,804      7,248      6,783      7,999      8,588      9,761     10,373      9,539      5,449     1,446
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.71     $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60     $10.89    $10.00
Accumulation Unit
 value (end of
 period)..............   $23.04     $20.71     $15.38     $15.27     $14.75     $15.88     $14.25     $14.06     $12.60    $10.89
Number of units
 outstanding (in 000s)
 (end of period)......    5,066      5,231      4,886      5,349      5,703      6,344      6,384      5,215      2,841       778

                                                       MAINSTAY VP
                                                    INCOME & GROWTH--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.35     $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      461        464        463        540        604        562       302
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.35     $ 8.15     $10.25     $11.35     $12.89     $11.10    $10.00
Accumulation Unit
 value (end of
 period)..............   $11.51     $10.35     $ 8.15     $10.25     $11.35     $12.89    $11.10
Number of units
 outstanding (in 000s)
 (end of period)......      529        520        494        531        540        491       194



                                                                       MAINSTAY VP
                                                                  INTERNATIONAL EQUITY--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $15.22     $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.63     $15.22     $11.86     $12.57     $14.81     $18.31     $14.49     $11.92     $11.48    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      728        607        577        619        660        692        716        751        674       165

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $15.23     $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49     $10.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.64     $15.23     $11.87     $12.58     $14.82     $18.32     $14.50     $11.93     $11.49    $10.53
Number of units
 outstanding (in 000s)
 (end of period)......      671        535        522        504        545        547        532        553        426       112

                                      MAINSTAY VP
                                        MID CAP                                  MAINSTAY VP
                                         CORE--                                MID CAP GROWTH--
                                     INITIAL CLASS                              INITIAL CLASS
                        ----------------------------------------   ----------------------------------------
                          2004       2003       2002     2001(D)     2004       2003       2002     2001(D)
                        --------   --------   --------   -------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.91     $ 8.16     $ 9.49    $10.00     $ 9.67     $ 6.77     $ 9.60    $10.00
Accumulation Unit
 value (end of
 period)..............   $13.16     $10.91     $ 8.16    $ 9.49     $11.70     $ 9.67     $ 6.77    $ 9.60
Number of units
 outstanding (in 000s)
 (end of period)......      438        262        153        41        806        609        101        29
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.93     $ 8.17     $ 9.51    $10.00     $ 9.85     $ 6.89     $ 9.78    $10.00
Accumulation Unit
 value (end of
 period)..............   $13.19     $10.93     $ 8.17    $ 9.51     $11.92     $ 9.85     $ 6.89    $ 9.78
Number of units
 outstanding (in 000s)
 (end of period)......      427        257        169        24        803        500         92        39


                                      MAINSTAY VP
                                    MID CAP VALUE--
                                     INITIAL CLASS
                        ----------------------------------------
                          2004       2003       2002     2001(D)
                        --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.67     $ 8.38     $ 9.94    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.38     $10.67     $ 8.38    $ 9.94
Number of units
 outstanding (in 000s)
 (end of period)......    1,032        704        607       258
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.52     $ 8.26     $ 9.80    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.20     $10.52     $ 8.26    $ 9.80
Number of units
 outstanding (in 000s)
 (end of period)......    1,094        773        643       161


                                                                        MAINSTAY VP
                                                                         S&P 500--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41     $10.66
Accumulation Unit
 value (end of
 period)..............   $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41
Number of units
 outstanding (in 000s)
 (end of period)......    5,051      5,621      6,211      7,423      8,368      8,592      8,414      6,724      4,768      3,677

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41     $10.66
Accumulation Unit
 value (end of
 period)..............   $28.39     $26.03     $20.57     $26.79     $30.88     $34.50     $28.96     $22.83     $17.41     $14.41
Number of units
 outstanding (in 000s)
 (end of period)......    6,123      6,574      6,945      7,823      8,360      8,375      7,539      5,616      3,783      2,983

                                      MAINSTAY VP
                                   SMALL CAP GROWTH--
                                     INITIAL CLASS
                        ----------------------------------------
                          2004       2003       2002     2001(D)
                        --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 9.60     $ 6.87     $ 9.45    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.37     $ 9.60     $ 6.87    $ 9.45
Number of units
 outstanding (in 000s)
 (end of period)......      557        541        201        77
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 9.77     $ 6.98     $ 9.61    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.55     $ 9.77     $ 6.98    $ 9.61
Number of units
 outstanding (in 000s)
 (end of period)......      610        489        203        96

                                                                        MAINSTAY VP
                                                                      TOTAL RETURN--
                                                                       INITIAL CLASS
                        -----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996       1995
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65     $10.77
Accumulation Unit
 value (end of
 period)..............   $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Number of units
 outstanding (in 000s)
 (end of period)......    4,717      5,524      6,305      7,727      8,998      9,703      9,895      9,720      9,369      7,579
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65     $10.77
Accumulation Unit
 value (end of
 period)..............   $21.63     $20.60     $17.44     $21.17     $24.02     $25.44     $22.03     $17.55     $15.10     $13.65
Number of units
 outstanding (in 000s)
 (end of period)......    5,209      5,915      6,454      7,442      8,146      8,546      8,406      7,911      7,185      5,450


------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(c) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


                                                                       MAINSTAY VP
                                                                         VALUE--
                                                                      INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $18.65     $14.84     $19.04     $19.21     $17.24     $16.05     $16.96     $13.98     $11.50    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.49     $18.65     $14.84     $19.04     $19.21     $17.24     $16.05     $16.96     $13.98    $11.50
Number of units
 outstanding (in 000s)
 (end of period)......    2,500      2,796      3,086      3,557      3,643      4,158      4,718      4,277      2,522       658

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $18.71     $14.88     $19.09     $19.27     $17.29     $16.10     $17.01     $14.02     $11.53    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.55     $18.71     $14.88     $19.09     $19.27     $17.29     $16.10     $17.01     $14.02    $11.53
Number of units
 outstanding (in 000s)
 (end of period)......    2,825      3,007      3,149      3,430      3,324      3,758      3,949      3,186      1,754       435

                                                                ALGER AMERICAN
                                                                     SMALL
                                                               CAPITALIZATION--
                                                                CLASS O SHARES
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.68     $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.98     $11.99     $10.52    $ 9.56
Number of units
 outstanding (in 000s)
 (end of period)......      990      1,127      1,254      1,417      1,648      1,154        999        722       129
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.68     $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51     $ 9.56    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.99     $ 8.68     $ 6.18     $ 8.49     $12.20     $16.97     $11.99     $10.51    $ 9.56
Number of units
 outstanding (in 000s)
 (end of period)......    1,223      1,237      1,245      1,352      1,451        926        787        551        55



                                                                         CALVERT
                                                                          SOCIAL
                                                                         BALANCED
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $17.40     $14.78     $17.04     $18.55     $19.40     $17.51     $15.26     $12.87     $11.58    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.60     $17.40     $14.78     $17.04     $18.55     $19.40     $17.51     $15.26     $12.87    $11.58
Number of units
 outstanding (in 000s)
 (end of period)......      172        195        179        205        226        230        201        154         69        24
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $17.42     $14.79     $17.06     $18.57     $19.42     $17.53     $15.28     $12.89     $11.59    $10.00
Accumulation Unit
 value (end of
 period)..............   $18.62     $17.42     $14.79     $17.06     $18.57     $19.42     $17.53     $15.28     $12.89    $11.59
Number of units
 outstanding (in 000s)
 (end of period)......      300        303        306        317        308        296        223        138         61        12

                            COLONIAL
                            SMALL CAP                      DREYFUS IP
                           VALUE FUND,                     TECHNOLOGY
                        VARIABLE SERIES--                   GROWTH--
                             CLASS B                     INITIAL CLASS
                        -----------------   ----------------------------------------
                             2004(F)          2004       2003       2002     2001(D)
                        -----------------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............       $10.00          $ 8.95     $ 6.01     $10.05    $10.00
Accumulation Unit
 value (end of
 period)..............       $10.57          $ 8.88     $ 8.95     $ 6.01    $10.05
Number of units
 outstanding (in 000s)
 (end of period)......           13             192        216         99        26
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............       $10.00          $ 8.69     $ 5.83     $ 9.75    $10.00
Accumulation Unit
 value (end of
 period)..............       $10.57          $ 8.62     $ 8.69     $ 5.83    $ 9.75
Number of units
 outstanding (in 000s)
 (end of period)......            2             287        297        151        66


                                                                  FIDELITY(R)
                                                                      VIP
                                                                CONTRAFUND(R)--
                                                                 INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $18.49     $14.58     $16.29     $18.81     $20.41     $16.64     $12.97     $10.58    $10.00
Accumulation Unit
 value (end of
 period)..............   $21.07     $18.49     $14.58     $16.29     $18.81     $20.41     $16.64     $12.97    $10.58
Number of units
 outstanding (in 000s)
 (end of period)......    2,497      2,584      2,741      3,054      3,332      3,195      2,796      1,844       240
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $18.13     $14.30     $15.98     $18.45     $20.02     $16.32     $12.72     $10.38    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.67     $18.13     $14.30     $15.98     $18.45     $20.02     $16.32     $12.72    $10.38
Number of units
 outstanding (in 000s)
 (end of period)......    3,549      3,592      3,685      3,891      4,048      3,657      2,785      1,542        91



                                                                FIDELITY(R) VIP
                                                                EQUITY-INCOME--
                                                                 INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $16.34     $12.70     $15.49     $16.52     $15.43     $14.70     $13.34     $10.55    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.99     $16.34     $12.70     $15.49     $16.52     $15.43     $14.70     $13.34    $10.55
Number of units
 outstanding (in 000s)
 (end of period)......    1,509      1,556      1,708      1,938      2,060      2,033      1,895      1,138        77
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $16.22     $12.61     $15.38     $16.39     $15.32     $14.59     $13.25     $10.47    $10.00
Accumulation Unit
 value (end of
 period)..............   $17.86     $16.22     $12.61     $15.38     $16.39     $15.32     $14.59     $13.25    $10.47
Number of units
 outstanding (in 000s)
 (end of period)......    1,735      1,716      1,721      1,831      1,813      1,847      1,653        788        51


                           FIDELITY VIP
                             MID CAP--
                          SERVICE CLASS 2
                        -------------------
                          2004     2003(E)
                        --------   --------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $11.24     $10.00
Accumulation Unit
 value (end of
 period)..............   $13.83     $11.24
Number of units
 outstanding (in 000s)
 (end of period)......      309         38
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $11.43     $10.00
Accumulation Unit
 value (end of
 period)..............   $14.07     $11.43
Number of units
 outstanding (in 000s)
 (end of period)......      361         30

                                                                  JANUS ASPEN
                                                                    SERIES
                                                                  BALANCED--
                                                             INSTITUTIONAL SHARES
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $19.12     $16.99     $18.39     $19.55     $20.26     $16.19     $12.22     $10.14    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.48     $19.12     $16.99     $18.39     $19.55     $20.26     $16.19     $12.22    $10.14
Number of units
 outstanding (in 000s)
 (end of period)......    2,400      2,834      3,367      3,828      4,183      3,300      1,813        802        94
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $19.17     $17.03     $18.44     $19.60     $20.32     $16.24     $12.25     $10.16    $10.00
Accumulation Unit
 value (end of
 period)..............   $20.54     $19.17     $17.03     $18.44     $19.60     $20.32     $16.24     $12.25    $10.16
Number of units
 outstanding (in 000s)
 (end of period)......    3,625      4,035      4,269      4,437      4,357      3,387      1,641        600        39


------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(e) For the period September 5, 2003 (commencement of operations) through December 31, 2003.


(f) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                                                                  JANUS ASPEN
                                                                    SERIES
                                                              WORLDWIDE GROWTH--
                                                             INSTITUTIONAL SHARES
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $14.80     $12.10     $16.45     $21.49     $25.81     $15.90     $12.50     $10.36    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.31     $14.80     $12.10     $16.45     $21.49     $25.81     $15.90     $12.50    $10.36
Number of units
 outstanding (in 000s)
 (end of period)......    2,646      3,265      3,867      4,559      5,233      4,073      3,491      2,632       256

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $14.83     $12.12     $16.48     $21.53     $25.86     $15.93     $12.52     $10.38    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.34     $14.83     $12.12     $16.48     $21.53     $25.86     $15.93     $12.52    $10.38
Number of units
 outstanding (in 000s)
 (end of period)......    3,485      3,957      4,424      4,992      5,465      4,171      3,276      2,159       100

                                                    MFS(R) INVESTORS
                                                          TRUST
                                                        SERIES--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.45     $ 7.01     $ 8.99     $10.83     $10.99     $10.44    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.29     $ 8.45     $ 7.01     $ 8.99     $10.83     $10.99    $10.44
Number of units
 outstanding (in 000s)
 (end of period)......      155        175        193        240        252        217       107
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.69     $ 7.21     $ 9.24     $11.13     $11.30     $10.73    $10.00
Accumulation Unit
 value (end of
 period)..............   $ 9.55     $ 8.69     $ 7.21     $ 9.24     $11.13     $11.30    $10.73
Number of units
 outstanding (in 000s)
 (end of period)......      207        219        229        239        240        212        74

                                                         MFS(R)
                                                        RESEARCH
                                                        SERIES--
                                                      INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $ 8.89     $ 7.22     $ 9.69     $12.47     $13.27     $10.84    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.16     $ 8.89     $ 7.22     $ 9.69     $12.47     $13.27    $10.84
Number of units
 outstanding (in 000s)
 (end of period)......      197        212        240        317        320        164        82
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $ 8.77     $ 7.13     $ 9.57     $12.31     $13.10     $10.70    $10.00
Accumulation Unit
 value (end of
 period)..............   $10.03     $ 8.77     $ 7.13     $ 9.57     $12.31     $13.10    $10.70
Number of units
 outstanding (in 000s)
 (end of period)......      291        289        306        349        316        166        70

                           MFS(R)          NEUBERGER
                          UTILITIES         BERMAN
                          SERIES--        AMT MIDCAP
                        SERVICE CLASS   GROWTH--CLASS S
                        -------------   ---------------
                           2004(G)          2004(G)
                        -------------   ---------------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............     $10.00           $10.00
Accumulation Unit
 value (end of
 period)..............     $12.57           $11.76
Number of units
 outstanding (in 000s)
 (end of period)......        143               18
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............     $10.00           $10.00
Accumulation Unit
 value (end of
 period)..............     $12.90           $11.22
Number of units
 outstanding (in 000s)
 (end of period)......        166               22



                                                      T. ROWE PRICE
                                                EQUITY INCOME PORTFOLIO I
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------

SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.32     $ 9.94     $11.59     $11.58     $10.37     $10.13    $10.00
Accumulation Unit
 value (end of
 period)..............   $13.97     $12.32     $ 9.94     $11.59     $11.58     $10.37    $10.13
Number of units
 outstanding (in 000s)
 (end of period)......    1,143      1,007        982        950        590        394       192

SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.41     $10.02     $11.68     $11.67     $10.45     $10.21    $10.00
Accumulation Unit
 value (end of
 period)..............   $14.08     $12.41     $10.02     $11.68     $11.67     $10.45    $10.21
Number of units
 outstanding (in 000s)
 (end of period)......    1,355      1,014        853        815        480        387       168


                                                         VAN ECK
                                                        WORLDWIDE
                                                       HARD ASSETS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $12.30     $ 8.59     $ 8.95     $10.13     $ 9.21     $ 7.71    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.05     $12.30     $ 8.59     $ 8.95     $10.13     $ 9.21    $ 7.71
Number of units
 outstanding (in 000s)
 (end of period)......      159        105        113         50         50         58        32
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $12.49     $ 8.72     $ 9.09     $10.29     $ 9.36     $ 7.83    $10.00
Accumulation Unit
 value (end of
 period)..............   $15.28     $12.49     $ 8.72     $ 9.09     $10.29     $ 9.36    $ 7.83
Number of units
 outstanding (in 000s)
 (end of period)......      212        124        132         52         45         38         7

                                                                  VAN KAMPEN
                                                                 UIF EMERGING
                                                               MARKETS EQUITY--
                                                                    CLASS I
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............   $10.45     $ 7.08     $ 7.87     $ 8.53     $14.21     $ 7.36     $ 9.83     $ 9.93    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.70     $10.45     $ 7.08     $ 7.87     $ 8.53     $14.21     $ 7.36     $ 9.83    $ 9.93
Number of units
 outstanding (in 000s)
 (end of period)......      472        564        558        611        699        578        515        452        78
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............   $10.53     $ 7.13     $ 7.93     $ 8.59     $14.32     $ 7.41     $ 9.90     $10.00    $10.00
Accumulation Unit
 value (end of
 period)..............   $12.80     $10.53     $ 7.13     $ 7.93     $ 8.59     $14.32     $ 7.41     $ 9.90    $10.00
Number of units
 outstanding (in 000s)
 (end of period)......      651        642        676        694        732        510        420        391        26

                           VICTORY VIF
                           DIVERSIFIED
                             STOCK--
                         CLASS A SHARES
                        -----------------
                             2004(G)
                        -----------------
SEPARATE ACCOUNT I
Accumulation Unit
 value (beginning of
 period)..............       $10.00
Accumulation Unit
 value (end of
 period)..............       $10.78
Number of units
 outstanding (in 000s)
 (end of period)......           22
SEPARATE ACCOUNT II
Accumulation Unit
 value (beginning of
 period)..............       $10.00
Accumulation Unit
 value (end of
 period)..............       $11.07
Number of units
 outstanding (in 000s)
 (end of period)......           24


------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period June 1, 1998 (commencement of operations) through December 31, 1998.


(g) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                             SEPARATE ACCOUNTS-III


                        CONDENSED FINANCIAL INFORMATION



    The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.



    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                          MAINSTAY VP
                         BASIC VALUE--
                         SERVICE CLASS                MAINSTAY VP BASIC VALUE--INITIAL CLASS
                        ----------------   -------------------------------------------------------------
                         2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                        ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.32   $10.00    $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.40   $11.32    $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19
Number of Units
 Outstanding (in 000s)
 (end of period)......     251       73     3,342    3,407    4,314    4,211    3,356    2,397    1,629

                          MAINSTAY VP
                             BOND--
                         SERVICE CLASS
                        ----------------
                         2004    2003(E)
                        ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $ 9.91   $10.00
Accumulation Unit
 Value
 (end of period)......  $10.15   $ 9.91
Number of Units
 Outstanding (in 000s)
 (end of period)......     737      296


                                                    MAINSTAY VP BOND--INITIAL CLASS
                        ----------------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57   $10.00
Accumulation Unit
 Value
 (end of period)......  $16.01   $15.60   $15.14   $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)......  10,346   12,616   14,282   11,339    6,588    6,871    4,993    1,981    1,193      173


                          MAINSTAY VP
                            CAPITAL
                         APPRECIATION--
                         SERVICE CLASS
                        ----------------
                         2004    2003(E)
                        ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.15   $10.00
Accumulation Unit
 Value
 (end of period)......  $11.42   $11.15
Number of Units
 Outstanding (in 000s)
 (end of period)......     653      248


                                            MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                        ----------------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89   $10.00
Accumulation Unit
 Value
 (end of period)......  $16.70   $16.26   $12.98   $19.03   $25.14   $28.55   $23.09   $16.95   $13.92   $11.89
Number of Units
 Outstanding (in 000s)
 (end of period)......  20,255   23,240   25,441   29,099   29,793   23,024   15,940   11,001    6,949      951


                                                               MAINSTAY VP CASH MANAGEMENT
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14    $  1.10     $ 1.06     $ 1.03    $ 1.00
Accumulation Unit
 Value
 (end of period)......  $  1.25    $  1.26    $  1.27    $  1.27    $  1.24    $  1.18    $  1.14     $ 1.10     $ 1.06    $ 1.03
Number of Units
 Outstanding (in 000s)
 (end of period)......  100,042    130,435    208,084    205,310    133,091    248,786    105,842     43,157     32,709    13,190


                          MAINSTAY VP
                         COMMON STOCK--
                         SERVICE CLASS
                        ----------------
                         2004    2003(E)
                        ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.40   $10.00
Accumulation Unit
 Value (end of
 period)..............  $12.44   $11.40
Number of Units
 Outstanding (in 000s)
 (end of period)......     387      162


                                                         MAINSTAY VP COMMON STOCK--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01     $11.42    $10.00
Accumulation Unit
 Value (end of
 period)..............   $22.23     $20.33     $16.31     $21.84     $26.71     $28.02     $21.87     $17.52     $14.01    $11.42
Number of Units
 Outstanding (in 000s)
 (end of period)......   12,168     13,689     14,959     16,447     15,714     11,321      8,239      4,979      2,276       241

                           MAINSTAY VP
                          CONVERTIBLE--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $10.99    $10.00
Accumulation Unit
 Value (end of
 period)..............   $11.48    $10.99
Number of Units
 Outstanding (in 000s)
 (end of period)......      884       347


                                                    MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78     $10.35    $10.00
Accumulation Unit
 Value (end of
 period)..............   $17.59     $16.81     $13.95     $15.36     $15.92     $17.00     $12.14     $11.78    $10.35
Number of Units
 Outstanding (in 000s)
 (end of period)......    9,263     10,078      9,467      9,385      7,873      3,826      3,139      2,205     1,250


                          MAINSTAY VP
                           DEVELOPING
                            GROWTH--
                         SERVICE CLASS
                        ----------------
                         2004    2003(E)
                        ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.63   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.11   $11.63
Number of Units
 Outstanding (in 000s)
 (end of period)......     161       55


                                      MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                        -------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999     1998(C)
                        --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89     $ 9.12    $10.00
Accumulation Unit
 Value
 (end of period)......   $ 8.66     $ 8.30     $ 6.07     $ 8.67     $ 9.49     $11.89    $ 9.12
Number of Units
 Outstanding (in 000s)
 (end of period)......    2,817      3,094      2,893      2,959      3,141      2,276     1,573


                           MAINSTAY VP
                           GOVERNMENT--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $ 9.75    $10.00
Accumulation Unit
 Value
 (end of period)......   $ 9.91    $ 9.75
Number of Units
 Outstanding (in 000s)
 (end of period)......      614       272


                                                          MAINSTAY VP GOVERNMENT--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66     $10.57    $10.00
Accumulation Unit
 Value
 (end of period)......   $15.46     $15.17     $15.10     $13.94     $13.26     $11.98     $12.37     $11.51     $10.66    $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)......    8,248     11,183     15,260      8,293      4,508      5,008      3,208      1,103        855       178


------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                           MAINSTAY VP
                             GROWTH--
                          SERVICE CLASS                          MAINSTAY VP GROWTH--INITIAL CLASS
                        ------------------   -------------------------------------------------------------------------
                          2004     2003(E)     2004       2003       2002       2001       2000       1999     1998(C)
                        --------   -------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.11    $10.00     $12.44     $ 9.85     $13.92     $16.92     $19.06     $11.68    $10.00
Accumulation Unit
 Value
 (end of period)......   $10.67    $11.11     $11.98     $12.44     $ 9.85     $13.92     $16.92     $19.06    $11.68
Number of Units
 Outstanding (in 000s)
 (end of period)......      191        74      6,615      7,818      8,375      9,537      9,323      2,730     1,408

                           MAINSTAY VP
                        INCOME & GROWTH--
                          SERVICE CLASS                     MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                        ------------------   -------------------------------------------------------------------------
                          2004     2003(E)     2004       2003       2002       2001       2000       1999     1998(C)
                        --------   -------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.07    $10.00     $10.07     $ 7.94     $10.00     $11.08     $12.59     $10.86    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.27    $11.07     $11.19     $10.07     $ 7.94     $10.00     $11.08     $12.59    $10.86
Number of Units
 Outstanding (in 000s)
 (end of period)......      200        45      4,151      4,374      5,461      5,593      5,454      3,997     2,263


                           MAINSTAY VP
                            HIGH YIELD
                         CORPORATE BOND--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.41    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.65    $11.41
Number of Units
 Outstanding (in 000s)
 (end of period)......    2,643       920


                                                   MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $20.42     $15.19     $15.09     $14.59     $15.72     $14.12     $13.95     $12.52     $10.83    $10.00
Accumulation Unit
 Value
 (end of period)......   $22.70     $20.42     $15.19     $15.09     $14.59     $15.72     $14.12     $13.95     $12.52    $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)......   27,478     30,240     27,478     28,228     25,693     25,509     21,960     14,577      6,539       648

                           MAINSTAY VP
                          INTERNATIONAL
                             EQUITY--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.74    $10.00
Accumulation Unit
 Value
 (end of period)......   $13.55    $11.74
Number of Units
 Outstanding (in 000s)
 (end of period)......      441       114


                                                     MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $15.63     $12.19     $12.94     $15.26     $18.88     $14.95     $12.32     $11.88     $10.90    $10.00
Accumulation Unit
 Value
 (end of period)......   $18.09     $15.63     $12.19     $12.94     $15.26     $18.88     $14.95     $12.32     $11.88    $10.90
Number of Units
 Outstanding (in 000s)
 (end of period)......    2,925      2,229      1,933      1,537      1,556      1,204      1,012        932        692        67


                           MAINSTAY VP
                             MID CAP                       MAINSTAY VP
                              CORE--                      MID CAP CORE--
                          SERVICE CLASS                   INITIAL CLASS
                        ------------------   ----------------------------------------
                          2004     2003(E)     2004       2003       2002     2001(D)
                        --------   -------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $11.80    $10.00     $10.73     $ 8.03     $ 9.35    $10.00
Accumulation Unit
 Value (end of
 period)..............   $14.19    $11.80     $12.92     $10.73     $ 8.03    $ 9.35

Number of Units
 Outstanding (in 000s)
 (end of period)......      414       125      2,964      2,245      1,872       734

                           MAINSTAY VP
                             MID CAP                       MAINSTAY VP
                             GROWTH--                    MID CAP GROWTH--
                          SERVICE CLASS                   INITIAL CLASS
                        ------------------   ----------------------------------------
                          2004     2003(E)     2004       2003       2002     2001(D)
                        --------   -------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $12.07    $10.00     $ 9.14     $ 6.40     $ 9.09    $10.00
Accumulation Unit
 Value (end of
 period)..............   $14.56    $12.07     $11.05     $ 9.14     $ 6.40    $ 9.09
Number of Units
 Outstanding (in 000s)
 (end of period)......      653       197      4,905      3,998      1,768       855


                        MAINSTAY VP MID CAP
                              VALUE--                    MAINSTAY VP MID CAP
                           SERVICE CLASS                 VALUE--INITIAL CLASS
                        --------------------   ----------------------------------------
                          2004      2003(E)      2004       2003       2002     2001(D)
                        ---------   --------   --------   --------   --------   -------
Accumulation Unit
 Value (beginning of
 period)..............   $11.60      $10.00     $10.53     $ 8.28     $ 9.83    $10.00
Accumulation Unit
 Value (end of
 period)..............   $13.41      $11.60     $12.20     $10.53     $ 8.28    $ 9.83
Number of Units
 Outstanding (in 000s)
 (end of period)......      688         207      7,353      6,201      5,378     1,781


                        MAINSTAY VP
                      S&P 500 INDEX--
                       SERVICE CLASS
                      ----------------
                       2004    2003(E)
                      ------   -------
Accumulation Unit
 Value (beginning of
 period)............  $11.26   $10.00
Accumulation Unit
 Value (end of
 period)............  $12.24   $11.26
Number of Units
 Outstanding (in
 000s) (end of
 period)............   1,713      606


                                              MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                      ----------------------------------------------------------------------------------------
                       2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                      ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)............  $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58   $10.00
Accumulation Unit
 Value (end of
 period)............  $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Number of Units
 Outstanding (in
 000s) (end of
 period)............  23,603   25,814   27,274   30,265   30,595   24,805   17,575    9,982    4,327      358

                         MAINSTAY VP
                      SMALL CAP GROWTH--
                        SERVICE CLASS       MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                      ------------------   ----------------------------------------------
                       2004     2003(E)      2004        2003        2002       2001(D)
                      -------   --------   ---------   ---------   ---------   ----------
Accumulation Unit
 Value (beginning of
 period)............  $12.24     $10.00     $ 9.61      $ 6.88      $ 9.48        $10.00
Accumulation Unit
 Value (end of
 period)............  $13.17     $12.24     $10.37      $ 9.61      $ 6.88        $ 9.48
Number of Units
 Outstanding (in
 000s) (end of
 period)............     593        192      4,375       4,177       2,600         1,286


------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                           MAINSTAY VP
                          TOTAL RETURN--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $10.73    $10.00
Accumulation Unit
 Value
 (end of period)......   $11.23    $10.73
Number of Units
 Outstanding (in 000s)
 (end of period)......      501       171


                                                         MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $17.01     $14.41     $17.52     $19.89     $21.09     $18.28     $14.58     $12.55     $11.36    $10.00
Accumulation Unit
 Value
 (end of period)......   $17.84     $17.01     $14.41     $17.52     $19.89     $21.09     $18.28     $14.58     $12.55    $11.36
Number of Units
 Outstanding (in 000s)
 (end of period)......   12,145     13,754     14,813     16,939     17,027     14,509     11,136      7,629      5,154       665

                           MAINSTAY VP
                             VALUE--
                          SERVICE CLASS
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $11.55    $10.00
Accumulation Unit
 Value
 (end of period)......   $12.64    $11.55
Number of Units
 Outstanding (in 000s)
 (end of period)......      633       223


                                                             MAINSTAY VP VALUE--INITIAL CLASS
                        ----------------------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997       1996     1995(A)
                        --------   --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $18.22     $14.51     $18.64     $18.82     $16.91     $15.76     $16.67     $13.76     $11.32    $10.00
Accumulation Unit
 Value
 (end of period)......   $19.99     $18.22     $14.51     $18.64     $18.82     $16.91     $15.76     $16.67     $13.76    $11.32
Number of Units
 Outstanding (in 000s)
 (end of period)......   10,255     11,104     11,706     11,482      8,963      9,782     10,004      7,236      3,377       432

                              ALGER
                          AMERICAN SMALL
                         CAPITALIZATION--
                          CLASS S SHARES
                        ------------------
                          2004     2003(E)
                        --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $12.16    $10.00
Accumulation Unit
 Value
 (end of period)......   $13.95    $12.16
Number of Units
 Outstanding (in 000s)
 (end of period)......      210        55


                                              ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                        -----------------------------------------------------------------------------------------------
                          2004       2003       2002       2001       2000       1999       1998       1997     1996(B)
                        --------   --------   --------   --------   --------   --------   --------   --------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............   $8.63      $6.15      $8.45      $12.16     $16.93     $11.97     $10.51     $ 9.57    $10.00
Accumulation Unit
 Value
 (end of period)......   $9.92      $8.63      $6.15      $ 8.45     $12.16     $16.93     $11.97     $10.51    $ 9.57
Number of Units
 Outstanding (in 000s)
 (end of period)......   6,515      6,994      7,192       7,864      7,657      3,063      1,904      1,060       125


                                                        CALVERT SOCIAL BALANCED
                        ----------------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                        ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22   $10.00
Accumulation Unit
 Value
 (end of period)......  $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,684    1,655    1,627    1,668    1,484      987      594      282      123       17

                         COLONIAL SMALL
                         CAP VALUE FUND,         DREYFUS IP
                        VARIABLE SERIES--   TECHNOLOGY GROWTH--
                             CLASS B           SERVICE SHARES
                        -----------------   --------------------
                             2004(G)          2004      2003(E)
                        -----------------   --------   ---------
Accumulation Unit
 Value
 (beginning of
 period)..............       $10.00          $11.77     $10.00
Accumulation Unit
 Value
 (end of period)......       $10.61          $11.63     $11.77
Number of Units
 Outstanding (in 000s)
 (end of period)......           49             277        104


                                                             FIDELITY(R) VIP
                              DREYFUS IP TECHNOLOGY          CONTRAFUND(R)--
                              GROWTH--INITIAL SHARES         SERVICE CLASS 2
                        ----------------------------------   ----------------
                         2004     2003     2002    2001(D)    2004    2003(E)
                        ------   ------   ------   -------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $ 8.75   $ 5.88   $ 9.84   $10.00    $11.69   $10.00
Accumulation Unit
 Value
 (end of period)......  $ 8.67   $ 8.75   $ 5.88   $ 9.84    $13.27   $11.69
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,936    2,027      815      325       955      318


                                         FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                        -------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                        ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit
 Value
 (end of period)......  $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63
Number of Units
 Outstanding (in 000s)
 (end of period)......  15,206   15,836   16,358   17,160   16,983   12,004    7,022    3,079      241


                        FIDELITY(R) VIP
                        EQUITY-INCOME--
                        SERVICE CLASS 2
                        ----------------
                         2004    2003(E)
                        ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.53   $10.00
Accumulation Unit
 Value
 (end of period)......  $12.64   $11.53
Number of Units
 Outstanding (in 000s)
 (end of period)......     810      251


                                          FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                        --------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998      1997    1996(B)
                        ------   ------   ------   ------   ------   ------   -------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20    $10.45   $10.00
Accumulation Unit
 Value
 (end of period)......  $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53    $13.20   $10.45
Number of Units
 Outstanding (in 000s)
 (end of period)......  10,725   11,179   11,548   11,501    9,762    8,139    5,850     2,267      149

                        FIDELITY(R) VIP       JANUS ASPEN
                           MID CAP--       SERIES BALANCED--
                        SERVICE CLASS 2      SERVICE SHARES
                        ----------------   ------------------
                         2004    2003(F)    2004     2003(E)
                        ------   -------   -------   --------
Accumulation Unit
 Value
 (beginning of
 period)..............  $11.27   $10.00    $10.52     $10.00
Accumulation Unit
 Value
 (end of period)......  $13.85   $11.27    $11.23     $10.52
Number of Units
 Outstanding (in 000s)
 (end of period)......   2,037      199       924        410


                                       JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                        -------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                        ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value
 (beginning of
 period)..............  $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24   $10.00
Accumulation Unit
 Value
 (end of period)......  $20.52   $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24
Number of Units
 Outstanding (in 000s)
 (end of period)......  24,437   28,250   31,372   32,862   30,425   16,575    6,418    2,043      125


------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.


(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(f) For the period September 5, 2003 (commencement of operations) through December 31, 2003.


(g) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


                        JANUS ASPEN SERIES
                        WORLDWIDE GROWTH--
                          SERVICE SHARES                JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                        ------------------   -------------------------------------------------------------------------------
                         2004     2003(E)     2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                        -------   --------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.53     $10.00    $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit
 Value (end of
 period)..............  $11.88     $11.53    $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of Units
 Outstanding (in 000s)
 (end of period)......     297        121    15,251   18,103   20,859   23,563   23,672   12,816    7,855    4,392      269

                             MFS(R)
                        INVESTORS TRUST
                            SERIES--
                         SERVICE CLASS             MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                        ----------------   -------------------------------------------------------------
                         2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                        ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $10.86   $10.00    $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit
 Value (end of
 period)..............  $11.91   $10.86    $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
 Outstanding (in 000s)
 (end of period)......      70       12     2,599    2,885    3,138    3,303    2,695    1,685      435



                              MFS(R)
                        RESEARCH SERIES--
                          SERVICE CLASS
                        ------------------
                         2004     2003(E)
                        -------   --------
Accumulation Unit
 Value (beginning of
 period)..............  $11.02     $10.00
Accumulation Unit
 Value (end of
 period)..............  $12.56     $11.02
Number of Units
 Outstanding (in 000s)
 (end of period)......      74         35


                                    MFS(R) RESEARCH SERIES--INITIAL CLASS
                        -------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999    1998(C)
                        ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit
 Value (end of
 period)..............  $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
 Outstanding (in 000s)
 (end of period)......   3,422    3,779    4,107    4,857    4,054      999      252

                           MFS(R)          NEUBERGER
                          UTILITIES       BERMAN AMT
                          SERIES--          MIDCAP
                        SERVICE CLASS   GROWTH--CLASS S
                        -------------   ---------------
                           2004(H)          2004(H)
                        -------------   ---------------
Accumulation Unit
 Value (beginning of
 period)..............     $10.83           $10.91
Accumulation Unit
 Value (end of
 period)..............     $13.86           $12.48
Number of Units
 Outstanding (in 000s)
 (end of period)......      1,092              109


                         T. ROWE PRICE
                         EQUITY INCOME
                         PORTFOLIO--II                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                        ----------------   -------------------------------------------------------------
                         2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                        ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $11.20   $10.00    $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit
 Value (end of
 period)..............  $12.66   $11.20    $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units
 Outstanding (in 000s)
 (end of period)......     765      224    10,397    9,625    9,056    7,398    3,679    2,387      995



                                        VAN ECK WORLDWIDE HARD ASSETS
                        -------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999    1998(C)
                        ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00
Accumulation Unit
 Value (end of
 period)..............  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02
Number of Units
 Outstanding (in 000s)
 (end of period)......   1,271      805      714      378      469      216       53

                         VICTORY VIF        VAN KAMPEN
                         DIVERSIFIED       UIF EMERGING
                           STOCK--       MARKETS EQUITY--
                        CLASS A SHARES       CLASS II
                        --------------   ----------------
                           2004(H)        2004    2003(E)
                        --------------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............      $10.00       $13.71   $10.00
Accumulation Unit
 Value (end of
 period)..............      $11.19       $16.63   $13.71
Number of Units
 Outstanding (in 000s)
 (end of period)......         184          134       31


                                        VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                        -------------------------------------------------------------------------------
                         2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                        ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit
 Value (beginning of
 period)..............  $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit
 Value (end of
 period)..............  $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
 Outstanding (in 000s)
 (end of period)......   3,076    3,161    3,213    3,172    3,358    1,659      841      827       80


------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.


(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.


(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


(h) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.



     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.


     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.



     Separate Accounts-I and II currently have 40 Investment Divisions which are available under the policy; Separate Account-III currently has 74 Investment Divisions, 40 of which are available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.



     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.



     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.



     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Balanced;
                                    Management LLC                      MainStay VP Bond;
                                    Subadviser: MacKay Shields LLC      MainStay VP Capital Appreciation;
                                    ("MacKay")                          MainStay VP Cash Management;
                                                                        MainStay VP Common Stock;
                                                                        MainStay VP Convertible;
                                                                        MainStay VP Floating Rate;
                                                                        MainStay VP Government;
                                                                        MainStay VP High Yield Corporate Bond;
                                                                        MainStay VP International Equity;
                                                                        MainStay VP Mid Cap Core;
                                                                        MainStay VP Mid Cap Growth;
                                                                        MainStay VP Mid Cap Value;
                                                                        MainStay VP S&P 500 Index;
                                                                        MainStay VP Small Cap Growth;
                                                                        MainStay VP Total Return;
                                                                        MainStay VP Value
                                    Subadviser: American Century        MainStay VP Income & Growth
                                    Investment Management, Inc.
                                    Subadviser: The Dreyfus             MainStay VP Basic Value
                                    Corporation
                                    Subadviser: Eagle Asset             MainStay VP Growth
                                    Management, Inc.
                                    Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                    LLC
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Advisor    Calvert Social Balanced
                                    Inc.
                                    Subadviser: New Amsterdam Partners
                                    LLC SSgA Funds Management, Inc.
Liberty Variable Investment Trust   Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
Fidelity Variable Insurance         Fidelity Management and Research
Products Fund                       Company
                                    Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                    Research (U.K.) Inc. ("FMRUK"),
                                    Fidelity Management & Research
                                    (Far East) Inc. ("FMRFE"),
                                    Fidelity Investments Japan Limited
                                    ("FIJL"), FMR Co., Inc. ("FMRC")
                                    Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                    Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                    FMRC
Janus Aspen Series                  Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance Trust     MFS(R) Investment Management        MFS(R) Investors Trust Series;
                                                                        MFS(R) Research Series;
                                                                        MFS(R) Utilities Series
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                    Subadviser: Neuberger Berman, LLC
The Royce Capital Fund              Royce & Associates, LLC             Royce Micro-Cap Portfolio
                                                                        Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
The Universal Institutional Funds,  Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                Management Inc.
Victory Variable Insurance Funds    Victory Capital Management, Inc.    Victory VIF Diversified Stock



     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.



     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.



     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.


Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.



     We may establish new Investment Divisions when We determine in Our sole discretion that marketing, tax, investment or other conditions so warrant. We will make new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.


     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.



     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.



     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.



     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the New York Life LifeStages(R) Flexible Premium Variable Annuity policy described in this prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


-----------------------------------------------------------------------------------------------------------------------
                                                 LIFESTAGES(R) PREMIUM
                        LIFESTAGES(R) FLEXIBLE            PLUS           LIFESTAGES(R) ELITE   LIFESTAGES(R) ESSENTIALS
                       PREMIUM VARIABLE ANNUITY  ELITE VARIABLE ANNUITY    VARIABLE ANNUITY        VARIABLE ANNUITY
-----------------------------------------------------------------------------------------------------------------------
Surrender Charge       9 Years (7%, 7%, 7%, 6%,  10 Years (8%, 8%, 8%,   8 Years (8%, 8%, 8%,  7 Years (7%, 7%, 7%, 6%,
Period                    5%, 4%, 3%, 2%,         7%, 6%, 5%, 4%, 3%,      7%, 6%, 5%, 4%,     6%, 5%, 4% -- based on
                       1% -- based on policy      3%, 3% -- based on     3% -- based on each    each premium payment
                               date)             each premium payment      premium payment             date)
                                                        date)*                  date)*
-----------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan               No              Yes (6 month account)       Yes (6 month       Yes (6, 12, 18 month
                                                                               account)              accounts)
-----------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                       Yes                    Yes                    Yes
-----------------------------------------------------------------------------------------------------------------------
Premium Credit                   No                       Yes                     No                     No
-----------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                       Yes                    Yes                    Yes
                              One-Year                 One-Year                One-Year              - One-Year
                                                                                                    - Three-Year
-----------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    3 year reset to age 85          Optional                Optional        Annual reset to age 80
Guarantee                                        Annual reset to age 80  Annual reset to age
                                                                                  80
-----------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A              Ages 65 or              Ages 65 or                     N/A
Reset Charge                                     younger:     0.30%      younger:     0.30%
                                                 Ages 66 to 75: 0.35%    Ages 66 to 75: 0.35%
-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.40%                     1.90%                   1.70%                 1.45%
Risk and               Based on assets of the    Based on Adjusted       Based on Adjusted     Based on assets of the
Administration Costs   Separate Account.         Premium Payments.       Premium Payments.     Separate Account.
Charge                 Charge is reflected in    Charge is not           Charge is not         Charge is reflected in
                       the Accumulation Unit     reflected in the        reflected in the      the Accumulation Unit
                       Value                     Accumulation Unit       Accumulation Unit     Value
                                                 Value                   Value
-----------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                       $30                    $30                    $30
Charge
-----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $20,000                  $100,000                $100,000               $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------

---------------------  -------------------------------------------------------------------------

                       LIFESTAGES(R) PREMIUM PLUS II  LIFESTAGES(R) SELECT  LIFESTAGES(R) ACCESS
                             VARIABLE ANNUITY           VARIABLE ANNUITY      VARIABLE ANNUITY
---------------------  -------------------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%, 7%, 6%,     3 Years (8%, 8%,            None
Period                 5%, 4%, 3% -- based on each    7% -- based on each
                         premium payment date)*         premium payment
                                                             date)
-----------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan       Yes (6 month account)        Yes (6 and 12 month            No
                                                           accounts)
-----------------------------------------------------------------------------------------------------------------------
Interest Sweep                    Yes                         Yes                    No
-----------------------------------------------------------------------------------------------------------------------
Premium Credit                    Yes                          No                    No
-----------------------------------------------------------------------------------------------------------------------
Fixed Account                     Yes                         Yes                   Yes
                                One-Year                    One-Year              One-Year
-----------------------------------------------------------------------------------------------------------------------
Reset Death Benefit      Annual reset to age 80       Annual reset to age     Annual reset to
Guarantee                                                      80                  age 80
-----------------------------------------------------------------------------------------------------------------------
Annual Death Benefit              N/A                         N/A                   N/A
Reset Charge
-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.75%                          1.85%                 1.55%
Risk and               Based on assets of the         Based on assets of    Based on assets of
Administration Costs   Separate Account.              the Separate          the Separate
Charge                 Charge is reflected in the     Account.              Account.
                       Accumulation Unit Value        Charge is reflected   Charge is reflected
                                                      in the Accumulation   in the Accumulation
                                                      Unit Value            Unit Value
-----------------------------------------------------------------------------------------------------------------------
Annual Policy Service             $30                         $50                   $40*
Charge
-----------------------------------------------------------------------------------------------------------------------
Minimum Cash Value              $100,000                    $100,000              $50,000
Required to Waive
Annual Policy Service
Charge
-----------------------------------------------------------------------------------------------------------------------



     All policies and features may not be available in all jurisdictions.


 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Code Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, and Inherited IRAs, SEP IRA's and

     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.


     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features that may not be available in these other types of investments. They may include:


     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to other Investment Divisions under the policy;

     (3) the option to receive a guaranteed income for life after the first Policy Year;

     (4) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (5) a death benefit that is payable should you die while the policy is in force, which is reset every three years and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and applicable surrender charges;

     (6) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary; and

     (7) the option for your Beneficiary to receive a guaranteed income for his or her lifetime should you die prior to the Annuity Commencement Date.


     (8) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance (ESC) Rider which allow you to increase your death benefit by a percentage of the gain in the policy.


     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. For salary reduction plans, the application is sent to NYLIAC and the policy becomes part of the pre-authorized billing arrangement. If the application is accurate and complete and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.



     Unless We notify you otherwise, We will allocate the initial premium payment in accordance with your instructions. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15.



     You may allocate premium payments in up to 40 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.



     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:



          (a) for TSAs, $50 per month or a $2,000 single premium;


          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.


     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as We may permit at any time and by any method NYLIAC makes available. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and public and private employee payroll deductions. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS


     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.


     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by providing written notification by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law, in states where approved, you will receive the policy's Accumulation Value on the Business Day We receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


     ISSUE AGES


     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania; age 80 in New York). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (age 78 in Pennsylvania). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.


     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.


     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")

     You can request a transfer in four ways:


        - submit your request in writing on a form We approve to the VPSC at the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);


        - use the IVR at 800-598-2019;


        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or


        - make your request through the Virtual Service Center.


     Your transfer requests must be in writing on a form approved by NYLIAC, through Our Virtual Service Center, or by telephone in accordance with established procedures. (See "Virtual Service Center and Interactive Voice Response System.")


     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.


     LIMITS ON TRANSFERS



     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.



     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:



     - reject a transfer request from you or from any person acting on your behalf



     - restrict the method of making a transfer



     - charge you for any redemption fee imposed by an underlying Fund



     - limit the dollar amount, frequency or number of transfers.



     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of

$250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.



     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.



     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.



     We apply Our limits on transfers procedures to all owners of this policy without exception.



     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.



     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.



     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.



     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.



     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.



       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.



     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.



     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:



          (1) an adverse effect on portfolio management, such as:



               a) impeding a portfolio manager's ability to sustain an investment objective;



               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or



               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.



          (2) increased administrative and Fund brokerage expenses.



          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").


VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM


     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, www.newyorklife.com, and the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.


     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:


        -- e-mail your Registered Representative or the VPSC;


        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments; and


        -- speak with one of Our Customer Service Representatives on Business
           Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).



     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.



     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept emails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.


     DOLLAR COST AVERAGING


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.



     Under this option, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.



     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a transfer, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed.



     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine.

You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
===================================================================
Total          $400              $38.00                43.83

                  The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                   The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). In order to process a reallocation, NYLIAC must receive a request in writing no later than five Business Days prior to the date the reallocation is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option.



     You may cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). In order to process an Interest Sweep transfer, NYLIAC must receive a request in writing no later than five Business Days prior to the date the transfer is to take place. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).



     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, We will process the Interest Sweep transfer first.



     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as We may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). Unless We notify you otherwise, We will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.



     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after We receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)


     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.



     POLICYOWNER INQUIRIES



     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Question 15. Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.


     RECORDS AND REPORTS


     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I

CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL A BETTER ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.



                             CHARGES AND DEDUCTIONS


     SURRENDER CHARGES


     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.



     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.


     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        POLICY YEAR                           CHARGE
                        -----------                           ------
 1..........................................................    7%
 2..........................................................    7%
 3..........................................................    7%
 4..........................................................    6%
 5..........................................................    5%
 6..........................................................    4%
 7..........................................................    3%
 8..........................................................    2%
 9..........................................................    1%
10+.........................................................    0

     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) the Accumulation Value less accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year.


     (b) if NYLIAC cancels the policy;


     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;


     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and


     (i) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.


     OTHER CHARGES

     (a) Mortality and Expense Risk Charges


     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.



     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.


     (b) Administration Fee


     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.


     (c) Policy Service Charge


     For policies investing in Separate Account III, We deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.


     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.


     GROUP AND SPONSORED ARRANGEMENTS


     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.


     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.


     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address listed in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request,

NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.


     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")



     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you.


     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). In order to process a periodic partial withdrawal, NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.



     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and IRA SEPs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL


     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


     ANNUITY COMMENCEMENT DATE


     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. Income Payments may begin at any time. You may change the Annuity Commencement Date by providing written notice to NYLIAC. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If We agree, you may defer the Annuity Commencement Date to a later date provided that We receive written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:


     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. THIS FEATURE IS ONLY AVAILABLE FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III.


     In states where approved, We recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your Registered Representative regarding the reset value that is available under your particular policy.



     We have set forth below an example of how the death benefit is calculated. In this example, We have assumed the following:


     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

                           The death benefit is the greater of:
                           (a) Accumulation Value                =    $175,000
                           (b) Premium payments less any
                               partial withdrawals; or           =    $180,000 ($200,000 - $20,000)
                           (c) Reset value (Accumulation Value
                               on third Policy Anniversary)      =    $220,000


     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.



     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:



        (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or



        (ii) under another Income Payment Option We may offer at the time.



     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")



     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, We will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if We agree to it, at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. Under the Life Income Payment Option, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.



     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.


     DELAY OF PAYMENTS


     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request.


Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

        (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;


        (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or


        (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.



          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.


     DESIGNATION OF BENEFICIARY


     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.



     RESTRICTIONS UNDER CODE SECTION 403(B)(11)



     Under 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) TSA policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.



     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, the interest We charge on the loan accrues daily and is payable as part of the periodic loan repayments.



     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.


     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.


     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.



     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.


     RIDERS


     At no additional charge, We include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA and Roth IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, SEP IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.


     (c) Enhanced Beneficiary Benefit Rider (optional)


     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.


     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.



     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:


     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);


     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and


     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (d) Enhanced Spousal Continuance Rider (optional)


     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.



Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.


          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.


          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.


     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your Registered Representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through our Virtual Service Center. All written requests for service must be mailed to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.


     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.


     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.


     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.



     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.



     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.



     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


     QUALIFIED POLICIES


     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.



          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.


          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS



     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.



     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.



     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25% of all premiums received. The total commissions paid for the New York Life LifeStages(R) Flexible Premium Variable Annuity policies were as follows:



FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:



     For the years ended December 31, 2004, 2003 and 2002, NYLIAC paid commissions of $3,691,503, $3,379,640, and $3,642,394, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-III:



     For the years ended December 31, 2004, 2003 and 2002, NYLIAC paid commissions of $7,798,714, $5,469,054, and $3,747,241 respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.



     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.



     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.



                                 VOTING RIGHTS



     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.


     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.


     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    5
RECORDS AND REPORTS.........................................    5
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER.......................................................
OTHER INFORMATION...........................................    6
FINANCIAL STATEMENTS........................................  F-1


        How to obtain a LifeStages(R) Flexible Premium Variable Annuity
                      Statement of Additional Information.

               Call (800) 598-2019 or send this request form to:

                            NYLIAC Variable Products Service Center
                            Madison Square Station
                            P.O. Box 922
                            New York, NY 10159

--------------------------------------------------------------------------------
 Please send me a LifeStages(R) Flexible Premium Variable Annuity Statement of

                   Additional Information dated May 1, 2005:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005

                                      FOR
         NEW YORK LIFE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in the SAI have the same meaning as in the current New York Life LifeStages(R) Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.


     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.


                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 44 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.


     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.


     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.



     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that
(a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policyowner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How Do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual and/or alleged class action lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2005



                   to the Prospectuses dated May 1, 2005 for


                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY


                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY


                     LIFESTAGES(R) SELECT VARIABLE ANNUITY


                         LIFESTAGES(R) VARIABLE ANNUITY


                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND


                      LIFESTAGES(R) ELITE VARIABLE ANNUITY


               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY


                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY



                                  INVESTING IN


               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV



This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.



This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:



A. DEFINITIONS



1. Replace the definition of "Non-Qualified Policies" with the following:



        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.



2. Replace the definition of "Qualified Policies" with the following:



        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.



3. Add the following definition of "Pension Plan":



        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.



B. QUESTIONS AND ANSWERS



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



          (c) for LifeStages(R) Essentials policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (d) for LifeStages(R) Select policies:


              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (e) for LifeStages(R) Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



C. THE POLICIES--Qualified and Non-Qualified Policies



1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:



        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.



2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:



        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.



3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:



        An Unemployment Benefit Rider (not available for Non-Qualified Policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;



D. THE POLICIES--Policy Application and Premium Payments



1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, and LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:



        (a) for LifeStages(R) Variable Annuity policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.



        (c) for LifeStages(R) Essentials policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



        (e) for LifeStages(R) Elite policies:


            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.



          (f) for LifeStages(R) Premium Plus Elite policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.



          (g) for LifeStages(R) Access policies:


              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.



2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:



        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.



E. THE POLICIES--Riders



1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:



        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).



2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders--Unemployment Benefit Rider," delete the first sentence and replace it with the following:



        For all IRAs, Roth IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.



3. Under the heading "Riders--Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:



        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.



4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

   -----------------------------------------------------------------------------


                  New York Life Insurance and Annuity Corporation


                                 51 Madison Avenue


                             New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 32,764,509     $139,901,781     $ 18,883,219

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        101,291          423,518           62,283
    Administrative charges..................................          8,441           35,293            5,191
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 32,654,777     $139,442,970     $ 18,815,745
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 32,654,777     $139,442,970     $ 18,815,745
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      16.97     $      21.36     $       1.33
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 33,243,597     $181,575,496     $ 18,884,213
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 12,820,347     $143,851,916     $  5,792,328

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         35,296          433,142           17,502
    Administrative charges..................................          2,941           36,095            1,458
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 12,782,110     $143,382,679     $  5,773,368
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 12,782,110     $143,382,679     $  5,773,368
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      12.38     $      28.39     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 10,674,713     $141,488,746     $  4,834,327
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 73,883,516     $ 21,112,200     $ 33,882,561     $157,456,202     $ 12,874,875     $  5,780,850     $  9,462,139

          222,655           64,358          105,555          474,637           39,320           16,679           27,327
           18,555            5,363            8,796           39,553            3,277            1,390            2,277
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 73,642,306     $ 21,042,479     $ 33,768,210     $156,942,012     $ 12,832,278     $  5,762,781     $  9,432,535
     ============     ============     ============     ============     ============     ============     ============
     $ 73,642,306     $ 21,042,479     $ 33,768,210     $156,942,012     $ 12,832,278     $  5,762,781     $  9,432,535
     ============     ============     ============     ============     ============     ============     ============
     $      25.70     $      17.67     $      17.20     $      23.07     $      17.63     $      13.16     $      11.70
     ============     ============     ============     ============     ============     ============     ============
     $ 87,695,569     $ 19,954,291     $ 35,017,246     $148,132,583     $ 10,779,468     $  4,667,578     $  7,573,072
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $102,353,885     $ 51,386,481     $  5,326,475     $  3,479,411     $  6,467,566     $  2,104,495      $  9,923,525

          310,889          153,713           15,821           10,448           20,354            6,659            30,819
           25,908           12,809            1,318              871            1,696              555             2,568
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $102,017,088     $ 51,219,959     $  5,309,336     $  3,468,092     $  6,445,516     $  2,097,281      $  9,890,138
     ============     ============     ============     ============     ============     ============      ============
     $102,017,088     $ 51,219,959     $  5,309,336     $  3,468,092     $  6,445,516     $  2,097,281      $  9,890,138
     ============     ============     ============     ============     ============     ============      ============
     $      21.63     $      20.49     $      11.51     $      11.53     $      12.25     $       9.59      $       9.99
     ============     ============     ============     ============     ============     ============      ============
     $111,075,273     $ 48,376,479     $  4,984,968     $  3,124,738     $  7,968,872     $  1,861,478      $ 11,355,003
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED         CLASS B       INITIAL SHARES
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,214,317     $    139,845     $  1,712,923

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          9,784              114            5,238
    Administrative charges..................................            815               10              436
                                                               ------------     ------------     ------------
      Total net assets......................................   $  3,203,718     $    139,721     $  1,707,249
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  3,203,718     $    139,721     $  1,707,249
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      18.60     $      10.57     $       8.88
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,248,938     $    139,146     $  1,683,821
                                                               ============     ============     ============

                                                                MFS(R)
                                                               INVESTORS        MFS(R)           MFS(R)
                                                                 TRUST         RESEARCH        UTILITIES
                                                               SERIES--        SERIES--         SERIES--
                                                             INITIAL CLASS   INITIAL CLASS   SERVICE CLASS
                                                             ----------------------------------------------
ASSETS:
  Investment at net asset value............................  $  1,445,935    $  2,007,397     $  1,797,569

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges.....................         4,456           6,213            3,391
    Administrative charges.................................           371             518              283
                                                             ------------    ------------     ------------
      Total net assets.....................................  $  1,441,108    $  2,000,666     $  1,793,895
                                                             ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners...............................  $  1,441,108    $  2,000,666     $  1,793,895
                                                             ============    ============     ============
    Variable accumulation unit value.......................  $       9.29    $      10.16     $      12.57
                                                             ============    ============     ============
Identified Cost of Investment..............................  $  1,405,937    $  2,237,451     $  1,624,182
                                                             ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                     JANUS ASPEN
                       FIDELITY(R)    FIDELITY(R)    JANUS ASPEN       SERIES
      FIDELITY(R)          VIP            VIP          SERIES         WORLDWIDE
          VIP            EQUITY-       MID CAP--     BALANCED--       GROWTH--
    CONTRAFUND(R)--     INCOME--        SERVICE     INSTITUTIONAL   INSTITUTIONAL
     INITIAL CLASS    INITIAL CLASS     CLASS 2        SHARES          SHARES
    -----------------------------------------------------------------------------
      $52,801,217      $27,227,150    $4,279,854     $49,316,925     $40,650,420

          158,192           80,595        10,182         150,711         126,576
           13,183            6,716           848          12,559          10,548
      -----------      -----------    ----------     -----------     -----------
      $52,629,842      $27,139,839    $4,268,824     $49,153,655     $40,513,296
      ===========      ===========    ==========     ===========     ===========
      $52,629,842      $27,139,839    $4,268,824     $49,153,655     $40,513,296
      ===========      ===========    ==========     ===========     ===========
      $     21.07      $     17.99    $    13.83     $     20.48     $     15.31
      ===========      ===========    ==========     ===========     ===========
      $47,831,806      $24,827,467    $3,714,857     $51,313,860     $67,792,514
      ===========      ===========    ==========     ===========     ===========

     NEUBERGER                                VAN KAMPEN      VICTORY
      BERMAN        T. ROWE                       UIF           VIF
        AMT          PRICE        VAN ECK      EMERGING     DIVERSIFIED
      MID-CAP       EQUITY       WORLDWIDE      MARKETS       STOCK--
     GROWTH--       INCOME         HARD        EQUITY--       CLASS A
      CLASS S      PORTFOLIO      ASSETS        CLASS I       SHARES
    -------------------------------------------------------------------
     $210,369     $16,017,967   $2,401,515    $6,011,410     $233,710

          429         45,721         6,679        18,417          471
           36          3,810           557         1,535           39
     --------     -----------   ----------    ----------     --------
     $209,904     $15,968,436   $2,394,279    $5,991,458     $233,200
     ========     ===========   ==========    ==========     ========
     $209,904     $15,968,436   $2,394,279    $5,991,458     $233,200
     ========     ===========   ==========    ==========     ========
     $  11.76     $    13.97    $    15.05    $    12.70     $  10.78
     ========     ===========   ==========    ==========     ========
     $190,823     $13,798,977   $1,832,248    $4,461,037     $224,359
     ========     ===========   ==========    ==========     ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 1,166,655      $   340,924      $   187,797
  Mortality and expense risk charges........................      (433,135)      (1,770,876)        (275,930)
  Administrative charges....................................       (36,095)        (147,573)         (22,994)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       697,425       (1,577,525)        (111,127)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    11,212,730       28,993,433       14,160,180
  Cost of investments sold..................................    10,508,697       24,043,230       14,161,030
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       704,033        4,950,203             (850)
  Realized gain distribution received.......................       350,704               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (808,848)         (37,861)             242
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       245,889        4,912,342             (608)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   943,314      $ 3,334,817      $  (111,735)
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    97,636      $ 2,139,680      $        --
  Mortality and expense risk charges........................      (113,527)      (1,711,823)         (66,216)
  Administrative charges....................................        (9,461)        (142,652)          (5,518)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (25,352)         285,205          (71,734)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,009,791       19,037,088        1,515,345
  Cost of investments sold..................................       967,948       15,029,500        1,224,941
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        41,843        4,007,588          290,404
  Realized gain distribution received.......................       109,101               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,437,258        7,858,504          190,140
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,588,202       11,866,092          480,544
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,562,850      $12,151,297      $   408,810
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $   985,932      $   398,683      $ 1,401,461      $10,462,914      $   112,103      $    25,493      $        --
        (884,086)        (276,522)        (467,063)      (1,809,312)        (130,564)         (51,012)         (92,680)
         (73,674)         (23,044)         (38,922)        (150,776)         (10,880)          (4,251)          (7,723)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
          28,172           99,117          895,476        8,502,826          (29,341)         (29,770)        (100,403)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      11,578,918        6,684,039       15,762,225       19,838,980        1,249,652          634,467        1,868,422
      11,995,387        7,837,774       15,295,439       24,458,242        1,107,208          525,565        1,358,436
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
        (416,469)      (1,153,735)         466,786       (4,619,262)         142,444          108,902          509,986
              --               --               --               --               --          119,131               --
       6,914,026        1,871,934         (606,662)      12,189,447        1,606,716          688,983        1,148,115
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       6,497,557          718,199         (139,876)       7,570,185        1,749,160          917,016        1,658,101
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $ 6,525,729      $   817,316      $   755,600      $16,073,011      $ 1,719,819      $   887,246      $ 1,557,698
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $ 1,717,270      $   561,450      $    87,516      $    32,160      $    14,428      $        --       $        --
      (1,275,551)        (610,339)         (60,586)         (37,089)         (87,421)         (26,150)         (117,046)
        (106,296)         (50,862)          (5,049)          (3,091)          (7,285)          (2,179)           (9,754)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         335,423          (99,751)          21,881           (8,020)         (80,278)         (28,329)         (126,800)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
      18,568,434        7,677,785        1,044,580          398,569        2,072,339          792,076         2,203,097
      16,145,991        7,996,112        1,156,175          424,183        3,424,975          926,349         3,220,832
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       2,422,443         (318,327)        (111,595)         (25,614)      (1,352,636)        (134,273)       (1,017,735)
              --               --               --               --               --               --                --
       2,124,646        5,157,705          623,807          343,501        1,058,745          247,212         2,477,407
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       4,547,089        4,839,378          512,212          317,887         (293,891)         112,939         1,459,672
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
     $ 4,882,512      $ 4,739,627      $   534,093      $   309,867      $  (374,169)     $    84,610       $ 1,332,872
     ===========      ===========      ===========      ===========      ===========      ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                               COLONIAL SMALL
                                                                               CAP VALUE FUND     DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(B)     INITIAL SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    52,676      $       400      $        --
  Mortality and expense risk charges........................       (40,131)            (113)         (21,737)
  Administrative charges....................................        (3,344)              (9)          (1,812)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................         9,201              278          (23,549)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       695,568              662        1,135,581
  Cost of investments sold..................................       846,311              641        1,076,371
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............      (150,743)              21           59,210
  Realized gain distribution received.......................            --            2,612               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       356,480              698          (82,317)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       205,737            3,331          (23,107)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   214,938      $     3,609      $   (46,656)
                                                               ===========      ===========      ===========

                                                                                                    MFS(R)
                                                                  MFS(R)           MFS(R)         UTILITIES
                                                                INVESTORS         RESEARCH         SERIES--
                                                              TRUST SERIES--      SERIES--         SERVICE
                                                              INITIAL CLASS    INITIAL CLASS      CLASS (A)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     9,263      $    21,029      $        --
  Mortality and expense risk charges........................       (17,256)         (23,285)          (4,170)
  Administrative charges....................................        (1,438)          (1,940)            (347)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        (9,431)          (4,196)          (4,517)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       311,952          364,736           51,665
  Cost of investments sold..................................       393,228          653,889           50,500
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (81,276)        (289,153)           1,165
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       224,043          550,629          173,388
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       142,767          261,476          174,553
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   133,336      $   257,280      $   170,036
                                                               ===========      ===========      ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                     JANUS ASPEN
         FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
             VIP                    VIP                    VIP                   SERIES               WORLDWIDE
       CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
        INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
     ----------------------------------------------------------------------------------------------------------------
         $   165,856            $   397,435            $        --            $ 1,099,704            $   423,687
            (588,326)              (307,814)               (21,953)              (603,834)              (521,840)
             (49,027)               (25,651)                (1,829)               (50,319)               (43,487)
         -----------            -----------            -----------            -----------            -----------
            (471,497)                63,970                (23,782)               445,551               (141,640)
         -----------            -----------            -----------            -----------            -----------
           5,014,855              3,000,600                259,605              9,537,054              9,919,617
           4,455,690              3,231,195                233,006             10,084,101             11,107,683
         -----------            -----------            -----------            -----------            -----------
             559,165               (230,595)                26,599               (547,047)            (1,188,066)
                  --                 94,943                     --                     --                     --
           6,417,178              2,565,963                537,071              3,487,727              2,512,823
         -----------            -----------            -----------            -----------            -----------
           6,976,343              2,430,311                563,670              2,940,680              1,324,757
         -----------            -----------            -----------            -----------            -----------
         $ 6,504,846            $ 2,494,281            $   539,888            $ 3,386,231            $ 1,183,117
         ===========            ===========            ===========            ===========            ===========

                                                                               VAN KAMPEN              VICTORY
          NEUBERGER                                                               UIF                    VIF
            BERMAN             T. ROWE PRICE             VAN ECK                EMERGING             DIVERSIFIED
         AMT MID-CAP               EQUITY               WORLDWIDE               MARKETS                STOCK--
           GROWTH--                INCOME                  HARD                 EQUITY--               CLASS A
          CLASS S(A)             PORTFOLIO                ASSETS                CLASS I               SHARES(A)
     ----------------------------------------------------------------------------------------------------------------
         $        --            $   219,213            $     5,203            $    36,768            $     1,151
                (657)              (162,672)               (18,774)               (65,764)                  (704)
                 (55)               (13,556)                (1,565)                (5,480)                   (59)
         -----------            -----------            -----------            -----------            -----------
                (712)                42,985                (15,136)               (34,476)                   388
         -----------            -----------            -----------            -----------            -----------
              81,000              1,667,000                416,535              1,891,749                  3,109
              83,284              1,579,277                314,430              2,988,798                  2,954
         -----------            -----------            -----------            -----------            -----------
              (2,284)                87,723                102,105             (1,097,049)                   155
                  --                331,278                     --                     --                     --
              19,546              1,335,903                268,817              2,187,896                  9,352
         -----------            -----------            -----------            -----------            -----------
              17,262              1,754,904                370,922              1,090,847                  9,507
         -----------            -----------            -----------            -----------            -----------
         $    16,550            $ 1,797,889            $   355,786            $ 1,056,371            $     9,895
         ===========            ===========            ===========            ===========            ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the year ended December 31, 2003


                                                             MAINSTAY VP                   MAINSTAY VP
                                                               BOND--                CAPITAL APPRECIATION--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2004           2003           2004           2003
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    697,425   $  1,093,061   $ (1,577,525)  $ (1,628,454)
    Net realized gain (loss) on investments........       704,033        343,385      4,950,203      1,390,421
    Realized gain distribution received............       350,704      1,009,771             --             --
    Change in unrealized appreciation
      (depreciation) on investments................      (808,848)    (1,030,122)       (37,861)    34,332,905
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       943,314      1,416,095      3,334,817     34,094,872
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       652,341      1,357,010      2,547,325      2,118,256
    Policyowners' surrenders.......................    (3,761,290)    (4,254,800)   (16,529,666)   (12,950,513)
    Policyowners' annuity and death benefits.......      (536,317)    (1,101,341)    (1,960,464)    (1,546,322)
    Net transfers from (to) Fixed Account..........    (1,317,517)    (1,067,098)    (1,418,430)    (2,104,127)
    Transfers between Investment Divisions.........    (4,363,575)    (1,923,424)    (8,972,446)    (5,705,934)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (9,326,358)    (6,989,653)   (26,333,681)   (20,188,640)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (4,155)        (4,196)        (2,148)       (84,658)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........    (8,387,199)    (5,577,754)   (23,001,012)    13,821,574
NET ASSETS:
    Beginning of year..............................    41,041,976     46,619,730    162,443,982    148,622,408
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $ 32,654,777   $ 41,041,976   $139,442,970   $162,443,982
                                                     ============   ============   ============   ============

                                                             MAINSTAY VP
                                                             HIGH YIELD                    MAINSTAY VP
                                                          CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2004           2003           2004           2003
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  8,502,826   $  8,330,164   $    (29,341)  $     50,722
    Net realized gain (loss) on investments........    (4,619,262)    (3,237,233)       142,444       (100,211)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................    12,189,447     32,041,795      1,606,716      2,001,057
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................    16,073,011     37,134,726      1,719,819      1,951,568
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............     4,492,263      3,114,313        388,600         99,698
    Policyowners' surrenders.......................   (13,959,243)    (9,190,521)    (1,107,072)      (535,855)
    Policyowners' annuity and death benefits.......    (3,363,039)    (2,535,077)       (88,243)       (82,487)
    Net transfers from (to) Fixed Account..........    (3,342,376)    (1,027,967)       (79,692)       (52,129)
    Transfers between Investment Divisions.........     6,856,204     18,402,772      2,758,138      1,022,959
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (9,316,191)     8,763,520      1,871,731        452,186
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (55,486)      (109,642)        (4,400)        (5,292)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     6,701,334     45,788,604      3,587,150      2,398,462
NET ASSETS:
    Beginning of year..............................   150,240,678    104,452,074      9,245,128      6,846,666
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $156,942,012   $150,240,678   $ 12,832,278   $  9,245,128
                                                     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (111,127)  $   (236,422)  $     28,172   $   (183,774)  $     99,117   $    220,476   $    895,476   $  1,414,944
            (850)           822       (416,469)    (4,118,098)    (1,153,735)      (263,739)       466,786      2,735,091
              --             --             --             --             --             --             --             --
             242         (2,632)     6,914,026     19,870,732      1,871,934      3,524,221       (606,662)    (3,907,852)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (111,735)      (238,232)     6,525,729     15,568,860        817,316      3,480,958        755,600        242,183
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         766,100        974,094      1,152,164        790,394        519,713        628,807        557,980      1,506,369
      (5,621,898)    (7,911,617)    (7,100,126)    (4,940,172)    (3,326,089)    (1,967,434)    (4,662,561)    (5,611,789)
        (273,593)      (938,683)      (971,057)      (971,274)      (210,769)      (342,674)    (1,027,791)    (1,479,372)
      (3,782,717)    (7,623,486)      (493,361)      (681,570)      (892,354)      (138,248)    (1,700,383)    (1,997,131)
         (47,479)    (3,364,281)    (2,098,371)    (2,663,717)     2,325,766      4,527,117     (7,704,095)   (14,608,077)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,959,587)   (18,863,973)    (9,510,751)    (8,466,339)    (1,583,733)     2,707,568    (14,536,850)   (22,190,000)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (481)          (706)       (11,676)       (38,842)        (3,247)        (8,380)        (3,390)          (593)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (9,071,803)   (19,102,911)    (2,996,698)     7,063,679       (769,664)     6,180,146    (13,784,640)   (21,948,410)
      27,887,548     46,990,459     76,639,004     69,575,325     21,812,143     15,631,997     47,552,850     69,501,260
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,815,745   $ 27,887,548   $ 73,642,306   $ 76,639,004   $ 21,042,479   $ 21,812,143   $ 33,768,210   $ 47,552,850
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (29,770)  $    (11,868)  $   (100,403)  $    (28,983)  $    (25,352)  $     (7,962)  $    285,205   $     34,619
         108,902        (26,155)       509,986        (65,649)        41,843       (267,453)     4,007,588      1,832,890
         119,131             --             --             --        109,101             --             --             --
         688,983        568,863      1,148,115        880,219      1,437,258      1,715,018      7,858,504     29,364,025
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         887,246        530,840      1,557,698        785,587      1,562,850      1,439,603     12,151,297     31,231,534
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         250,781        137,025        497,334        247,129        541,883        158,544      2,887,188      2,025,563
        (352,901)       (76,799)    (1,056,960)       (66,330)    (1,185,635)      (527,037)   (14,545,350)    (9,747,329)
         (19,976)            --        (21,616)            --        (63,196)        (3,985)    (1,805,745)    (2,162,283)
         (68,420)        (8,293)      (251,859)        18,777       (107,153)       (47,803)    (1,655,912)    (1,806,340)
       2,208,601      1,028,259      2,818,646      4,226,525      4,526,551      1,405,342         75,704       (910,351)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,018,085      1,080,192      1,985,545      4,426,101      3,712,450        985,061    (15,044,115)   (12,600,740)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,975)        (1,147)        (2,712)        (1,411)        (3,899)        (2,945)       (20,015)       (77,777)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,903,356      1,609,885      3,540,531      5,210,277      5,271,401      2,421,719     (2,912,833)    18,553,017
       2,859,425      1,249,540      5,892,004        681,727      7,510,709      5,088,990    146,295,512    127,742,495
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,762,781   $  2,859,425   $  9,432,535   $  5,892,004   $ 12,782,110   $  7,510,709   $143,382,679   $146,295,512
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (71,734)   $    (34,376)   $    335,423    $    563,191
    Net realized gain (loss) on investments................        290,404        (100,362)      2,422,443       1,323,543
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        190,140       1,050,172       2,124,646      16,396,192
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        408,810         915,434       4,882,512      18,282,926
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        178,135         132,698       1,294,442         920,228
    Policyowners' surrenders...............................       (545,231)       (120,837)    (12,085,664)    (10,738,157)
    Policyowners' annuity and death benefits...............        (21,257)             --      (1,710,301)     (1,923,722)
    Net transfers from (to) Fixed Account..................        (93,302)         (5,129)       (953,878)     (1,529,645)
    Transfers between Investment Divisions.................        649,741       2,895,797      (3,184,283)     (1,118,438)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        168,086       2,902,529     (16,639,684)    (14,389,734)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (971)         (1,863)        (12,138)        (46,473)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        575,925       3,816,100     (11,769,310)      3,846,719
NET ASSETS:
    Beginning of year......................................      5,197,443       1,381,343     113,786,398     109,939,679
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  5,773,368    $  5,197,443    $102,017,088    $113,786,398
                                                              ============    ============    ============    ============

                                                                      MAINSTAY VP
                                                                      LORD ABBETT                    ALGER AMERICAN
                                                                  DEVELOPING GROWTH--            SMALL CAPITALIZATION--
                                                                     INITIAL CLASS                   CLASS O SHARES
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations
    Net investment income (loss)...........................   $    (28,329)   $    (19,598)   $   (126,800)   $   (108,661)
    Net realized gain (loss) on investments................       (134,273)       (248,700)     (1,017,735)     (3,563,566)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        247,212         716,600       2,477,407       6,519,650
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         84,610         448,302       1,332,872       2,847,423
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         35,016          84,580         212,120         207,478
    Policyowners' surrenders...............................       (269,748)        (68,887)       (998,592)       (736,622)
    Policyowners' annuity and death benefits...............        (33,842)             --         (53,554)        (68,590)
    Net transfers from (to) Fixed Account..................        (28,236)           (919)       (138,924)        (21,768)
    Transfers between Investment Divisions.................         35,148         662,198        (247,892)       (184,712)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (261,662)        676,972      (1,226,842)       (804,214)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (241)           (931)         (3,966)         (7,357)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (177,293)      1,124,343         102,064       2,035,852
NET ASSETS:
    Beginning of year......................................      2,274,574       1,150,231       9,788,074       7,752,222
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,097,281    $  2,274,574    $  9,890,138    $  9,788,074
                                                              ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                      MAINSTAY VP
                                          MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET
            MAINSTAY VP                AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT
              VALUE--                  INCOME & GROWTH--              COMPANY VALUE--               GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (99,751)  $    108,135   $     21,881   $      7,779   $     (8,020)  $     (9,082)  $    (80,278)  $    (82,629)
        (318,327)    (2,175,159)      (111,595)      (254,097)       (25,614)      (121,217)    (1,352,636)    (1,294,834)
              --             --             --             --             --             --             --             --
       5,157,705     12,859,719        623,807      1,227,678        343,501        642,706      1,058,745      3,090,817
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,739,627     10,792,695        534,093        981,360        309,867        512,407       (374,169)     1,713,354
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,250,915        707,705        160,806         51,500         67,509         60,564        136,995        161,122
      (5,526,522)    (3,706,445)      (448,097)      (277,456)      (157,344)      (240,627)      (763,549)      (680,886)
        (767,248)      (475,193)       (28,338)       (12,021)       (13,895)       (51,048)       (61,885)       (74,577)
        (431,832)      (454,176)       (44,191)       (57,181)       (17,063)        (1,482)      (108,665)       (85,278)
        (197,901)      (460,716)       339,077        343,446        631,024        296,474       (871,427)       290,969
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,672,588)    (4,388,825)       (20,743)        48,288        510,231         63,881     (1,668,531)      (388,650)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,801)       (24,535)        (1,034)        (2,388)          (449)        (1,221)           839         (4,039)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (941,762)     6,379,335        512,316      1,027,260        819,649        575,067     (2,041,861)     1,320,665
      52,161,721     45,782,386      4,797,020      3,769,760      2,648,443      2,073,376      8,487,377      7,166,712
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 51,219,959   $ 52,161,721   $  5,309,336   $  4,797,020   $  3,468,092   $  2,648,443   $  6,445,516   $  8,487,377
    ============   ============   ============   ============   ============   ============   ============   ============

                                  COLONIAL SMALL CAP           DREYFUS IP                    FIDELITY(R)
              CALVERT                 VALUE FUND               TECHNOLOGY                        VIP
              SOCIAL              VARIABLE SERIES--             GROWTH--                   CONTRAFUND(R)--
             BALANCED                 CLASS B(C)             INITIAL SHARES                 INITIAL CLASS
    ---------------------------   ------------------   ---------------------------   ---------------------------
        2004           2003              2004              2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $      9,201   $     24,874      $        278      $    (23,549)  $    (12,902)  $   (471,497)  $   (343,679)
        (150,743)      (171,016)               21            59,210        195,786        559,165       (334,220)
              --             --             2,612                --             --             --             --
         356,480        599,104               698           (82,317)       173,000      6,417,178     10,766,460
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
         214,938        452,962             3,609           (46,656)       355,884      6,504,846     10,088,561
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
          43,043        161,831             3,632            78,419        105,694      1,163,337        805,869
        (319,527)      (182,692)              (45)         (218,754)       (11,263)    (4,568,737)    (2,836,306)
         (16,365)       (54,342)               --            (7,377)            --       (297,798)      (395,017)
         (13,455)       (55,309)              620           (26,170)        (4,916)      (229,359)      (404,745)
         (91,192)       419,857           131,907            (9,774)       898,421      2,290,695        589,678
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
        (397,496)       289,345           136,114          (183,656)       987,936     (1,641,862)    (2,240,521)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
            (482)        (1,081)               (2)                3           (767)       (15,516)       (25,796)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
        (183,040)       741,226           139,721          (230,309)     1,343,053      4,847,468      7,822,244
       3,386,758      2,645,532                --         1,937,558        594,505     47,782,374     39,960,130
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
    $  3,203,718   $  3,386,758      $    139,721      $  1,707,249   $  1,937,558   $ 52,629,842   $ 47,782,374
    ============   ============      ============      ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      FIDELITY(R)                     FIDELITY(R)
                                                                          VIP                             VIP
                                                                    EQUITY-INCOME--                    MID CAP--
                                                                     INITIAL CLASS                  SERVICE CLASS 2
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004          2003(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     63,970    $    124,660    $    (23,782)   $       (798)
    Net realized gain (loss) on investments................       (230,595)     (1,205,172)         26,599              36
    Realized gain distribution received....................         94,943              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,565,963       6,729,620         537,071          27,926
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,494,281       5,649,108         539,888          27,164
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        494,454         568,389         155,979             392
    Policyowners' surrenders...............................     (2,245,661)     (1,734,131)       (164,957)           (973)
    Policyowners' annuity and death benefits...............       (380,963)       (599,825)             --              --
    Net transfers from (to) Fixed Account..................       (210,772)       (261,847)         34,325           1,614
    Transfers between Investment Divisions.................      1,571,419         119,037       3,273,211         403,183
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (771,523)     (1,908,377)      3,298,558         404,216
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,106)        (13,869)           (966)            (36)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,718,652       3,726,862       3,837,480         431,344
NET ASSETS:
    Beginning of year......................................     25,421,187      21,694,325         431,344              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 27,139,839    $ 25,421,187    $  4,268,824    $    431,344
                                                              ============    ============    ============    ============

                                                                                        NEUBERGER
                                                                                          BERMAN
                                                                     MFS(R)            AMT MID CAP
                                                               UTILITIES SERIES--        GROWTH--
                                                                 SERVICE CLASS           CLASS S
                                                              --------------------   ----------------
                                                                    2004(b)              2004(b)
                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................      $     (4,517)        $       (712)
    Net realized gain (loss) on investments.................             1,165               (2,284)
    Realized gain distribution received.....................                --                   --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           173,388               19,546
                                                                  ------------         ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................           170,036               16,550
                                                                  ------------         ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................           206,582                7,897
    Policyowners' surrenders................................           (48,884)              (2,080)
    Policyowners' annuity and death benefits................                --                   --
    Net transfers from (to) Fixed Account...................            14,508                   56
    Transfers between Investment Divisions..................         1,451,910              187,514
                                                                  ------------         ------------
      Net contributions and (withdrawals)...................         1,624,116              193,387
                                                                  ------------         ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................              (257)                 (33)
                                                                  ------------         ------------
        Increase (decrease) in net assets...................         1,793,895              209,904
NET ASSETS:
    Beginning of year.......................................                --                   --
                                                                  ------------         ------------
    End of year.............................................      $  1,793,895         $    209,904
                                                                  ============         ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                          JANUS ASPEN
            JANUS ASPEN                     SERIES
              SERIES                       WORLDWIDE                 MFS(R) INVESTORS                   MFS(R)
            BALANCED--                     GROWTH--                   TRUST SERIES--               RESEARCH SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    445,551   $    474,496   $   (141,640)  $    (89,609)  $     (9,431)  $     (8,877)  $     (4,196)  $    (10,889)
        (547,047)    (1,008,912)    (1,188,066)    (2,561,847)       (81,276)      (190,457)      (289,153)      (376,376)
              --             --             --             --             --             --             --             --
       3,487,727      7,035,517      2,512,823     11,845,245        224,043        438,026        550,629        746,507
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,386,231      6,501,101      1,183,117      9,193,789        133,336        238,692        257,280        359,242
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         840,148      1,102,414        799,615        712,397         25,691         33,153         43,572         29,555
      (4,516,057)    (4,973,503)    (4,536,646)    (3,130,683)       (59,672)      (150,195)      (169,016)      (140,623)
        (517,151)    (1,101,449)      (320,067)      (434,608)       (73,531)       (10,701)        (1,249)       (18,307)
        (304,696)      (684,415)      (342,297)      (551,040)       (43,281)       (41,968)        (3,153)       (11,380)
      (3,919,788)    (3,819,140)    (4,600,935)    (4,206,750)       (20,624)        55,585         (7,830)       (69,633)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,417,544)    (9,476,093)    (9,000,330)    (7,610,684)      (171,417)      (114,126)      (137,676)      (210,388)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,815)       (16,398)        (9,765)       (23,270)          (296)          (597)          (660)          (876)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,040,128)    (2,991,390)    (7,826,978)     1,559,835        (38,377)       123,969        118,944        147,978
      54,193,783     57,185,173     48,340,274     46,780,439      1,479,485      1,355,516      1,881,722      1,733,744
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 49,153,655   $ 54,193,783   $ 40,513,296   $ 48,340,274   $  1,441,108   $  1,479,485   $  2,000,666   $  1,881,722
    ============   ============   ============   ============   ============   ============   ============   ============

                                            VAN ECK                     VAN KAMPEN              VICTORY VIF
           T. ROWE PRICE                   WORLDWIDE                        UIF                 DIVERSIFIED
           EQUITY INCOME                     HARD                    EMERGING MARKETS             STOCK--
             PORTFOLIO                      ASSETS                    EQUITY--CLASS I          CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   ----------------
        2004           2003           2004           2003           2004           2003           2004(b)
--------------------------------------------------------------------------------------------------------------
    $     42,985   $     44,326   $    (15,136)  $     (7,720)  $    (34,476)  $    (57,631)    $        388
          87,723       (334,973)       102,105        (52,423)    (1,097,049)      (632,171)             155
         331,278             --             --             --             --             --               --
       1,335,903      2,553,457        268,817        416,873      2,187,896      2,529,389            9,352
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       1,797,889      2,262,810        355,786        356,730      1,056,371      1,839,587            9,895
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
         349,851        232,632         45,262         18,481        105,086         84,683            5,057
      (1,551,818)      (692,971)       (89,937)       (22,633)    (1,039,633)      (305,834)             (36)
        (136,592)      (110,885)            --        (18,964)       (76,350)       (47,933)              --
          39,196        (56,802)         1,744        (65,282)       (63,949)       (13,865)              47
       3,074,896      1,001,507        794,799         53,492        118,409        392,539          218,252
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       1,775,533        373,481        751,868        (34,906)      (956,437)       109,590          223,320
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
          (3,395)        (5,467)        (1,009)          (933)        (3,687)        (4,633)             (15)
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       3,570,027      2,630,824      1,106,645        320,891         96,247      1,944,544          233,200
      12,398,409      9,767,585      1,287,634        966,743      5,895,211      3,950,667               --
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $ 15,968,436   $ 12,398,409   $  2,394,279   $  1,287,634   $  5,991,458   $  5,895,211     $    233,200
    ============   ============   ============   ============   ============   ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004

                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $ 32,615,994      $175,228,972      $ 24,071,744

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        100,730           528,871            77,240
    Administrative charges...............................          8,394            44,073             6,436
                                                            ------------      ------------      ------------
      Total net assets...................................   $ 32,506,870      $174,656,028      $ 23,988,068
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $ 32,506,870      $174,656,028      $ 23,988,068
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      16.97      $      21.36      $       1.33
                                                            ============      ============      ============
Identified Cost of Investment............................   $ 32,854,937      $206,568,967      $ 24,073,059
                                                            ============      ============      ============


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           S&P 500          SMALL CAP
                                                               VALUE--           INDEX--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $ 13,389,137      $174,359,729      $  6,453,237

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         37,668           523,046            19,398
    Administrative charges...............................          3,139            43,587             1,617
                                                            ------------      ------------      ------------
      Total net assets...................................   $ 13,348,330      $173,793,096      $  6,432,222
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $ 13,348,330      $173,793,096      $  6,432,222
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      12.20      $      28.39      $      10.55
                                                            ============      ============      ============
Identified Cost of Investment............................   $ 11,052,847      $169,821,710      $  5,323,277
                                                            ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 90,160,711      $ 18,045,680      $ 30,307,062      $117,112,402      $ 11,879,887      $  5,645,288      $  9,602,068

          270,198            54,427            94,604           355,537            35,430            16,155            27,534
           22,516             4,536             7,884            29,628             2,952             1,346             2,295
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 89,867,997      $ 17,986,717      $ 30,204,574      $116,727,237      $ 11,841,505      $  5,627,787      $  9,572,239
     ============      ============      ============      ============      ============      ============      ============
     $ 89,867,997      $ 17,986,717      $ 30,204,574      $116,727,237      $ 11,841,505      $  5,627,787      $  9,572,239
     ============      ============      ============      ============      ============      ============      ============
     $      25.70      $      17.63      $      17.20      $      23.04      $      17.64      $      13.19      $      11.92
     ============      ============      ============      ============      ============      ============      ============
     $103,860,555      $ 17,330,437      $ 31,204,000      $113,377,353      $ 10,094,073      $  4,455,447      $  7,597,562
     ============      ============      ============      ============      ============      ============      ============

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $113,032,615      $ 58,231,176      $  6,111,927      $  4,474,624      $  9,073,120      $  2,740,707       $ 12,262,932

          343,453           173,475            18,135            13,530            27,890             8,501             37,407
           28,621            14,456             1,511             1,127             2,324               708              3,117
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $112,660,541      $ 58,043,245      $  6,092,281      $  4,459,967      $  9,042,906      $  2,731,498       $ 12,222,408
     ============      ============      ============      ============      ============      ============       ============
     $112,660,541      $ 58,043,245      $  6,092,281      $  4,459,967      $  9,042,906      $  2,731,498       $ 12,222,408
     ============      ============      ============      ============      ============      ============       ============
     $      21.63      $      20.55      $      11.51      $      11.68      $      12.36      $       9.61       $       9.99
     ============      ============      ============      ============      ============      ============       ============
     $119,353,131      $ 55,147,122      $  5,840,243      $  4,072,797      $ 12,277,457      $  2,520,023       $ 15,229,441
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                  COLONIAL SMALL        DREYFUS IP
                                                                  CALVERT         CAP VALUE FUND        TECHNOLOGY
                                                                   SOCIAL        VARIABLE SERIES--       GROWTH--
                                                                  BALANCED            CLASS B         INITIAL SHARES
                                                              -------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  5,602,289       $     22,658        $  2,478,551

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................          16,772                 16               7,974
    Administrative charges..................................           1,398                  1                 665
                                                                ------------       ------------        ------------
      Total net assets......................................    $  5,584,119       $     22,641        $  2,469,912
                                                                ============       ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $  5,584,119       $     22,641        $  2,469,912
                                                                ============       ============        ============
    Variable accumulation
      unit value............................................    $      18.62       $      10.57        $       8.62
                                                                ============       ============        ============
Identified Cost of Investment...............................    $  5,729,411       $     22,654        $  2,383,475
                                                                ============       ============        ============

                                                                                                         MFS(R)
                                                                   MFS(R)             MFS(R)           UTILITIES
                                                                 INVESTORS           RESEARCH           SERIES--
                                                               TRUST SERIES--        SERIES--           SERVICE
                                                               INITIAL CLASS      INITIAL CLASS          CLASS
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,983,164       $  2,927,649       $  2,147,479

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................           6,023              8,799              4,083
    Administrative charges..................................             502                733                340
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,976,639       $  2,918,117       $  2,143,056
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $  1,976,639       $  2,918,117       $  2,143,056
                                                                ============       ============       ============
    Variable accumulation
      unit value............................................    $       9.55       $      10.03       $      12.90
                                                                ============       ============       ============
Identified Cost of Investment...............................    $  2,024,124       $  3,134,945       $  1,943,286
                                                                ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
        $ 73,606,459           $ 31,077,225           $  5,093,394           $ 74,695,118           $ 53,645,096

             221,244                 92,403                 11,949                225,728                164,778
              18,437                  7,700                    996                 18,811                 13,732
        ------------           ------------           ------------           ------------           ------------
        $ 73,366,778           $ 30,977,122           $  5,080,449           $ 74,450,579           $ 53,466,586
        ============           ============           ============           ============           ============
        $ 73,366,778           $ 30,977,122           $  5,080,449           $ 74,450,579           $ 53,466,586
        ============           ============           ============           ============           ============
        $      20.67           $      17.86           $      14.07           $      20.54           $      15.34
        ============           ============           ============           ============           ============
        $ 65,214,893           $ 28,569,233           $  4,456,044           $ 76,404,505           $ 79,592,977
        ============           ============           ============           ============           ============

                                                                              VAN KAMPEN              VICTORY
         NEUBERGER                                                               UIF                    VIF
           BERMAN             T. ROWE PRICE             VAN ECK                EMERGING             DIVERSIFIED
        AMT MID-CAP               EQUITY               WORLDWIDE               MARKETS                STOCK--
          GROWTH--                INCOME                  HARD                 EQUITY--               CLASS A
          CLASS S               PORTFOLIO                ASSETS                CLASS I                 SHARES
    ----------------------------------------------------------------------------------------------------------------
        $    248,481           $ 19,141,786           $  3,251,860           $  8,362,452           $    267,121

                 484                 54,060                  9,325                 25,324                    570
                  40                  4,505                    777                  2,110                     48
        ------------           ------------           ------------           ------------           ------------
        $    247,957           $ 19,083,221           $  3,241,758           $  8,335,018           $    266,503
        ============           ============           ============           ============           ============
        $    247,957           $ 19,083,221           $  3,241,758           $  8,335,018           $    266,503
        ============           ============           ============           ============           ============
        $      11.22           $      14.08           $      15.28           $      12.80           $      11.07
        ============           ============           ============           ============           ============
        $    228,338           $ 16,627,817           $  2,472,600           $  7,456,830           $    253,964
        ============           ============           ============           ============           ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 1,162,280      $   426,684      $   229,825
  Mortality and expense risk charges........................      (416,736)      (2,153,207)        (335,055)
  Administrative charges....................................       (34,728)        (179,434)         (27,921)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       710,816       (1,905,957)        (133,151)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     8,292,706       23,360,892       14,045,249
  Cost of investments sold..................................     7,936,601       18,449,656       14,045,695
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       356,105        4,911,236             (446)
  Realized gain distribution received.......................       349,389               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (483,439)       1,309,915             (269)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       222,055        6,221,151             (715)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   932,871      $ 4,315,194      $  (133,866)
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   102,471      $ 2,596,005      $        --
  Mortality and expense risk charges........................      (120,817)      (2,026,320)         (68,798)
  Administrative charges....................................       (10,068)        (168,860)          (5,733)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (28,414)         400,825          (74,531)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       703,015       16,039,365          685,144
  Cost of investments sold..................................       671,455       11,808,091          642,623
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        31,560        4,231,274           42,521
  Realized gain distribution received.......................       114,505               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,561,438       10,042,552          493,982
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,707,503       14,273,826          536,503
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,679,089      $14,674,651      $   461,972
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                      MAINSTAY VP
     MAINSTAY VP                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON      MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--     CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS  INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 1,202,490    $   341,520      $ 1,253,617      $ 7,778,544      $   102,514      $    24,803      $        --
      (1,050,008)      (220,342)        (405,411)      (1,329,213)        (114,616)         (49,176)         (88,058)
         (87,501)       (18,362)         (33,784)        (110,768)          (9,551)          (4,098)          (7,338)
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
          64,981        102,816          814,422        6,338,563          (21,653)         (28,471)         (95,396)
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
       9,571,740      3,801,871       11,735,679       10,533,974          659,210          271,020          772,996
      11,029,093      4,534,084       11,342,189       12,826,219          543,278          224,263          576,582
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
      (1,457,353)      (732,213)         393,490       (2,292,245)         115,932           46,757          196,414
              --             --               --               --               --          115,908               --
       9,291,257      1,378,321         (548,027)       7,883,693        1,461,437          735,759        1,424,837
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
       7,833,904        646,108         (154,537)       5,591,448        1,577,369          898,424        1,621,251
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
     $ 7,898,885    $   748,924      $   659,885      $11,930,011      $ 1,555,716      $   869,953      $ 1,525,855
     ===========    ===========      ===========      ===========      ===========      ===========      ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $ 1,894,052      $   634,993      $   100,574      $    41,500      $    20,241      $        --       $        --
      (1,383,993)        (674,216)         (68,622)         (48,808)        (113,188)         (33,244)         (136,453)
        (115,333)         (56,185)          (5,719)          (4,067)          (9,432)          (2,770)          (11,371)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         394,726          (95,408)          26,233          (11,375)        (102,379)         (36,014)         (147,824)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
      16,473,760        5,327,130          813,149          602,033        1,563,533          646,219         1,348,606
      13,782,642        5,691,981          874,511          595,331        2,988,073          925,728         4,879,854
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       2,691,118         (364,851)         (61,362)           6,702       (1,424,540)        (279,509)       (3,531,248)
              --               --               --               --               --               --                --
       2,348,082        5,753,869          644,329          411,815        1,106,327          406,638         5,269,168
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       5,039,200        5,389,018          582,967          418,517         (318,213)         127,129         1,737,920
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
     $ 5,433,926      $ 5,293,610      $   609,200      $   407,142      $  (420,592)     $    91,115       $ 1,590,096
     ===========      ===========      ===========      ===========      ===========      ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                               COLONIAL SMALL
                                                                               CAP VALUE FUND     DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(B)     INITIAL SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    91,689      $        67      $        --
  Mortality and expense risk charges........................       (64,627)             (16)         (31,694)
  Administrative charges....................................        (5,386)              (1)          (2,641)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        21,676               50          (34,335)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       554,378               --          941,541
  Cost of investments sold..................................       670,333               --          723,196
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............      (115,955)              --          218,345
  Realized gain distribution received.......................            --              435               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       454,868                3         (251,866)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       338,913              438          (33,521)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   360,589      $       488      $   (67,856)
                                                               ===========      ===========      ===========

                                                                  MFS(R)                            MFS(R)
                                                                INVESTORS          MFS(R)         UTILITIES
                                                                  TRUST           RESEARCH         SERIES--
                                                                 SERIES--         SERIES--         SERVICE
                                                              INITIAL CLASS    INITIAL CLASS       CLASS(A)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    11,884      $    28,789      $        --
  Mortality and expense risk charges........................       (22,617)         (32,176)          (4,675)
  Administrative charges....................................        (1,885)          (2,681)            (390)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (12,618)          (6,068)          (5,065)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       273,958          302,176            7,724
  Cost of investments sold..................................       331,977          493,040            6,966
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (58,019)        (190,864)             758
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       250,626          559,420          204,194
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       192,607          368,556          204,952
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   179,989      $   362,488      $   199,887
                                                               ===========      ===========      ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                                          JANUS
                                                          JANUS           ASPEN
                       FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES
      FIDELITY(R)          VIP             VIP           SERIES         WORLDWIDE
          VIP            EQUITY-        MID CAP--      BALANCED--       GROWTH--
    CONTRAFUND(R)--     INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL
     INITIAL CLASS    INITIAL CLASS      CLASS 2         SHARES          SHARES
    -------------------------------------------------------------------------------
      $   225,641      $   438,104     $        --     $ 1,651,256     $   546,182
         (812,301)        (346,584)        (24,334)       (889,043)       (657,635)
          (67,692)         (28,882)         (2,028)        (74,087)        (54,803)
      -----------      -----------     -----------     -----------     -----------
         (654,352)          62,638         (26,362)        688,126        (166,256)
      -----------      -----------     -----------     -----------     -----------
        5,065,436        2,473,600         272,939      10,013,977       8,182,509
        4,159,635        2,651,994         246,993       9,990,749       9,262,646
      -----------      -----------     -----------     -----------     -----------
          905,801         (178,394)         25,946          23,228      (1,080,137)
               --          104,658              --              --              --
        8,808,037        2,844,717         610,624       4,330,871       2,886,916
      -----------      -----------     -----------     -----------     -----------
        9,713,838        2,770,981         636,570       4,354,099       1,806,779
      -----------      -----------     -----------     -----------     -----------
      $ 9,059,486      $ 2,833,619     $   610,208     $ 5,042,225     $ 1,640,523
      ===========      ===========     ===========     ===========     ===========

      NEUBERGER                                                          VICTORY
       BERMAN          T. ROWE                        VAN KAMPEN           VIF
       AMT MID          PRICE          VAN ECK            UIF          DIVERSIFIED
         CAP           EQUITY         WORLDWIDE        EMERGING          STOCK--
      GROWTH--         INCOME           HARD            MARKETS          CLASS A
     CLASS S (A)      PORTFOLIO        ASSETS       EQUITY--CLASS I     SHARES(A)
    -------------------------------------------------------------------------------
     $        --     $   252,501     $     6,379      $    48,256      $     1,311
            (698)       (182,020)        (25,820)         (85,874)            (725)
             (58)        (15,168)         (2,152)          (7,156)             (60)
     -----------     -----------     -----------      -----------      -----------
            (756)         55,313         (21,593)         (44,774)             526
     -----------     -----------     -----------      -----------      -----------
          17,021       1,006,544         508,600        1,008,971            5,869
          17,632         966,096         341,409        1,502,410            5,475
     -----------     -----------     -----------      -----------      -----------
            (611)         40,448         167,191         (493,439)             394
              --         390,077              --               --               --
          20,143       1,600,929         353,351        1,963,388           13,157
     -----------     -----------     -----------      -----------      -----------
          19,532       2,031,454         520,542        1,469,949           13,551
     -----------     -----------     -----------      -----------      -----------
     $    18,776     $ 2,086,767     $   498,949      $ 1,425,175      $    14,077
     ===========     ===========     ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the year ended December 31, 2003


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                         BOND--                  CAPITAL APPRECIATION--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    710,816    $  1,044,094    $ (1,905,957)   $ (1,851,332)
    Net realized gain (loss) on investments................        356,105         159,616       4,911,236       2,061,683
    Realized gain distribution received....................        349,389         952,929              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (483,439)       (845,568)      1,309,915      38,994,787
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        932,871       1,311,071       4,315,194      39,205,138
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,128,563       1,579,731       7,324,107       8,163,573
    Policyowners' surrenders...............................     (4,222,415)     (3,627,258)    (17,368,672)    (12,873,317)
    Policyowners' annuity and death benefits...............       (416,912)       (526,583)       (447,195)       (701,360)
    Net transfers from (to) Fixed Account..................       (529,555)     (1,092,843)     (1,466,276)     (1,756,594)
    Transfers between Investment Divisions.................     (2,990,282)     (1,016,399)     (8,473,544)     (5,280,795)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (7,030,601)     (4,683,352)    (20,431,580)    (12,448,493)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,000)         (3,834)         (2,490)        (96,674)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (6,101,730)     (3,376,115)    (16,118,876)     26,659,971
NET ASSETS:
    Beginning of year......................................     38,608,600      41,984,715     190,774,904     164,114,933
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 32,506,870    $ 38,608,600    $174,656,028    $190,774,904
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP
                                                                       HIGH YIELD                     MAINSTAY VP
                                                                    CORPORATE BOND--             INTERNATIONAL EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $  6,338,563    $  5,995,386    $    (21,653)   $     44,875
    Net realized gain (loss) on investments................     (2,292,245)     (2,330,278)        115,932        (146,132)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      7,883,693      23,276,393       1,461,437       1,799,344
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     11,930,011      26,941,501       1,555,716       1,698,087
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      3,540,778       3,270,921         461,654         254,690
    Policyowners' surrenders...............................    (10,594,705)     (7,575,472)       (802,127)       (427,403)
    Policyowners' annuity and death benefits...............       (822,842)       (437,740)        (21,288)        (81,768)
    Net transfers from (to) Fixed Account..................     (1,510,663)       (626,638)        (43,278)       (181,257)
    Transfers between Investment Divisions.................      5,918,067      11,653,149       2,547,811         697,216
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (3,469,365)      6,284,220       2,142,772         261,478
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (40,720)        (79,507)         (3,901)         (4,640)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      8,419,926      33,146,214       3,694,587       1,954,925
NET ASSETS:
    Beginning of year......................................    108,307,311      75,161,097       8,146,918       6,191,993
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $116,727,237    $108,307,311    $ 11,841,505    $  8,146,918
                                                              ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (133,151)  $   (242,652)  $     64,981   $   (191,598)  $    102,816   $    181,263   $    814,422   $  1,245,725
            (446)           721     (1,457,353)    (1,570,865)      (732,213)      (140,378)       393,490      1,666,362
              --             --             --             --             --             --             --             --
            (269)        (2,560)     9,291,257     19,710,274      1,378,321      2,742,764       (548,027)    (2,732,456)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (133,866)      (244,491)     7,898,885     17,947,811        748,924      2,783,649        659,885        179,631
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,105,511      3,373,919      3,367,135      3,342,807        874,521        954,846      1,247,444      2,072,421
      (5,784,207)    (5,938,172)    (7,211,667)    (5,405,856)    (1,794,954)    (1,356,443)    (4,558,498)    (6,038,163)
         (21,599)      (117,244)      (404,422)      (335,306)       (69,705)       (86,916)      (135,456)      (659,433)
      (2,034,515)    (4,656,651)      (620,714)      (796,484)      (328,085)       (52,676)      (918,286)    (1,660,772)
      (2,144,404)    (5,935,611)    (2,745,579)    (1,782,277)       898,165      2,703,511     (6,106,334)    (6,224,742)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,879,214)   (13,273,759)    (7,615,247)    (4,977,116)      (420,058)     2,162,322    (10,471,130)   (12,510,689)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (583)          (699)       (13,962)       (44,604)        (2,720)        (6,682)        (2,925)          (498)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,013,663)   (13,518,949)       269,676     12,926,091        326,146      4,939,289     (9,814,170)   (12,331,556)
      32,001,731     45,520,680     89,598,321     76,672,230     17,660,571     12,721,282     40,018,744     52,350,300
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 23,988,068   $ 32,001,731   $ 89,867,997   $ 89,598,321   $ 17,986,717   $ 17,660,571   $ 30,204,574   $ 40,018,744
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (28,471)  $    (13,355)  $    (95,396)  $    (24,531)  $    (28,414)  $     (8,595)  $    400,825   $     66,204
          46,757        (52,652)       196,414        (80,703)        31,560       (146,792)     4,231,274      2,271,638
         115,908             --             --             --        114,505             --             --             --
         735,759        621,902      1,424,837        744,755      1,561,438      1,721,342     10,042,552     33,888,575
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         869,953        555,895      1,525,855        639,521      1,679,089      1,565,955     14,674,651     36,226,417
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         295,932        214,342        481,044        217,327        746,434        517,257      6,523,498      6,107,032
        (352,699)      (201,005)      (538,270)       (99,247)      (811,031)      (531,752)   (15,702,655)   (11,460,970)
          (3,632)        (2,544)        (1,186)            --        (60,934)            --       (885,654)      (336,662)
          (1,771)       (54,041)       (32,135)        20,262         19,169         43,107     (1,127,386)    (1,399,788)
       2,016,421        913,366      3,214,660      3,513,535      3,650,006      1,230,794       (752,021)      (801,584)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,954,251        870,118      3,124,113      3,651,877      3,543,644      1,259,406    (11,944,218)    (7,891,972)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,932)        (1,220)        (2,611)        (1,212)        (4,175)        (3,218)       (23,922)       (89,976)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,822,272      1,424,793      4,647,357      4,290,186      5,218,558      2,822,143      2,706,511     28,244,469
       2,805,515      1,380,722      4,924,882        634,696      8,129,772      5,307,629    171,086,585    142,842,116
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,627,787   $  2,805,515   $  9,572,239   $  4,924,882   $ 13,348,330   $  8,129,772   $173,793,096   $171,086,585
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (74,531)   $    (30,978)   $    394,726    $    634,199
    Net realized gain (loss) on investments................         42,521         (92,399)      2,691,118       1,491,504
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        493,982         947,084       2,348,082      17,119,610
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        461,972         823,707       5,433,926      19,245,313
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        362,917         206,095       3,238,904       3,674,508
    Policyowners' surrenders...............................       (482,886)       (169,871)    (12,175,478)     (9,982,600)
    Policyowners' annuity and death benefits...............             --          (2,824)       (480,848)       (560,976)
    Net transfers from (to) Fixed Account..................        (58,126)        (31,705)     (1,184,594)     (1,106,315)
    Transfers between Investment Divisions.................      1,378,806       2,526,302      (4,011,642)     (1,908,328)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,200,711       2,527,997     (14,613,658)     (9,883,711)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (964)         (1,705)        (13,202)        (48,666)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,661,719       3,349,999      (9,192,934)      9,312,936
NET ASSETS:
    Beginning of year......................................      4,770,503       1,420,504     121,853,475     112,540,539
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  6,432,222    $  4,770,503    $112,660,541    $121,853,475
                                                              ============    ============    ============    ============

                                                                      MAINSTAY VP                    ALGER AMERICAN
                                                                 LORD ABBETT DEVELOPING          SMALL CAPITALIZATION--
                                                                 GROWTH--INITIAL CLASS               CLASS O SHARES
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (36,014)   $    (25,903)   $   (147,824)   $   (114,258)
    Net realized gain (loss) on investments................       (279,509)       (177,749)     (3,531,248)     (2,544,815)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        406,638         801,800       5,269,168       5,697,832
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         91,115         598,148       1,590,096       3,038,759
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        135,837         107,100         646,820         673,336
    Policyowners' surrenders...............................       (304,502)       (103,030)       (883,861)       (503,418)
    Policyowners' annuity and death benefits...............           (625)        (32,538)        (19,191)        (48,635)
    Net transfers from (to) Fixed Account..................        (20,136)        (29,995)        (14,528)        (76,214)
    Transfers between Investment Divisions.................         54,162         725,974         165,799         (31,703)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (135,264)        667,511        (104,961)         13,366
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (316)         (1,259)         (4,511)         (7,682)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        (44,465)      1,264,400       1,480,624       3,044,443
NET ASSETS:
    Beginning of year......................................      2,775,963       1,511,563      10,741,784       7,697,341
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,731,498    $  2,775,963    $ 12,222,408    $ 10,741,784
                                                              ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      MAINSTAY VP
                                          MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET
            MAINSTAY VP                AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT
              VALUE--                  INCOME & GROWTH--              COMPANY VALUE--               GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (95,408)  $    128,141   $     26,233   $      9,210   $    (11,375)  $    (13,176)  $   (102,379)  $   (100,652)
        (364,851)    (1,160,592)       (61,362)      (109,599)         6,702        (89,413)    (1,424,540)    (1,357,329)
              --             --             --             --             --             --             --             --
       5,753,869     12,592,971        644,329      1,221,881        411,815        830,830      1,106,327      3,564,637
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,293,610     11,560,520        609,200      1,121,492        407,142        728,241       (420,592)     2,106,656
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,976,396      2,107,651        273,510        230,453        229,131        152,312        603,511        590,363
      (4,744,075)    (3,226,096)      (399,406)      (247,287)      (192,257)      (175,054)      (606,738)      (593,054)
        (127,489)      (202,840)       (10,836)            --        (43,065)          (206)       (24,646)        (8,081)
        (363,426)      (492,426)       (70,045)       (13,047)        (2,456)       (60,322)       (54,323)      (183,921)
        (236,744)      (316,134)       312,022        263,989        413,486        312,369       (850,116)       223,392
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,495,338)    (2,129,845)       105,245        234,108        404,839        229,099       (932,312)        28,699
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (9,741)       (26,246)        (1,165)        (2,663)          (601)        (1,749)           978         (4,901)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,788,531      9,404,429        713,280      1,352,937        811,380        955,591     (1,351,926)     2,130,454
      56,254,714     46,850,285      5,379,001      4,026,064      3,648,587      2,692,996     10,394,832      8,264,378
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 58,043,245   $ 56,254,714   $  6,092,281   $  5,379,001   $  4,459,967   $  3,648,587   $  9,042,906   $ 10,394,832
    ============   ============   ============   ============   ============   ============   ============   ============

                                      COLONIAL
                                      SMALL CAP               DREYFUS IP                    FIDELITY(R)
              CALVERT                VALUE FUND               TECHNOLOGY                        VIP
              SOCIAL              VARIABLE SERIES--            GROWTH--                   CONTRAFUND(R)--
             BALANCED                CLASS B(C)             INITIAL SHARES                 INITIAL CLASS
    ---------------------------   -----------------   ---------------------------   ---------------------------
        2004           2003             2004              2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------
    $     21,676   $     33,026     $         50      $    (34,335)  $    (17,972)  $   (654,352)  $   (470,111)
        (115,955)      (275,198)              --           218,345       (137,274)       905,801       (112,777)
              --             --              435                --             --             --             --
         454,868      1,025,355                3          (251,866)       652,036      8,808,037     14,333,142
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         360,589        783,183              488           (67,856)       496,790      9,059,486     13,750,254
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         270,807        276,558               29           223,924        116,551      2,708,891      2,624,758
        (287,836)      (372,860)              --          (306,612)      (100,790)    (5,544,181)    (3,921,332)
          (4,754)        (1,790)              --            (2,003)            --       (167,645)       (93,403)
         (27,979)       (20,476)              --           (16,129)        58,636       (392,004)      (341,510)
          (5,759)        87,600           22,124            59,195      1,131,074      2,588,782        449,079
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         (55,521)       (30,968)          22,153           (41,625)     1,205,471       (806,157)    (1,282,408)
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
            (800)        (1,866)              --                41         (1,120)       (21,438)       (34,982)
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         304,268        750,349           22,641          (109,440)     1,701,141      8,231,891     12,432,864
       5,279,851      4,529,502               --         2,579,352        878,211     65,134,887     52,702,023
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
    $  5,584,119   $  5,279,851     $     22,641      $  2,469,912   $  2,579,352   $ 73,366,778   $ 65,134,887
    ============   ============     ============      ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      FIDELITY(R)                     FIDELITY(R)
                                                                          VIP                             VIP
                                                                    EQUITY-INCOME--                    MID CAP--
                                                                     INITIAL CLASS                  SERVICE CLASS 2
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004          2003(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     62,638    $    112,961    $    (26,362)   $       (719)
    Net realized gain (loss) on investments................       (178,394)       (778,065)         25,946              33
    Realized gain distribution received....................        104,658              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,844,717       6,746,640         610,624          26,727
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,833,619       6,081,536         610,208          26,041
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,247,553       1,090,903         262,894          20,381
    Policyowners' surrenders...............................     (2,218,517)     (1,684,469)       (184,208)           (616)
    Policyowners' annuity and death benefits...............       (131,196)        (90,592)             --              --
    Net transfers from (to) Fixed Account..................       (172,582)       (192,102)         43,568           2,072
    Transfers between Investment Divisions.................      1,583,970         946,739       4,011,466         289,765
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        309,228          70,479       4,133,720         311,602
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,602)        (14,757)         (1,086)            (36)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,138,245       6,137,258       4,742,842         337,607
NET ASSETS:
    Beginning of year......................................     27,838,877      21,701,619         337,607              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 30,977,122    $ 27,838,877    $  5,080,449    $    337,607
                                                              ============    ============    ============    ============

                                                                                     NEUBERGER
                                                                                       BERMAN
                                                                     MFS(R)          AMT MIDCAP
                                                               UTILITIES SERIES--     GROWTH--
                                                                 SERVICE CLASS        CLASS S
                                                               ------------------   ------------
                                                                    2004(b)           2004(b)
                                                               ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................      $     (5,065)     $       (756)
    Net realized gain (loss) on investments.................               758              (611)
    Realized gain distribution received.....................                --                --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           204,194            20,143
                                                                  ------------      ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................           199,887            18,776
                                                                  ------------      ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................            59,203            12,290
    Policyowners' surrenders................................           (28,272)             (106)
    Policyowners' annuity and death benefits................                --                --
    Net transfers from (to) Fixed Account...................            28,712             1,954
    Transfers between Investment Divisions..................         1,883,818           215,078
                                                                  ------------      ------------
      Net contributions and (withdrawals)...................         1,943,461           229,216
                                                                  ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance
      and Annuity Corporation charges retained by the
      Separate
      Account...............................................              (292)              (35)
                                                                  ------------      ------------
        Increase (decrease) in net assets...................         2,143,056           247,957
NET ASSETS:
    Beginning of year.......................................                --                --
                                                                  ------------      ------------
    End of year.............................................      $  2,143,056      $    247,957
                                                                  ============      ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          JANUS ASPEN
            JANUS ASPEN                     SERIES                        MFS(R)
              SERIES                       WORLDWIDE                     INVESTORS                      MFS(R)
            BALANCED--                     GROWTH--                   TRUST SERIES--               RESEARCH SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    688,126   $    686,841   $   (166,256)  $   (101,483)  $    (12,618)  $    (10,659)  $     (6,068)  $    (14,492)
          23,228        765,107     (1,080,137)      (805,271)       (58,019)      (125,082)      (190,864)      (339,540)
              --             --             --             --             --             --             --             --
       4,330,871      7,427,490      2,886,916     11,996,709        250,626        459,391        559,420        829,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,042,225      8,879,438      1,640,523     11,089,955        179,989        323,650        362,488        475,138
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,462,079      4,105,865      2,625,567      2,784,585         89,377         83,484        135,811        117,375
      (5,733,290)    (5,011,840)    (4,206,857)    (4,003,672)      (163,854)      (150,725)      (131,891)      (106,965)
        (181,411)      (171,143)      (145,251)      (124,863)       (20,525)       (16,922)       (37,776)       (14,834)
        (817,918)    (1,036,909)      (329,102)      (405,556)        (1,865)       (10,069)         2,619        (27,126)
      (4,672,953)    (2,083,429)    (4,809,603)    (4,229,188)        (5,254)        20,692         51,242        (86,343)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,943,493)    (4,197,456)    (6,865,246)    (5,978,694)      (102,121)       (73,540)        20,005       (117,893)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,855)       (22,113)       (12,190)       (27,953)          (392)          (786)          (915)        (1,153)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,914,123)     4,659,869     (5,236,913)     5,083,308         77,476        249,324        381,578        356,092
      77,364,702     72,704,833     58,703,499     53,620,191      1,899,163      1,649,839      2,536,539      2,180,447
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 74,450,579   $ 77,364,702   $ 53,466,586   $ 58,703,499   $  1,976,639   $  1,899,163   $  2,918,117   $  2,536,539
    ============   ============   ============   ============   ============   ============   ============   ============

                                            VAN ECK                     VAN KAMPEN             VICTORY VIF
           T. ROWE PRICE                   WORLDWIDE                        UIF                DIVERSIFIED
           EQUITY INCOME                     HARD                    EMERGING MARKETS            STOCK--
             PORTFOLIO                      ASSETS                    EQUITY--CLASS I         CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   --------------
        2004           2003           2004           2003           2004           2003          2004(B)
    --------------------------------------------------------------------------------------------------------
    $     55,313   $     44,909   $    (21,593)  $     (9,905)  $    (44,774)  $    (68,308)   $        526
          40,448       (165,785)       167,191        (23,467)      (493,439)      (387,667)            394
         390,077             --             --             --             --             --              --
       1,600,929      2,338,791        353,351        479,541      1,963,388      2,624,261          13,157
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       2,086,767      2,217,915        498,949        446,169      1,425,175      2,168,286          14,077
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
         844,888        625,531         98,036         37,174        350,743        313,519           6,495
      (1,003,719)      (648,151)      (228,144)      (133,495)      (615,909)      (379,216)         (9,558)
         (84,607)       (26,146)            --             --        (10,367)        (1,115)             --
        (112,913)      (175,971)       (11,598)           342        (29,549)       (54,330)            175
       4,775,494      2,047,551      1,335,531         53,825        452,972        (93,483)        255,331
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       4,419,143      1,822,814      1,193,825        (42,154)       147,890       (214,625)        252,443
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
          (3,765)        (5,309)        (1,398)        (1,143)        (4,768)        (5,488)            (17)
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       6,502,145      4,035,420      1,691,376        402,872      1,568,297      1,948,173         266,503
      12,581,076      8,545,656      1,550,382      1,147,510      6,766,721      4,818,548              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 19,083,221   $ 12,581,076   $  3,241,758   $  1,550,382   $  8,335,018   $  6,766,721    $    266,503
    ============   ============   ============   ============   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(1)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(2)--Initial Class
MainStay VP S&P 500 Index(3)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Initial Class

(2) Formerly known as MainStay VP Equity Income--Initial Class

(3) Formerly known as MainStay VP Indexed Equity--Initial Class

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                   MAINSTAY VP
                                                            MAINSTAY VP              CAPITAL              MAINSTAY VP
                                                               BOND--             APPRECIATION--              CASH
                                                           INITIAL CLASS          INITIAL CLASS            MANAGEMENT
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,462                  6,505                 18,884
Identified cost.......................................        $ 33,244               $181,575               $ 18,884
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           2,451                  8,148                 24,072
Identified cost.......................................        $ 32,855               $206,569               $ 24,073


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                              MID CAP                S&P 500               SMALL CAP
                                                              VALUE--                INDEX--                GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,041                  5,899                    532
Identified cost.......................................        $ 10,675               $141,489               $  4,834
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,087                  7,150                    592
Identified cost.......................................        $ 11,053               $169,822               $  5,323

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                   MAINSTAY VP
                                                            MAINSTAY VP              CAPITAL              MAINSTAY VP
                                                               BOND--             APPRECIATION--              CASH
                                                           INITIAL CLASS          INITIAL CLASS            MANAGEMENT
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,900               $    980               $  5,058
Proceeds from sales...................................          11,213                 28,993                 14,160
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  2,297               $    943               $  6,005
Proceeds from sales...................................           8,293                 23,361                 14,045


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                              MID CAP                S&P 500               SMALL CAP
                                                              VALUE--                INDEX--                GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,817               $  4,228               $  1,614
Proceeds from sales...................................           1,010                 19,037                  1,515
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  4,343               $  4,456               $  1,817
Proceeds from sales...................................             703                 16,039                    685

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,601             1,875             3,189            15,909               912               440               815
       $ 87,696          $ 19,954          $ 35,017          $148,133          $ 10,779          $  4,668          $  7,573
          4,394             1,602             2,852            11,833               842               430               827
       $103,861          $ 17,330          $ 31,204          $113,377          $ 10,094          $  4,455          $  7,598

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          6,142             3,121               464               310               583               232                490
       $111,075          $ 48,376          $  4,985          $  3,125          $  7,969          $  1,861           $ 11,355
          6,782             3,537               533               398               818               302                605
       $119,353          $ 55,147          $  5,840          $  4,073          $ 12,277          $  2,520           $ 15,229


                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  2,062          $  5,194          $  2,063          $ 18,985          $  3,100          $  2,749          $  3,764
         11,579             6,684            15,762            19,839             1,250               634             1,868
       $  1,993          $  3,484          $  2,041          $ 13,388          $  2,788          $  2,319          $  3,815
          9,572             3,802            11,736            10,534               659               271               773

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  2,200          $  1,886          $  1,046          $    903          $    318          $    502           $    845
         18,568             7,678             1,045               399             2,072               792              2,203
       $  2,202          $  1,724          $    945          $    997          $    526          $    475           $  1,095
         16,474             5,327               813               602             1,564               646              1,349

--------------------------------------------------------------------------------


                                                                                     COLONIAL
                                                                                    SMALL CAP              DREYFUS IP
                                                              CALVERT               VALUE FUND             TECHNOLOGY
                                                               SOCIAL           VARIABLE SERIES--           GROWTH--
                                                              BALANCED              CLASS B(B)           INITIAL SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,717                      8                    196
Identified cost.......................................        $  3,249               $    139               $  1,684
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           2,993                      1                    284
Identified cost.......................................        $  5,729               $     23               $  2,383


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS         SERVICE CLASS(A)
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              80                    131                     88
Identified cost.......................................        $  1,406               $  2,237               $  1,624
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             110                    191                    106
Identified cost.......................................        $  2,024               $  3,135               $  1,943


                                                                                     COLONIAL
                                                                                    SMALL CAP              DREYFUS IP
                                                              CALVERT               VALUE FUND             TECHNOLOGY
                                                               SOCIAL           VARIABLE SERIES--           GROWTH--
                                                              BALANCED              CLASS B(B)           INITIAL SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    306               $    140               $    928
Proceeds from sales...................................             696                      1                  1,136
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    521               $     23               $    867
Proceeds from sales...................................             554                     --                    942


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS         SERVICE CLASS(A)
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    131               $    223               $  1,675
Proceeds from sales...................................             312                    365                     52
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    159               $    316               $  1,950
Proceeds from sales...................................             274                    302                      8

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
             1,984                  1,073                    143                  2,022                  1,518
          $ 47,832               $ 24,827               $  3,715               $ 51,314               $ 67,793
             2,765                  1,225                    170                  3,063                  2,003
          $ 65,215               $ 28,569               $  4,456               $ 76,405               $ 79,593

                                                                              VAN KAMPEN
                                 T. ROWE                                         UIF
      NEUBERGER BERMAN            PRICE                 VAN ECK                EMERGING
         AMT MIDCAP               EQUITY               WORLDWIDE               MARKETS              VICTORY VIF
          GROWTH--                INCOME                  HARD                 EQUITY--         DIVERSIFIED STOCK--
         CLASS S(A)             PORTFOLIO                ASSETS                CLASS I           CLASS A SHARES(A)
    ----------------------------------------------------------------------------------------------------------------
                12                    717                    131                    544                     21
          $    191               $ 13,799               $  1,832               $  4,461               $    224
                14                    857                    177                    757                     24
          $    228               $ 16,628               $  2,473               $  7,457               $    254


                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
          $  2,895               $  2,385               $  3,544               $  1,532               $    736
             5,015                  3,001                    260                  9,537                  9,920
          $  3,601               $  2,952               $  4,391               $  2,727               $  1,113
             5,065                  2,474                    273                 10,014                  8,183

                                                                              VAN KAMPEN
                                 T. ROWE                                         UIF
      NEUBERGER BERMAN            PRICE                 VAN ECK                EMERGING
         AMT MIDCAP               EQUITY               WORLDWIDE               MARKETS              VICTORY VIF
          GROWTH--                INCOME                  HARD                 EQUITY--         DIVERSIFIED STOCK--
         CLASS S(A)             PORTFOLIO                ASSETS                CLASS I           CLASS A SHARES(A)
    ----------------------------------------------------------------------------------------------------------------
          $    274               $  3,822               $  1,155               $    897               $    227
                81                  1,667                    417                  1,892                      3
          $    246               $  5,885               $  1,684               $  1,112               $    259
                17                  1,007                    509                  1,009                      6

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:


                                                                                             MAINSTAY VP
                                                                 MAINSTAY VP                   CAPITAL
                                                                   BOND--                  APPRECIATION--
                                                                INITIAL CLASS               INITIAL CLASS
                                                              -----------------         ---------------------
                                                              2004         2003          2004           2003
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   39           83             123            116
Units redeemed..............................................  (600)        (510)        (1,414)        (1,265)
                                                              ----         ----         ------         ------
  Net increase (decrease)...................................  (561)        (427)        (1,291)        (1,149)
                                                              ====         ====         ======         ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   68           97             355            456
Units redeemed..............................................  (490)        (382)        (1,361)        (1,176)
                                                              ----         ----         ------         ------
  Net increase (decrease)...................................  (422)        (285)        (1,006)          (720)
                                                              ====         ====         ======         ======


                                                                 MAINSTAY VP                MAINSTAY VP
                                                                  HIGH YIELD               INTERNATIONAL
                                                               CORPORATE BOND--               EQUITY--
                                                                INITIAL CLASS              INITIAL CLASS
                                                              ------------------         ------------------
                                                              2004         2003          2004          2003
                                                              ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................  519          1,170         202            83
Units redeemed..............................................  (963)        (705)         (81)          (53)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (444)         465          121            30
                                                              ====         =====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................  437           827          191            70
Units redeemed..............................................  (602)        (483)         (55)          (57)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (165)         344          136            13
                                                              ====         =====         ===           ===

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
      MAINSTAY VP      COMMON STOCK--    CONVERTIBLE--   GOVERNMENT--
    CASH MANAGEMENT     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
    ----------------   ---------------   -------------   -------------
     2004     2003      2004     2003    2004    2003    2004    2003
    ------------------------------------------------------------------
       576       727      48       39     163     334     33        89
    (7,304)  (14,809)   (447)    (471)   (265)   (159)   (889)  (1,414)
    ------   -------    ----     ----    ----    ----    ----   ------
    (6,728)  (14,082)   (399)    (432)   (102)    175    (856)  (1,325)
    ======   =======    ====     ====    ====    ====    ====   ======
     1,581     2,517     141      167     102     238     73       123
    (7,499)  (12,425)   (460)    (424)   (131)   (101)   (690)    (872)
    ------   -------    ----     ----    ----    ----    ----   ------
    (5,918)   (9,908)   (319)    (257)    (29)    137    (617)    (749)
    ======   =======    ====     ====    ====    ====    ====   ======


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003      2004     2003     2004     2003
    -----------------------------------------------------------------------
     214      119       327        517      451      163      112       88
     (38)     (10)     (130)        (8)    (123)     (66)    (682)    (678)
     ---      ---      ----        ---     ----      ---     ----     ----
     176      109       197        509      328       97     (570)    (590)
     ===      ===      ====        ===     ====      ===     ====     ====
     201      118       358        421      400      193      246      276
     (31)     (30)      (55)       (13)     (79)     (62)    (697)    (647)
     ---      ---      ----        ---     ----      ---     ----     ----
     170       88       303        408      321      131     (451)    (371)
     ===      ===      ====        ===     ====      ===     ====     ====

--------------------------------------------------------------------------------


                                                                            MAINSTAY VP
                                                         MAINSTAY VP           TOTAL
                                                     SMALL CAP GROWTH--      RETURN--
                                                        INITIAL CLASS      INITIAL CLASS
                                                     -------------------   -------------
                                                       2004       2003     2004    2003
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     86        357        62      49
Units redeemed.....................................    (70)       (17)     (869)   (830)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................     16        340      (807)   (781)
                                                       ===        ===      ====    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    177        312       156     198
Units redeemed.....................................    (56)       (27)     (862)   (736)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................    121        285      (706)   (538)
                                                       ===        ===      ====    ====

                                                      MAINSTAY VP          ALGER
                                                      LORD ABBETT        AMERICAN
                                                      DEVELOPING           SMALL
                                                       GROWTH--      CAPITALIZATION--
                                                     INITIAL CLASS    CLASS O SHARES
                                                     -------------   -----------------
                                                     2004    2003     2004      2003
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     7      84       23        28
Units redeemed.....................................   (36)     (8)    (160)     (155)
                                                      ---     ---     ----      ----
  Net increase (decrease)..........................   (29)     76     (137)     (127)
                                                      ===     ===     ====      ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    19      99       89        96
Units redeemed.....................................   (37)    (22)    (103)     (104)
                                                      ---     ---     ----      ----
  Net increase (decrease)..........................   (18)     77      (14)       (8)
                                                      ===     ===     ====      ====

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                      AMERICAN         DREYFUS       EAGLE ASSET
                       CENTURY          LARGE        MANAGEMENT
     MAINSTAY VP       INCOME          COMPANY         GROWTH
       VALUE--       & GROWTH--        VALUE--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------   -------------   -------------   -------------
    2004    2003    2004    2003    2004    2003    2004    2003
    -------------------------------------------------------------
      65      43      47      40      66      36      11      32
    (361)   (332)    (50)    (39)    (18)    (33)   (153)    (77)
    ----    ----     ---     ---     ---     ---    ----     ---
    (296)   (289)     (3)      1      48       3    (142)    (45)
    ====    ====     ===     ===     ===     ===    ====     ===
     103     133      54      55      61      49      49      67
    (285)   (275)    (45)    (29)    (22)    (26)   (128)    (71)
    ----    ----     ---     ---     ---     ---    ----     ---
    (182)   (142)      9      26      39      23     (79)     (4)
    ====    ====     ===     ===     ===     ===    ====     ===


                       COLONIAL          DREYFUS IP        FIDELITY(R)
      CALVERT      SMALL CAP VALUE       TECHNOLOGY            VIP
      SOCIAL        FUND VARIABLE         GROWTH--       CONTRAFUND(R)--
     BALANCED     SERIES--CLASS B(C)   INITIAL SHARES     INITIAL CLASS
    -----------   ------------------   ---------------   ---------------
    2004   2003          2004           2004     2003     2004     2003
    --------------------------------------------------------------------
      2     35            13               9      120      179       77
    (25)   (19)           --             (33)      (3)    (266)    (233)
    ---    ---            --            ----     ----     ----     ----
    (23)    16            13             (24)     117      (87)    (156)
    ===    ===            ==            ====     ====     ====     ====
     15     22             2              29      159      280      194
    (18)   (25)           --             (39)     (13)    (323)    (287)
    ---    ---            --            ----     ----     ----     ----
     (3)    (3)            2             (10)     146      (43)     (93)
    ===    ===            ==            ====     ====     ====     ====

--------------------------------------------------------------------------------


                                                       FIDELITY(R)
                                                           VIP          FIDELITY(R) VIP
                                                     EQUITY-INCOME--       MID CAP--
                                                      INITIAL CLASS     SERVICE CLASS 2
                                                     ----------------   ----------------
                                                     2004      2003     2004    2003(a)
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   124        42      284       38
Units redeemed.....................................  (171)     (194)     (13)      --
                                                     ----      ----      ---       --
  Net increase (decrease)..........................   (47)     (152)     271       38
                                                     ====      ====      ===       ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   171       142      346       30
Units redeemed.....................................  (152)     (147)     (15)      --
                                                     ----      ----      ---       --
  Net increase (decrease)..........................    19        (5)     331       30
                                                     ====      ====      ===       ==


                                                                     NEUBERGER
                                                        MFS(R)         BERMAN
                                                       UTILITIES     AMT MIDCAP   T. ROWE PRICE
                                                       SERIES--       GROWTH--    EQUITY INCOME
                                                     SERVICE CLASS    CLASS S       PORTFOLIO
                                                     -------------   ----------   -------------
                                                        2004(b)       2004(b)     2004    2003
                                                     ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       148            18        270     105
Units redeemed.....................................        (5)           --       (134)    (81)
                                                          ---            --       ----     ---
  Net increase (decrease)..........................       143            18        136      24
                                                          ===            ==       ====     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................       168            22        435     243
Units redeemed.....................................        (2)           --        (94)    (82)
                                                          ---            --       ----     ---
  Net increase (decrease)..........................       166            22        341     161
                                                          ===            ==       ====     ===

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                       MFS(R)
         JANUS ASPEN             JANUS ASPEN          INVESTORS        MFS(R)
           SERIES                  SERIES               TRUST         RESEARCH
         BALANCED--          WORLDWIDE GROWTH--       SERIES--        SERIES--
    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS   INITIAL CLASS
    ---------------------   ---------------------   -------------   -------------
      2004        2003        2004        2003      2004    2003    2004    2003
    -----------------------------------------------------------------------------
        43          62          55          56         3      10       5       4
      (477)       (595)       (674)       (658)      (23)    (28)    (20)    (32)
      ----        ----        ----        ----       ---     ---     ---     ---
      (434)       (533)       (619)       (602)      (20)    (18)    (15)    (28)
      ====        ====        ====        ====       ===     ===     ===     ===
       178         232         178         222        10      13      21      15
      (588)       (466)       (650)       (689)      (22)    (23)    (19)    (32)
      ----        ----        ----        ----       ---     ---     ---     ---
      (410)       (234)       (472)       (467)      (12)    (10)      2     (17)
      ====        ====        ====        ====       ===     ===     ===     ===

                  VAN KAMPEN
                      UIF
      VAN ECK      EMERGING          VICTORY
     WORLDWIDE      MARKETS            VIF
       HARD        EQUITY--     DIVERSIFIED STOCK
      ASSETS        CLASS I       CLASS A SHARES
    -----------   -----------   ------------------
    2004   2003   2004   2003        2004(B)
    ----------------------------------------------
     61      4     16     51            22
     (7)   (12)   (108)  (45)           --
    ---    ---    ----   ---            --
     54     (8)   (92)     6            22
    ===    ===    ====   ===            ==
    106      8     70     39            25
    (18)   (15)   (61)   (72)           (1)
    ---    ---    ----   ---            --
     88     (7)     9    (33)           24
    ===    ===    ====   ===            ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000.


                                                                              MAINSTAY VP
                                                                                BOND--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2004      2003      2002      2001      2000
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $32,655   $41,042   $46,620   $47,865   $32,640
Units Outstanding.......................................      1,924     2,485     2,912     3,231     2,376
Variable Accumulation Unit Value........................    $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73
Total Return............................................       2.7%      3.2%      8.1%      7.9%      8.4%
Investment Income Ratio.................................       3.2%      3.7%      4.4%      5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $32,507   $38,609   $41,985   $37,118   $26,843
Units Outstanding.......................................      1,915     2,337     2,623     2,506     1,954
Variable Accumulation Unit Value........................    $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73
Total Return............................................       2.7%      3.2%      8.1%      7.9%      8.4%
Investment Income Ratio.................................       3.3%      3.8%      4.7%      5.6%


                                                                               MAINSTAY VP
                                                                             COMMON STOCK--
                                                                              INITIAL CLASS
                                                            -------------------------------------------------
                                                             2004      2003      2002       2001       2000
                                                            -------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $73,642   $76,639   $69,575   $111,911   $155,720
Units Outstanding.......................................      2,865     3,264     3,696      4,445      5,062
Variable Accumulation Unit Value........................    $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76
Total Return............................................       9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)
Investment Income Ratio.................................       1.3%      1.0%      0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $89,868   $89,598   $76,672   $115,917   $149,085
Units Outstanding.......................................      3,497     3,816     4,073      4,605      4,847
Variable Accumulation Unit Value........................    $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76
Total Return............................................       9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)
Investment Income Ratio.................................       1.4%      1.1%      0.9%       0.6%


                                                                                MAINSTAY VP
                                                                                 HIGH YIELD
                                                                              CORPORATE BOND--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2004       2003       2002       2001       2000
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $156,942   $150,241   $104,452   $122,288   $126,771
Units Outstanding.......................................       6,804      7,248      6,783      7,999      8,588
Variable Accumulation Unit Value........................    $  23.07   $  20.73   $  15.40   $  15.29   $  14.76
Total Return............................................       11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................        6.9%       7.9%       9.5%      10.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $116,727   $108,307   $ 75,161   $ 81,685   $ 84,097
Units Outstanding.......................................       5,066      5,231      4,886      5,349      5,703
Variable Accumulation Unit Value........................    $  23.04   $  20.71   $  15.38   $  15.27   $  14.75
Total Return............................................       11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................        7.0%       7.8%       9.9%      10.9%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                    MAINSTAY VP
                       INITIAL CLASS                                       CASH MANAGEMENT
    ----------------------------------------------------   -----------------------------------------------
      2004       2003       2002       2001       2000      2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------------
    $139,443   $162,444   $148,622   $260,390   $391,389   $18,816   $27,888   $46,990   $52,540   $40,116
       6,529      7,820      8,969     10,729     12,222    14,156    20,884    34,967    39,115    30,612
    $  21.36   $  20.77   $  16.57   $  24.27   $  32.02   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
        2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)    (0.5%)    (0.6%)       --      2.5%      4.7%
        0.2%       0.2%       0.1%       0.1%                 0.8%      0.7%      1.3%      3.7%
    $174,656   $190,775   $164,115   $274,149   $390,194   $23,988   $32,002   $45,521   $46,590   $34,555
       8,178      9,184      9,904     11,296     12,184    18,047    23,965    33,873    34,686    26,368
    $  21.36   $  20.77   $  16.57   $  24.27   $  32.02   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
        2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)    (0.5%)    (0.6%)       --      2.5%      4.7%
        0.2%       0.2%       0.1%       0.1%                 0.8%      0.7%      1.3%      3.7%


                      MAINSTAY VP                                       MAINSTAY VP
                     CONVERTIBLE--                                     GOVERNMENT--
                     INITIAL CLASS                                     INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
    -------------------------------------------------------------------------------------------------
    $21,042   $21,812   $15,632   $18,165   $18,477   $33,768   $47,553   $69,501   $51,150   $39,319
      1,191     1,293     1,118     1,181     1,160     1,963     2,819     4,144     3,307     2,677
    $ 17.67   $ 16.87   $ 13.99   $ 15.39   $ 15.93   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69
       4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)     2.0%      0.6%      8.4%      5.3%     10.8%
       1.7%      2.5%      2.7%      3.6%                3.6%      3.5%      3.4%      4.4%
    $17,987   $17,661   $12,721   $14,279   $14,151   $30,205   $40,019   $52,350   $34,663   $26,217
      1,020     1,049       912       931       891     1,756     2,373     3,121     2,241     1,784
    $ 17.63   $ 16.83   $ 13.95   $ 15.34   $ 15.89   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69
       4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)     2.0%      0.6%      8.4%      5.3%     10.8%
       1.9%      2.6%      2.7%      3.6%                3.7%      3.8%      3.6%      4.4%


                     MAINSTAY VP                               MAINSTAY VP
                    INTERNATIONAL                                MID CAP
                      EQUITY--                                    CORE--
                    INITIAL CLASS                             INITIAL CLASS
    ---------------------------------------------   ----------------------------------
     2004      2003     2002     2001      2000      2004     2003     2002      2001
    ----------------------------------------------------------------------------------
    $12,832   $9,245   $6,847   $ 7,779   $ 9,775   $5,763   $2,859   $ 1,250   $  388
        728      607      577       619       660      438      262       153       41
    $ 17.63   $15.22   $11.86   $ 12.57   $ 14.81   $13.16   $10.91   $  8.16   $ 9.49
      15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)   20.6%    33.7%    (14.1%)   (5.1%)
       1.0%     2.0%     1.3%      1.3%               0.6%     0.6%      0.4%     0.6%
    $11,842   $8,147   $6,192   $ 6,335   $ 8,082   $5,628   $2,806   $ 1,381   $  227
        671      535      522       504       545      427      257       169       24
    $ 17.64   $15.23   $11.87   $ 12.58   $ 14.82   $13.19   $10.93   $  8.17   $ 9.51
      15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)   20.6%    33.7%    (14.1%)   (4.9%)
       1.1%     2.0%     1.4%      1.3%               0.6%     0.6%      0.4%     0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                                         MID CAP
                                                                        GROWTH--
                                                                      INITIAL CLASS
                                                           -----------------------------------
                                                            2004     2003      2002      2001
                                                           -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $9,433   $ 5,892   $   682   $  278
Units Outstanding.......................................      806       609       101       29
Variable Accumulation Unit Value........................   $11.70   $  9.67   $  6.77   $ 9.60
Total Return............................................    21.0%     42.9%    (29.5%)   (4.0%)
Investment Income Ratio.................................       --        --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $9,572   $ 4,925   $   635   $  385
Units Outstanding.......................................      803       500        92       39
Variable Accumulation Unit Value........................   $11.92   $  9.85   $  6.89   $ 9.78
Total Return............................................    21.0%     42.9%    (29.5%)   (2.2%)
Investment Income Ratio.................................       --        --        --       --


                                                                               MAINSTAY VP
                                                                              TOTAL RETURN--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                             2004       2003       2002       2001       2000
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $102,017   $113,786   $109,940   $163,607   $216,119
Units Outstanding.......................................      4,717      5,524      6,305      7,727      8,998
Variable Accumulation Unit Value........................   $  21.63   $  20.60   $  17.44   $  21.17   $  24.02
Total Return............................................       5.0%      18.1%     (17.6%)    (11.8%)     (5.6%)
Investment Income Ratio.................................       1.6%       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $112,661   $121,853   $112,541   $157,572   $195,651
Units Outstanding.......................................      5,209      5,915      6,454      7,442      8,146
Variable Accumulation Unit Value........................   $  21.63   $  20.60   $  17.44   $  21.17   $  24.02
Total Return............................................       5.0%      18.1%     (17.6%)    (11.8%)     (5.6%)
Investment Income Ratio.................................       1.6%       1.9%       2.3%       2.4%

                                                                           MAINSTAY VP
                                                                             DREYFUS
                                                                              LARGE
                                                                             COMPANY
                                                                             VALUE--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2004     2003     2002      2001     2000
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $3,468   $2,648   $ 2,073   $3,229   $2,879
Units Outstanding.......................................      301      253       250      296      249
Variable Accumulation Unit Value........................   $11.53   $10.49   $  8.30   $10.90   $11.57
Total Return............................................     9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio.................................     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $4,460   $3,649   $ 2,693   $3,502   $3,147
Units Outstanding.......................................      382      343       320      317      268
Variable Accumulation Unit Value........................   $11.68   $10.63   $  8.41   $11.05   $11.72
Total Return............................................     9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio.................................     1.0%     0.9%      0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                  MAINSTAY VP                                   MAINSTAY VP                          MAINSTAY VP
                    MID CAP                                       S&P 500                             SMALL CAP
                    VALUE--                                       INDEX--                             GROWTH--
                 INITIAL CLASS                                 INITIAL CLASS                        INITIAL CLASS
      -----------------------------------   ----------------------------------------------------   ---------------
       2004      2003     2002      2001      2004       2003       2002       2001       2000      2004     2003
      ------------------------------------------------------------------------------------------------------------
      $12,782   $7,511   $ 5,089   $2,564   $143,383   $146,296   $127,742   $198,864   $258,393   $5,773   $5,197
        1,032      704       607      258      5,051      5,621      6,211      7,423      8,368      557      541
      $ 12.38   $10.67   $  8.38   $ 9.94   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88   $10.37   $ 9.60
        16.0%    27.3%    (15.7%)   (0.6%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)    8.0%    39.9%
         1.0%     1.2%      1.1%     2.0%       1.5%       1.3%       1.2%       0.9%                  --       --
      $13,348   $8,130   $ 5,308   $1,576   $173,793   $171,087   $142,842   $209,565   $258,158   $6,432   $4,771
        1,094      773       643      161      6,123      6,574      6,945      7,823      8,360      610      489
      $ 12.20   $10.52   $  8.26   $ 9.80   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88   $10.55   $ 9.77
        16.0%    27.3%    (15.7%)   (2.0%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)    8.0%    39.9%
         1.0%     1.2%      1.3%     1.9%       1.5%       1.3%       1.2%       1.0%                  --       --


       MAINSTAY VP
        SMALL CAP
         GROWTH--
      INITIAL CLASS
     ----------------
      2002      2001
     ----------------
     $ 1,381   $  725
         201       77
     $  6.87   $ 9.45
      (27.4%)   (5.5%)
          --       --
     $ 1,421   $  918
         203       96
     $  6.98   $ 9.61
      (27.4%)   (3.9%)
          --       --

                                                                        MAINSTAY VP
                                                                          AMERICAN
                                                                          CENTURY
                        MAINSTAY VP                                       INCOME &
                          VALUE--                                         GROWTH--
                       INITIAL CLASS                                   INITIAL CLASS
      -----------------------------------------------   --------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
      ----------------------------------------------------------------------------------------------
      $51,220   $52,162   $45,782   $67,728   $69,989   $5,309   $4,797   $ 3,770   $5,537   $ 6,863
        2,500     2,796     3,086     3,557     3,643      461      464       463      540       604
      $ 20.49   $ 18.65   $ 14.84   $ 19.04   $ 19.21   $11.51   $10.35   $  8.15   $10.25   $ 11.35
         9.8%     25.7%    (22.1%)    (0.9%)    11.4%    11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)
         1.1%      1.5%      1.3%      1.4%               1.7%     1.5%      1.0%     0.8%
      $58,043   $56,255   $46,850   $65,494   $64,042   $6,092   $5,379   $ 4,026   $5,449   $ 6,127
        2,825     3,007     3,149     3,430     3,324      529      520       494      531       540
      $ 20.55   $ 18.71   $ 14.88   $ 19.09   $ 19.27   $11.51   $10.35   $  8.15   $10.25   $ 11.35
         9.8%     25.7%    (22.1%)    (0.9%)    11.4%    11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)
         1.1%      1.6%      1.3%      1.4%               1.8%     1.5%      1.0%     0.8%

                        MAINSTAY VP                                     MAINSTAY VP
                        EAGLE ASSET                                         LORD
                        MANAGEMENT                                         ABBETT
                          GROWTH                                         DEVELOPING
                         EQUITY--                                         GROWTH--
                       INITIAL CLASS                                   INITIAL CLASS
      -----------------------------------------------   --------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
      ----------------------------------------------------------------------------------------------
      $ 6,446   $ 8,487   $ 7,167   $13,064   $31,171   $2,097   $2,275   $ 1,150   $2,131   $ 2,785
          526       668       713       921     1,810      219      248       171      222       266
      $ 12.25   $ 12.71   $ 10.05   $ 14.18   $ 17.22   $ 9.59   $ 9.18   $  6.72   $ 9.58   $ 10.47
        (3.6%)    26.4%    (29.1%)   (17.6%)   (11.1%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
         0.2%      0.2%      0.1%        --                 --       --        --       --
      $ 9,043   $10,395   $ 8,264   $14,072   $21,032   $2,731   $2,776   $ 1,512   $2,371   $ 3,176
          732       811       815       983     1,211      284      302       225      247       303
      $ 12.36   $ 12.82   $ 10.14   $ 14.31   $ 17.37   $ 9.61   $ 9.20   $  6.73   $ 9.60   $ 10.50
        (3.6%)    26.4%    (29.1%)   (17.8%)   (11.1%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
         0.2%      0.2%      0.1%        --                 --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                ALGER
                                                                              AMERICAN
                                                                                SMALL
                                                                          CAPITALIZATION--
                                                                           CLASS O SHARES
                                                           -----------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,890   $ 9,788   $ 7,752   $12,031   $20,098
Units Outstanding.......................................       990     1,127     1,254     1,417     1,648
Variable Accumulation Unit Value........................   $  9.99   $  8.68   $  6.18   $  8.49   $ 12.20
Total Return............................................     15.1%     40.5%    (27.2%)   (30.4%)   (28.1%)
Investment Income Ratio.................................        --        --        --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $12,222   $10,742   $ 7,697   $11,471   $17,694
Units Outstanding.......................................     1,223     1,237     1,245     1,352     1,451
Variable Accumulation Unit Value........................   $  9.99   $  8.68   $  6.18   $  8.49   $ 12.20
Total Return............................................     15.1%     40.5%    (27.2%)   (30.4%)   (28.1%)
Investment Income Ratio.................................        --        --        --      0.1%


                                                                             FIDELITY(R)
                                                                                 VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                           -----------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $52,630   $47,782   $39,960   $49,755   $62,679
Units Outstanding.......................................     2,497     2,584     2,741     3,054     3,332
Variable Accumulation Unit Value........................   $ 21.07   $ 18.49   $ 14.58   $ 16.29   $ 18.81
Total Return............................................     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
Investment Income Ratio.................................      0.3%      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $73,367   $65,135   $52,702   $62,180   $74,681
Units Outstanding.......................................     3,549     3,592     3,685     3,891     4,048
Variable Accumulation Unit Value........................   $ 20.67   $ 18.13   $ 14.30   $ 15.98   $ 18.45
Total Return............................................     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
Investment Income Ratio.................................      0.3%      0.5%      0.8%      0.8%

                                                                             JANUS ASPEN
                                                                                SERIES
                                                                              WORLDWIDE
                                                                               GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                           ------------------------------------------------
                                                            2004      2003      2002      2001       2000
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $40,513   $48,340   $46,780   $75,000   $112,441
Units Outstanding.......................................     2,646     3,265     3,867     4,559      5,233
Variable Accumulation Unit Value........................   $ 15.31   $ 14.80   $ 12.10   $ 16.45   $  21.49
Total Return............................................      3.4%     22.4%    (26.5%)   (23.4%)    (16.8%)
Investment Income Ratio.................................      1.0%      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $53,467   $58,703   $53,620   $82,282   $117,641
Units Outstanding.......................................     3,485     3,957     4,424     4,992      5,465
Variable Accumulation Unit Value........................   $ 15.34   $ 14.83   $ 12.12   $ 16.48   $  21.53
Total Return............................................      3.4%     22.4%    (26.5%)   (23.4%)    (16.8%)
Investment Income Ratio.................................      1.0%      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                        COLONIAL
                                                        SMALL CAP                   DREYFUS IP
                        CALVERT                        VALUE FUND                   TECHNOLOGY
                        SOCIAL                      VARIABLE SERIES--                GROWTH--
                       BALANCED                          CLASS B                  INITIAL SHARES
      -------------------------------------------   -----------------   ----------------------------------
       2004     2003     2002      2001     2000          2004           2004     2003     2002      2001
      ----------------------------------------------------------------------------------------------------
      $3,204   $3,387   $ 2,646   $3,485   $4,189        $  140         $1,707   $1,938   $   595   $  261
         172      195       179      205      226            13            192      216        99       26
      $18.60   $17.40   $ 14.78   $17.04   $18.55        $10.57         $ 8.88   $ 8.95   $  6.01   $10.05
        6.9%    17.8%    (13.3%)   (8.1%)   (4.4%)         5.7%          (0.8%)   49.0%    (40.2%)    0.5%
        1.6%     2.2%      2.6%     3.6%                   0.5%             --       --        --       --
      $5,584   $5,280   $ 4,530   $5,403   $5,717        $   23         $2,470   $2,579   $   878   $  645
         300      303       306      317      308             2            287      297       151       66
      $18.62   $17.42   $ 14.79   $17.06   $18.57        $10.57         $ 8.62   $ 8.69   $  5.83   $ 9.75
        6.9%    17.8%    (13.3%)   (8.1%)   (4.4%)         5.7%          (0.8%)   49.0%    (40.2%)   (2.5%)
        1.7%     2.0%      2.7%     3.7%                   0.6%             --       --        --       --


                                                                                            JANUS ASPEN
                      FIDELITY(R) VIP                   FIDELITY(R) VIP                       SERIES
                      EQUITY-INCOME--                      MID CAP--                        BALANCED--
                       INITIAL CLASS                    SERVICE CLASS 2                INSTITUTIONAL SHARES
      -----------------------------------------------   ---------------   -----------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2004      2003      2002      2001      2000
      -------------------------------------------------------------------------------------------------------------------
      $27,140   $25,421   $21,694   $30,023   $34,017   $4,269   $  431   $49,154   $54,194   $57,185   $70,409   $81,758
        1,509     1,556     1,708     1,938     2,060      309       38     2,400     2,834     3,367     3,828     4,183
      $ 17.99   $ 16.34   $ 12.70   $ 15.49   $ 16.52   $13.83   $11.24   $ 20.48   $ 19.12   $ 16.99   $ 18.39   $ 19.55
        10.1%     28.7%    (18.0%)    (6.2%)     7.0%    23.0%    12.4%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
         1.5%      1.9%      1.8%      1.9%                 --       --      2.2%      2.2%      2.4%      2.6%
      $30,977   $27,839   $21,702   $28,160   $29,719   $5,080   $  338   $74,451   $77,365   $72,705   $81,831   $85,386
        1,735     1,716     1,721     1,831     1,813      361       30     3,625     4,035     4,269     4,437     4,357
      $ 17.86   $ 16.22   $ 12.61   $ 15.38   $ 16.39   $14.07   $11.43   $ 20.54   $ 19.17   $ 17.03   $ 18.44   $ 19.60
        10.1%     28.7%    (18.0%)    (6.2%)     7.0%    23.0%    14.3%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
         1.5%      1.8%      1.8%      1.7%                 --       --      2.2%      2.2%      2.4%      2.6%

                          MFS(R)                                                                                       NEUBERGER
                        INVESTORS                                                                        MFS(R)         BERMAN
                          TRUST                                           MFS(R)                        UTILITIES     AMT MID-CAP
                         SERIES--                                   RESEARCH SERIES--                   SERIES--       GROWTH--
                      INITIAL CLASS                                   INITIAL CLASS                   SERVICE CLASS     CLASS S
      ----------------------------------------------   --------------------------------------------   -------------   -----------
       2004     2003      2002      2001      2000      2004     2003     2002      2001      2000        2004           2004
      ---------------------------------------------------------------------------------------------------------------------------
      $1,441   $ 1,479   $ 1,356   $ 2,158   $ 2,729   $2,001   $1,882   $ 1,734   $ 3,076   $3,995      $1,794         $  210
         155       175       193       240       252      197      212       240       317      320         143             18
      $ 9.29   $  8.45   $  7.01   $  8.99   $ 10.83   $10.16   $ 8.89   $  7.22   $  9.69   $12.47      $12.57         $11.76
        9.9%     20.6%    (22.0%)   (17.0%)    (1.4%)   14.4%    23.1%    (25.5%)   (22.3%)   (6.1%)      25.7%          17.6%
        0.6%      0.6%      0.6%      0.5%               1.1%     0.7%      0.3%        --                   --             --
      $1,977   $ 1,899   $ 1,650   $ 2,207   $ 2,673   $2,918   $2,537   $ 2,180   $ 3,339   $3,891      $2,143         $  248
         207       219       229       239       240      291      289       306       349      316         166             22
      $ 9.55   $  8.69   $  7.21   $  9.24   $ 11.13   $10.03   $ 8.77   $  7.13   $  9.57   $12.31      $12.90         $11.22
        9.9%     20.6%    (22.0%)   (17.0%)    (1.4%)   14.4%    23.1%    (25.5%)   (22.3%)   (6.1%)      29.0%          12.2%
        0.6%      0.7%      0.5%      0.5%               1.1%     0.7%      0.3%        --                   --             --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            T. ROWE PRICE
                                                                                EQUITY
                                                                                INCOME
                                                                              PORTFOLIO
                                                           ------------------------------------------------
                                                            2004      2003       2002      2001      2000
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $15,968   $12,398   $  9,768   $11,020   $ 6,827
Units Outstanding.......................................     1,143     1,007        982       950       590
Variable Accumulation Unit Value........................   $ 13.97   $ 12.32   $   9.94   $ 11.59   $ 11.58
Total Return............................................     13.4%     23.9%    (14.2%)      0.2%     11.6%
Investment Income Ratio.................................      1.6%      1.7%       1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $19,083   $12,581   $  8,546   $ 9,525   $ 5,604
Units Outstanding.......................................     1,355     1,014        853       815       480
Variable Accumulation Unit Value........................   $ 14.08   $ 12.41   $  10.02   $ 11.68   $ 11.67
Total Return............................................     13.4%     23.9%    (14.2%)      0.2%     11.6%
Investment Income Ratio.................................      1.7%      1.8%       1.6%      1.5%


                                                                               VAN ECK
                                                                              WORLDWIDE
                                                                                HARD
                                                                               ASSETS
                                                           -----------------------------------------------
                                                            2004     2003       2002       2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,394   $ 1,288   $    967   $    450   $  504
Units Outstanding.......................................      159       105        113         50       50
Variable Accumulation Unit Value........................   $15.05   $ 12.30   $   8.59   $   8.95   $10.13
Total Return............................................    22.4%     43.2%     (4.1%)    (11.6%)    10.0%
Investment Income Ratio.................................     0.3%      0.5%       0.4%       1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $3,242   $ 1,550   $  1,148   $    472   $  466
Units Outstanding.......................................      212       124        132         52       45
Variable Accumulation Unit Value........................   $15.28   $ 12.49   $   8.72   $   9.09   $10.29
Total Return............................................    22.4%     43.2%     (4.1%)    (11.6%)    10.0%
Investment Income Ratio.................................     0.3%      0.4%       0.4%       1.0%

                                                                                                                 VICTORY
                                                                              VAN KAMPEN                           VIF
                                                                                  UIF                          DIVERSIFIED
                                                                           EMERGING MARKETS                      STOCK--
                                                                               EQUITY--                          CLASS A
                                                                                CLASS I                          SHARES
                                                           -------------------------------------------------   -----------
                                                            2004      2003       2002      2001       2000        2004
                                                           ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 5,991   $ 5,895   $  3,951   $ 4,807   $  5,962     $  233
Units Outstanding.......................................       472       564        558       611        699         22
Variable Accumulation Unit Value........................   $ 12.70   $ 10.45   $   7.08   $  7.87   $   8.53     $10.78
Total Return............................................     21.5%     47.7%    (10.1%)    (7.7%)    (40.0%)       7.8%
Investment Income Ratio.................................      0.7%        --         --        --                  1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 8,335   $ 6,767   $  4,819   $ 5,504   $  6,288     $  267
Units Outstanding.......................................       651       642        676       694        732         24
Variable Accumulation Unit Value........................   $ 12.80   $ 10.53   $   7.13   $  7.93   $   8.59     $11.07
Total Return............................................     21.5%     47.7%    (10.1%)    (7.7%)    (40.0%)      10.7%
Investment Income Ratio.................................      0.7%        --         --        --                  1.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly known as MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly known as MainStay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly known as MainStay VP Indexed Equity), MainStay VP Small Cap Growth-- Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income and Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid Cap Growth--Class S, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting each of the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4 , and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 6 on Form N-4, and incorporated herein by reference.

(5)(a) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - previously filed as
         Exhibit 8(h) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed as
         Exhibit 8(i)to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed as Exhibit 8(j) to Registrant's Post-Effective Amendment No. 8 on Form N-4, and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m)   Amendment dated September 27, 2002 to Stock Sale Agreement dated
         June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) Form of Participation Agreement among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(o) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), file 5/14/03 and incorporated herein by reference.

(8)(p) Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(q) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.
         - Previously filed in accordance with Regulation S-T, 17 CFR
         232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(r) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.


(8)(s) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.



(8)(t) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - filed herewith.



(8)(u)   Agreement between Royce & Associates, LLC and NYLIAC - filed herewith.


(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on

         Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, filed 4/25/97 and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (10)(h) to Registrant's Post-Effective Amendment No. 13 on Form N-4, filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(10)(j) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-5 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(10)(k) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(10)(l) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

(10)(m) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File
         No. 02-86083), filed 4/5/04 and incorporated herein by reference.

(10)(n) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                      Frank M. Boccio                Director
                      Carmela Condon                 Vice President and
                                                     Controller (Principal
                                                     Accounting Officer)
                      Michael G. Gallo               Director
                      Solomon Goldfinger             Director and Chief
                                                     Financial Officer
                      Phillip J. Hildebrand          Director
                      Theodore A. Mathas             Director
                      John R. Meyer                  Director
                      Paul B. Morris                 Director
                      Anne F. Pollack                Director
                      Robert D. Rock                 Director
                      Frederick J. Sievert           Director and President
                                                     (Principal Executive
                                                     Officer)
                      Michael E. Sproule             Director
                      Seymour Sternberg              Director


(10)(o) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 2/9/05 and incorporated herein by reference.


(11)     Not applicable.

(12)     Not applicable.

(13) Schedule of Computations - previously filed as Exhibit 13 to Registrant's Post-Effective Amendment No. 8 on Form N-4 and incorporated herein by reference.

(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

            Name:                                          Title:
            -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Paul B. Morris                                 Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         David Harland                                  Deputy General Counsel
         Howard Anderson                                First Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Patricia Barbari                               Vice President
         Joseph Bennett                                 Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Linda M. Reimer                                Vice President
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Janis C. Rubin                                 Vice President
         Angelo J. Scialabba                            Vice President and Controller
         Gary W. Scofield                               Vice President
         Irwin Silber                                   Vice President and Actuary
         Georgene Sfraga Panza                          Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Michael A Watson                               Vice President and Deputy General Counsel
         Elane Williams                                 Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------



(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%

         (4) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS



  As of January 31, 2005, there were approximately 27,887 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-I.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.


     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-II
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Annuity Separate Account-IV

         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account
         Eclipse Funds
         MainStay Funds
         MainStay VP Series Fund
         McMorgan Funds
         NYLIM Institutional Funds

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Michael G. Gallo                    Manager and Executive Vice President-
                                         Variable Life and Annuity Distribution
     Robert E. Brady                     Manager and Managing Director -
                                           Operations
     Brian A. Murdock                    Chairman and President
     Christopher O. Blunt                Manager and Executive Vice President-
                                         Retail
     John A. Cullen                      Manager
     Robert J. Hebron                    Manager and Executive Vice President-
                                         External Variable Life Distribution
     John R. Meyer                       Manager and Executive Vice President-
                                         External Variable Annuity Distribution
     Barry A. Schuh                      Manager
     Thomas J. Warga                     Senior Managing Director and
                                           General Auditor
     Barbara McInerney                   Senior Managing Director - Compliance
     Thomas A. Clough                    Managing Director - Retirement Services
     Stephen P. Fisher                   Managing Director - Marketing
     Mark A. Gomez                       Managing Director - Compliance and
                                           Chief Compliance Officer
     Joseph J. Henehan                   Managing Director - Retirement Services
     Julia D. Holland                    Managing Director - SMA Distribution
     Alison H. Micucci                   Managing Director - Compliance
     Marguerite E.H. Morrison            Managing Director and Secretary
     Beverly J. Moore                    Managing Director - Marketing
                                           Communications
     Gary M. O'Neill                     Managing Director - Agency Distribution
     Wendy Fishler                       Managing Director - National Accounts
     Stanley Metheney                    Vice President
     Richard Zuccaro                     Vice President
     Albert Leier                        Vice President - Financial Operations
                                           and Treasurer
     Arphiela Arizmendi                  Vice President
     Antoinette B. Cirillo               Vice President
     Thomas J. Murray, Jr.               Vice President

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -

Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

     New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

     Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12 day of April, 2005.



                                                 NYLIAC VARIABLE ANNUITY
                                                 SEPARATE ACCOUNT-I
                                                       (Registrant)


                                                 By /s/ Edward P. Linder
                                                    -------------------------
                                                        Edward P. Linder
                                                        Vice President


                                                 NEW YORK LIFE INSURANCE AND
                                                 ANNUITY CORPORATION
                                                       (Depositor)


                                                 By /s/ Edward P. Linder
                                                    -------------------------
                                                        Edward P. Linder
                                                        Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Frank M. Boccio*        Director

     Michael G. Gallo*       Director

     Solomon Goldfinger*     Director and Chief Financial Officer

     Philip J. Hildebrand*   Director

     Theodore A. Mathas*     Director

     John R. Meyer*          Director

     Paul B. Morris*         Director

     Anne Pollack*           Director

     Robert D. Rock*         Director

     Angelo G. Scialabba*    Vice President and Controller (Principal Accounting Officer)

     Frederick J. Sievert*   Director and President (Principal Executive Officer)

     Michael E. Sproule*     Director

     Seymour Sternberg*      Director




 /s/ Edward P. Linder
    ------------------------
     Edward P. Linder
     Attorney-in-Fact
     April 12, 2005


* Pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit
Number                Description
------                -----------

(8)(t) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC.



(8)(u) Form of Administrative Services Agreement between Royce & Associates, LLC and NYLIAC.


(9)                   Opinion and Consent of Thomas F. English, Esq.

(10)(a)               Consent of PricewaterhouseCoopers LLP.